As filed with the Securities and Exchange Commission on July 25, 2011

Securities Act Registration No. 33-74470

Investment Company Act Registration No. 811-8312

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 27	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 27	☒

(Check appropriate box or boxes)

DAILY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor, New York, New York 10018

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 830-5200

Christine Manna

c/o Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and Address of Agent for Service)

Copy to:

MICHAEL R. ROSELLA, Esq.

Paul, Hastings, Janofsky & Walker LLP

75 East 55th Street

New York, New York 10022

(212) 318-6800

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective: (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 29, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Daily Income Fund Institutional Class Shares (“Institutional Shares”)

Money Market Portfolio – Ticker Symbol: IMBXX

U.S. Treasury Portfolio – Ticker Symbol: ITBXX

U.S. Government Portfolio – No Ticker Symbol

Municipal Portfolio – No Ticker Symbol

PROSPECTUS

July 29, 2011

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1411 BROADWAY

28th FLOOR

NEW YORK, NY 10018

(212) 830-5345

Summary of the Institutional Shares of the Money Market Portfolio	3

Summary of the Institutional Shares of the U.S. Treasury Portfolio	7

Summary of the Institutional Shares of the U.S. Government Portfolio	11

Summary of the Institutional Shares of the Municipal Portfolio	15

Investment Objectives, Principal Investment Strategies and Related Risks	20

Management, Organization and Capital Structure	28

Shareholder Information	29

Distribution Arrangements	40

Financial Highlights	42

Privacy Notice	PN-1

2

Summary of the Institutional Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Money Market Portfolio.

	Money Market Portfolio Institutional Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (includes Administration Fees listed below)		0.13%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Institutional Shares:	$26	$80	$141	$318

3

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio

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will perform in the future. The current 7-day yield for the Institutional Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Institutional Shares

As of June 30, 2011, the Money Market Portfolio Institutional Shares had a year-to-date return of 0.02%.

The Money Market Portfolio Institutional Shares’ highest quarterly return was 1.43% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Shares
One Year	0.11%
Five Years	2.78%
Ten Years	2.52%
Since Inception*	3.74%

*	The inception date for the Money Market Portfolio’s Institutional Shares was May 13, 1994.

5

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary of the Institutional Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Treasury Portfolio.

	U.S. Treasury Portfolio Institutional Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Treasury Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Institutional Shares:	$28	$87	$152	$343

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:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.
•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

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U.S. Treasury Portfolio – Institutional Shares

As of June 30, 2011, the U.S. Treasury Portfolio Institutional Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Shares’ highest quarterly return was 1.36% for the quarter ended March 21, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Shares
One Year	0.00%
Five Years	2.23%
Ten Years	2.20%
Since Inception*	3.13%

*	The inception date for the U.S. Treasury Portfolio’s Institutional Shares was November 18, 1996,

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:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang,1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Summary of the Institutional Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the U.S. Government Portfolio.

	U.S. Government Portfolio Institutional Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (includes Administration Fees listed below)		0.13%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio – Institutional Shares:	$26	$80	$141	$318

11

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.
•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Institutional Shares of the U.S. Government Portfolio’s average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Shares for the period of December 11, 2008 through May 5, 2009, when the Institutional Shares were not active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses.

12

While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the U.S. Government Portfolio is available by calling the Fund toll free at (800) 433-1918.

U.S. Government Portfolio – Institutional Shares

As of June 30, 2011, the U.S. Government Portfolio Institutional Shares had a year-to-date return of 0.01%.

The U.S. Government Portfolio Institutional Shares’ highest quarterly return was 1.27% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Shares
One Year	0.04%
Since Inception*	1.98%

*	The U.S. Government Portfolio Institutional Shares commenced operations on October 30, 2006, and were fully redeemed on December 11, 2008. It became active again on May 5, 2009. The performance information shown in the Average Annual Return Table above includes performance of the U.S. Government Portfolio Advantage Shares for the inactive period.

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:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

14

Summary of the Institutional Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Municipal Portfolio.

	Municipal Portfolio Institutional Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (includes Administration Fees listed below)		0.18%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.30%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Institutional Shares:	$31	$97	$169	$381

15

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws,

16

may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Shares of the Municipal Portfolio. The bar chart shows changes in the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

17

Municipal Portfolio – Institutional Shares

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%

The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Shares
One Year	0.22%
Since Inception*	1.55%

*	The inception date for the Municipal Portfolio’s Institutional Shares was October 30, 2006.

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:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Institutional Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

:	Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax. It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Investment Objectives, Principal Investment Strategies and Related Risks

:	Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

:	Principal Investment Strategies

GENERALLY

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly

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Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

MONEY MARKET PORTFOLIO

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

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(ii)	Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on

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those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. TREASURY PORTFOLIO

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

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The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)	Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or

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guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iv)	Loan Participation Interests: The US Government Portfolio may purchase interests in loans extended to the US Government and its agencies or instrumentalities by banks whose credit quality is comparable to that of issuers of the Portfolio’s securities investments. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

MUNICIPAL PORTFOLIO

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. By investing in liquid, short-term, high quality investments that have high quality support from banks, insurance companies and other financial institutions, the Fund’s investment management believes that it can protect the Municipal Portfolio against credit risks that may exist in long-term municipal debt obligations. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal

Portfolio intends to attain its investment objective through investments in the following securities:

(i)	Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)	Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

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:	Risks

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be

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subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations. The Municipal Portfolio may be exposed to the credit risk of the banks, insurance companies or the financial institutions which provide the credit support on long-term municipal debt obligations in which the Municipal Portfolio may invest.

Since the Municipal Portfolio may invest in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Municipal Portfolio should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail.

Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

:	Portfolio Holdings

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning each of the Portfolio’s holdings, as well as their weighted average maturity and weighed average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the

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end of the month and remain posted for six months thereafter. The information may also be obtained by calling toll-free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of each of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of each Portfolio’s securities is available in the Statement of Additional Information.

Management, Organization and Capital Structure

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located 1411 Broadway, 28th Floor, New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the U.S. Treasury and Municipal Portfolios, the Fund paid the Manager a management fee equal to 0.12% of the Money Market, 0.11% of the U.S. Treasury, 0.12% of the U.S. Government and 0.11% of the Municipal Portfolios’ average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.05% of the Money Market, 0.03% of the U.S. Treasury, 0.05% of the U.S. Government, and 0.01% of the Municipal Portfolios’ average daily net assets.

Effective July 29, 2011, the Manager and Distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.20% for the Money Market Portfolio, 0.25% for the U.S. Treasury Portfolio, 0.25% for the U.S. Government Portfolio and 0.30% for the Municipal Portfolio (the “Expense Cap”). The Manager has further agreed not to modify or terminate its fee waiver arrangement through July 29, 2012, without the prior approval of the Fund’s Board of Trustees. Any portion of the total fees received by the Manager and its past profits may be used to provide

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shareholder services and for distribution of Fund shares. In addition, in light of recent market conditions, the Manager may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap in an effort to maintain certain net yields.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

Shareholder Information

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

:	Pricing of Fund Shares

The net asset value of the Institutional Shares of the U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. The next asset value of the Institutional Shares of the Money Market Portfolio of the Fund’s shares is determined as of 5:00 p.m. Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of

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Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close trading early. On such days, the cut-off times for purchase orders and redemption and exchange requests (as set forth below) may be shortened to accommodate the Fund’s early close. If the Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Fund’s website at http://www.reichandtang.com, or by calling the Fund toll free at (800) 433-1918.

:	Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest.

Certificates for Fund shares will not be issued to investors.

:	Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate. Orders from these direct investors for purchases of shares of the Institutional Shares of the U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio of the Fund that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day. Orders from direct investors for purchases of shares of the Institutional Shares of the Money Market Portfolio that are accompanied by Federal Funds and received after 5:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Institutional Shares, the minimum initial investment for each Portfolio is $1,000,000 and for subsequent investments is $10,000. In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered

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into an agreement. The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

:	Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund). The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day

31

he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

:	Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

MAIL AND PERSONAL DELIVERY

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the funds are not available for redemption until the check has been cleared for payment by the investor bank.

BANK WIRE

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund

Business Day to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476. The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 890040352-7

For Daily Income Fund

Name of Portfolio

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund), on a Fund Business Day will be treated as a Federal Funds payment received on that day.

:	Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest

32

payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

:	Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund

c/o Reich & Tang

P.O. Box 13232

Newark, New Jersey 07101-3232

There is a $10,000 minimum for the Institutional Shares for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

:	Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

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WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature. Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. As soon as the Fund application is received in good order by the Fund’s transfer agent, the Fund will provide the shareholder with a supply of checks.

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TELEPHONE

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or

35

redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Institutional Shares. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

:	Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

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:	Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

:	Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Institutional Shares do not bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be higher than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

:	Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a

37

particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made. An exchange will be a taxable event to an exchanging shareholder. See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

:	Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or

38

harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

:	Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution). We will begin sending you individual copies within thirty days after receiving your request.

:	Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who

39

elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and reported as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends. Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders. Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013)

rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code subject to certain exceptions.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

Distribution Arrangements

:	Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase Institutional Shares of the Fund. The Fund’s

Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”) and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement, with

40

respect to the Institutional Shares. There are no fees chargeable to the Institutional Shares under the Plan.

Under the Distribution Agreement, the Distributor serves as distributor of the Institutional Shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan provides that the Fund will pay for preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits to pay the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.

The Manager or an affiliate may, from time to time, at its expense and out of its own resources, make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Manager or an affiliate out of its own resources.

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Financial Highlights

These financial highlights tables are intended to help you understand the financial performance of the Institutional Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio for the past 5 years, or since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	MONEY MARKET PORTFOLIO
: Institutional Shares	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.003	0.024	0.048	0.051
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.003	0.024	0.048	0.051
Less distributions from:
Dividends from net investment income	(0.001)	(0.003)	(0.024)	(0.048)	(0.051)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.001)	(0.003)	(0.024)	(0.048)	(0.051)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.11%	0.29%	2.46%	4.91%	5.19%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$227,901	$221,078	$295,039	$751,532	$639,573
Ratio to average net assets:
Net investment income	0.11%	0.26%	2.52%	4.78%	5.10%
Expenses (net of fees waived) (a)	0.25%	0.25%	0.22%	0.20%	0.20%
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.00%	0.01%	0.01%	0.01%	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable

42

Financial Highlights (continued)

	U.S. TREASURY PORTFOLIO
: Institutional Shares	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.010	0.041	0.049
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.001	0.010	0.041	0.049
Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.010)	(0.041)	(0.049)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.001)	(0.010)	(0.041)	(0.049)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.07%	0.97%	4.18%	5.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$473,133	$499,667	$526,947	$544,746	$590,254
Ratio to average net assets:
Net investment income	0.00%	0.08%	0.93%	4.17%	4.89%
Expenses (net of fees waived) (a)	0.22%	0.21%	0.23%	0.20%	0.20%
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.01%	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable

43

Financial Highlights (continued)

	U.S. GOVERNMENT PORTFOLIO
: Institutional Shares*	Year Ended March 31, 2011	For the period May 5, 2009 through March 31, 2010		For the period April 1, 2008 through December 11, 2008		Year Ended March 31, 2008	Commencement of Operations October 30, 2006 through March 31, 2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00		$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.002		0.012		0.045	0.009
Net realized and unrealized gain (loss) on investments	0.000	—		(0.000)		(0.000)	0.000

Total from investment operations	0.000	0.002		0.012		0.045	0.009
Less distributions from:
Dividends from net investment income	(0.000)	(0.002)		(0.012)		(0.045)	(0.009)
Net realized gain on investment	—	—		—		—	—

Total distributions	(0.000)	(0.002)		(0.012)		(0.045)	(0.009)

Net asset value, end of period	$1.00	$1.00		$1.00		$1.00	$1.00

TOTAL RETURN	0.04%	0.17%	(a)	1.24%	(a)	4.54%	0.88%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$32,219	$90,506		$-0-		$10	$10
Ratio to average net assets:
Net investment income	0.04%	0.17%	(b)	1.76%	(b)	4.44%	5.10%	(b)
Expenses (net of fees waived)	0.25%	0.25%	(b)	0.25%	(b)	0.21%	0.20%	(b)
Management and administration fees waived	0.00%	0.02%	(b)	0.05%	(b)	0.09%	0.16%	(b)
Shareholder Servicing and Distribution fees waived	—	—		—		—	—
Transfer agency fees waived	—	—		—		—	—

*	Shares were fully liquidated on December 11, 2008 and became active on May 5, 2009.
(a)	Unannualized
(b)	Annualized

44

Financial Highlights (continued)

	MUNICIPAL PORTFOLIO
: Institutional Shares	Years Ended March 31,				Commencement of Operations October 30, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002	0.004	0.019	0.033	0.006
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	0.000	0.000	—

Total from investment operations	0.002	0.004	0.019	0.033	0.006
Less distributions from:
Dividends from net investment income	(0.002)	(0.004)	(0.019)	(0.033)	(0.006)
Net realized gain on investment	(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.002)	(0.004)	(0.019)	(0.033)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.19%	0.42%	1.96%	3.35%	0.60%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$5,171	$25,344	$4,061	$3,856	$10
Ratio to average net assets:
Net investment income	0.22%	0.27%	1.93%	2.87%	3.44%	(c)
Expenses (net of fees waived) (b)	0.25%	0.25%	0.23%	0.20%	0.20%	(c)
Management and administration fees waived	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Transfer Agency Account fees waived	—	—	—	—	—
Shareholder Servicing and Distribution fees waived	—	—	—	—	—
Expenses paid indirectly	0.00%	—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

45

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is Covered by Our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting Customer Information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of Information We Collect from Our Customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of Information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/DIF_Institutional. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc. 1411 Broadway New York, NY 10018 (212) 830-5345	MM.INS-23380W200-P0711 TR.INS-23380W408-P0711 G.INS-23380W796-P0711 MU.INS-23380W606-P0711

Daily Income Fund

Institutional Class Shares

Prospectus

July 29, 2011

Daily Income Fund Institutional Service Class Shares (“Institutional Service Shares”)

Money Market Portfolio – Ticker Symbol: IMAXX

U.S. Treasury Portfolio – Ticker Symbol: IDAXX

U.S. Government Portfolio – No Ticker Symbol

Municipal Portfolio – No Ticker Symbol

PROSPECTUS

July 29, 2011

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1411 BROADWAY

28th FLOOR

NEW YORK, NY 10018

(212) 830-5345

Summary of the Institutional Service Shares of the Money Market Portfolio	3

Summary of the Institutional Service Shares of the U.S. Treasury Portfolio	7

Summary of the Institutional Service Shares of the U.S. Government Portfolio	11

Summary of the Institutional Service Shares of the Municipal Portfolio	15

Investment Objectives, Principal Investment Strategies and Related Risks	20

Management, Organization and Capital Structure	28

Shareholder Information	29

Distribution Arrangements	40

Financial Highlights	43

Privacy Notice	PN-1

2

Summary of the Institutional Service Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Money Market Portfolio.

	Money Market Portfolio Institutional Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.14%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Institutional Service Shares:	$52	$164	$285	$640

3

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Money Market Portfolio. The bar chart shows changes in the Institutional Service Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of

4

how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Institutional Service Shares

As of June 30, 2011, the Money Market Portfolio Institutional Service Shares had a year-to-date return of 0.00%

The Money Market Portfolio Institutional Service Shares’ highest quarterly return was 1.37% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Service Shares
One Year	0.00%
Five Years	2.56%
Ten Years	2.28%
Since Inception*	3.41%

*	The inception date for the Money Market Portfolio’s Institutional Service Shares was April 3, 1995.

5

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Summary of the Institutional Service Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Treasury Portfolio.

	U.S. Treasury Portfolio Institutional Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.14%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.51%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Institutional Service Shares:	$52	$164	$285	$640

7

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Service Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

8

U.S. Treasury Portfolio – Institutional Service Shares

As of June 30, 2011, the U.S. Treasury Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Institutional Service Shares’ highest quarterly return was 1.29% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Service Shares
One Year	0.00%
Five Years	2.06%
Ten Years	1.98%
Since Inception*	3.04%

*	The inception date for the U.S. Treasury Portfolio’s Institutional Service Shares was November 29, 1995.

9

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Summary of the Institutional Service Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the U.S. Government Portfolio.

	U.S. Government Portfolio Institutional Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)		0.13%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.50%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio – Institutional Service Shares:	$51	$160	$280	$628

11

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the Institutional Service Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

12

U.S. Government Portfolio – Institutional Service Shares

As of June 30, 2011, the U.S. Government Portfolio Institutional Service Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Institutional Service Shares’ highest quarterly return was 1.22% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Service Shares
One Year	0.00%
Since Inception*	1.51%

*	The inception date for the U.S. Government Portfolio’s Institutional Service Shares was March 19, 2007.

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:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary of the Institutional Service Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Institutional Service Shares of the Municipal Portfolio.

	Municipal Portfolio Institutional Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (includes Administration Fees listed below)(1)		0.18%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.55%

(1)	Other expenses for the current fiscal year are estimated as the Institutional Service Shares of the Municipal Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Institutional Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Institutional Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Institutional Service Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Institutional Service Shares:	$56	$176	$307	$689

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:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws,

16

may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Institutional Service Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio’s average annual total returns for the one year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Institutional Service Shares which are not currently active. All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Institutional Service Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Institutional Service Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

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Municipal Portfolio – Institutional Shares

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Shares
One Year	0.22%
Since Inception*	1.55%

The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this Prospectus. The Institutional Shares and the Institutional Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Institutional Service Shares would have been lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.

*	The inception date for the Municipal Portfolio’s Institutional Service Shares was March 19, 2007 and they were fully liquidated on December 21, 2009. The information presented is for the longest running share class of the Portfolio, the Institutional Shares. The inception date of the Institutional Shares is October 30, 2006.

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:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Institutional Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $100,000 and the minimum amount for subsequent investments is $1,000.

:	Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax. It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

19

Investment Objectives, Principal Investment Strategies and Related Risks

:	Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

:	Principal Investment Strategies

GENERALLY

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly

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Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

MONEY MARKET PORTFOLIO

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)	Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities

21

issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market

Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions

22

such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. TREASURY PORTFOLIO

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

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The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)	Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or

24

guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iv)	Loan Participation Interests: The US Government Portfolio may purchase interests in loans extended to the US Government and its agencies or instrumentalities by banks whose credit quality is comparable to that of issuers of the Portfolio’s securities investments. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

MUNICIPAL PORTFOLIO

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. By investing in liquid, short-term, high quality investments that have high quality support from banks, insurance companies and other financial institutions, the Fund’s investment management believes that it can protect the Municipal Portfolio against credit risks that may exist in long-term municipal debt obligations. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal

Portfolio intends to attain its investment objective through investments in the following securities:

(i)	Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)	Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

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:	Risks

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United

26

States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations. The Municipal Portfolio may be exposed to the credit risk of the banks, insurance companies or the financial institutions which provide the credit support on long-term municipal debt obligations in which the Municipal Portfolio may invest.

Since the Municipal Portfolio may invest in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Municipal Portfolio should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail.

Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

:	Portfolio Holdings

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning each of the Portfolio’s holdings, as well as their weighted average maturity and weighed average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the

27

end of the month and remain posted for six months thereafter. The information may also be obtained by calling toll-free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of each Portfolio’s securities is available in the Statement of Additional Information.

Management, Organization and Capital Structure

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway, 28th Floor New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the U.S. Treasury and Municipal Portfolios, the Fund paid the Manager a management fee equal to 0.12% of the Money Market, 0.11% of the U.S. Treasury, and 0.12% of the U.S. Government Portfolios’ average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.05% of the Money Market, 0.03% of the U.S. Treasury, and 0.05% of the U.S. Government Portfolios’ average daily net assets.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Institutional Service Class shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Distributor a fee for servicing equal to 0.10% of the Money Market, 0.00% of the U.S. Treasury, and 0.03% of the U.S. Government Portfolios’ average daily net assets.

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Effective July 29, 2011, the Manager and Distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.47% for the Money Market Portfolio, 0.50% for the U.S. Treasury Portfolio, 0.50% for the U.S. Government Portfolio and 0.55% for the Municipal Portfolio (the “Expense Cap”). The Manager and Distributor have further agreed not to modify or terminate their fee waiver arrangements through July 29, 2012, without the prior approval of the Fund’s Board of Trustees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, in light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap in an effort to maintain certain net yields.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

Shareholder Information

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

:	Pricing of Fund Shares

The net asset value of the Institutional Service Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, and Municipal Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the

Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the

29

amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close trading early. On such days, the cut-off times for purchase orders and redemption and exchange requests (as set forth below) may be shortened to accommodate the Fund’s early close. If the Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Fund’s website at http://www.reichandtang.com, or by calling the Fund toll free at (800) 433-1918.

:	Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

:	Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate. Orders from these direct investors for purchases of shares of the Institutional Service Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, and Municipal Portfolio of the Fund that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Institutional Service Shares, the minimum initial investment for each Portfolio is $100,000 and

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the minimum amount for subsequent investments is $1,000. In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement. The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

:	Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period

(including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund). The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time (5:00 p.m.,

31

Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

:	Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

MAIL AND PERSONAL DELIVERY

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the funds are not available for redemption until the check has been cleared for payment by the investor bank.

BANK WIRE

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476. The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 890040352-7

For Daily Income Fund

Name of Portfolio

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund), on a Fund Business Day will be treated as a Federal Funds payment received on that day.

:	Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest

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payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

:	Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund

c/o Reich & Tang

P.O. Box 13232

Newark, New Jersey 07101-3232

There is a $1,000 minimum for the Institutional Service Shares for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

:	Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

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All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature. Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. As soon as the Fund application is received in good order by the Fund’s transfer agent, the Fund will provide the shareholder with a supply of checks.

TELEPHONE

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any

34

person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal

35

activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Institutional Service Shares. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

:	Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

:	Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

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:	Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments.

Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Institutional Service Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

:	Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

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There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made. An exchange will be a taxable event to an exchanging shareholder. See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

:	Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money

38

market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

:	Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution). We will begin sending you individual copies within thirty days after receiving your request.

:	Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and reported as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends. Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other

39

limitations applicable to certain shareholders. Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code subject to certain exceptions.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

Distribution Arrangements

:	Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Institutional Service Shares shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Institutional Service Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Institutional Service Shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided

40

that any orders will not be binding on the Fund until accepted by the Fund as principal.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Institutional Service Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Institutional Service Shares of each Portfolio. For the fiscal year ended March 31, 2011, following voluntary fee waivers for the Money Market, U.S. Treasury and U.S. Government Portfolios, the Fund paid the Distributor a Shareholder Servicing Fee equal to 0.10% of the Money Market, 0.00% of the U.S. Treasury, and 0.03% of the U.S. Government Portfolio’s average daily net assets.

The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Institutional Service Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Institutional Service Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Institutional Service Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Institutional Service Shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without

41

limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

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Financial Highlights

These financial highlights tables are intended to help you understand the financial performance of the Institutional Service Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio for the past 5 years, or since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	MONEY MARKET PORTFOLIO
: Institutional Service Shares	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.022	0.046	0.048
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.001	0.022	0.046	0.048
Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.022)	(0.046)	(0.048)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)	(0.001)	(0.022)	(0.046)	(0.048)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.12%	2.21%	4.65%	4.92%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$158,401	$235,431	$199,697	$260,609	$267,865
Ratio to average net assets:
Net investment income	0.00%	0.09%	2.31%	4.50%	4.83%
Expenses (net of fees waived) (a)	0.36%	0.42%	0.47%	0.45%	0.45%
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%
Shareholder servicing and distribution fees waived	0.15%	0.09%	0.01%	0.01%	—
Transfer agency fees waived	—	—	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

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Financial Highlights (continued)

	U.S. TREASURY PORTFOLIO
: Institutional Service Shares	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.007	0.039	0.047
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.000	0.007	0.039	0.047
Less distributions from:
Dividends from net investment income	(0.000)	0.000	(0.007)	(0.039)	(0.047)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.007)	(0.039)	(0.047)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	0.75%	3.92%	4.76%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$223,950	$251,926	$233,270	$331,209	$248,962
Ratio to average net assets:
Net investment income	0.00%	0.01%	0.83%	3.76%	4.65%
Expenses (net of fees waived) (a)	0.22%	0.26%	0.44%	0.45%	0.45%
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%
Shareholder servicing and distribution fees waived	0.25%	0.19%	0.03%	—	—
Transfer agency fees waived	0.01%	0.01%	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a) Includes expenses paid indirectly, if applicable.

44

Financial Highlights (continued)

	U.S. GOVERNMENT PORTFOLIO
: Institutional Service Shares	Years Ended March 31,				Commencement of Operations March 19, 2007 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.012	0.042	0.002
Net realized and unrealized gain (loss) on investments	0.000	—	(0.000)	(0.000)	0.000

Total from investment operations	0.000	0.001	0.012	0.042	0.002
Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.012)	(0.042)	(0.002)
Net realized gain on investment	—	—	—	—	—

Total distributions	(0.000)	(0.001)	(0.012)	(0.042)	(0.002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.09%	1.23%	4.31%	0.17%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$66,183	$73,383	$283	$336	$10
Ratio to average net assets:
Net investment income	0.00%	0.00%	1.35%	3.82%	4.85%	(b)
Expenses (net of fees waived)	0.28%	0.30%	0.47%	0.45%	0.45%	(b)
Management and administration fees waived	0.00%	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder Servicing and Distribution fees waived	0.22%	0.20%	—	—	—
Transfer agency fees waived	0.00%	—	—	—	—

(a)	Unannualized
(b)	Annualized

45

Financial Highlights (continued)

	MUNICIPAL PORTFOLIO
: Institutional Service Shares	For the period April 1, 2009 through December 21, 2009		Years Ended March 31,		Commencement of Operations March 19, 2007 through March 31, 2007
			2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.002		0.017	0.030	0.001
Net realized and unrealized gain (loss) on investments	0.000		0.000	0.000	—

Total from investment operations	0.002		0.017	0.030	0.001
Less distributions from:
Dividends from net investment income	(0.002)		(0.017)	(0.030)	(0.001)
Net realized gain on investment	(0.000)		—	(0.000)	—

Total distributions	(0.002)		(0.017)	(0.030)	(0.001)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.18%	(a)	1.70%	3.09%	0.12%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$-0-		$249	$110	$10
Ratio to average net assets:
Net investment income	0.26%	(c)	1.69%	2.81%	3.25%	(c)
Expenses (net of fees waived) (b)	0.50%	(c)	0.48%	0.45%	0.42%	(c)
Management and administration fees waived	0.07%	(c)	0.10%	0.13%	0.16%	(c)
Transfer Agency Account fees waived	—		—	0.01%	—
Shareholder Servicing and Distribution fees waived	0.00%	(c)	0.00%	0.00%	0.00%	(c)
Expenses paid indirectly	—		0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

46

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc.(“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is Covered by Our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting Customer Information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of Information We Collect from Our Customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of Information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/DIF_InstitutionalService. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc. 1411 Broadway New York, NY 10018 (212) 830-5345	MM.INSSV-23380W101-P0711 TR.INSSV-23380W309-P0711 G.INSSV-23380W788-P0711 MU.INSSV-23380W507-P0711

Daily Income Fund

Institutional Service Class Shares

Prospectus

July 29, 2011

Daily Income Fund
Investor Class Shares (“Investor Shares”)

Money Market Portfolio – Ticker Symbol: DNVXX

U.S. Treasury Portfolio – Ticker Symbol: DUVXX

U.S. Government Portfolio – No Ticker Symbol

Municipal Portfolio – No Ticker Symbol

PROSPECTUS

July 29, 2011

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1411 BROADWAY

28th FLOOR

NEW YORK, NY 10018

(212) 830-5345

Summary of the Investor Shares of the Money Market Portfolio	3

Summary of the Investor Shares of the U.S. Treasury Portfolio	7

Summary of the Investor Shares of the U.S. Government Portfolio	11

Summary of the Investor Shares of the Municipal Portfolio	16

Investment Objectives, Principal Investment Strategies and Related Risks	21

Management, Organization and Capital Structure	29

Shareholder Information	30

Distribution Arrangements	41

Financial Highlights	44

Privacy Notice	PN-1

2

Summary of the Investor Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Money Market Portfolio.

	Money Market Portfolio Investor Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)		0.16%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.73%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Investor Shares:	$75	$233	$406	$906

3

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the

4

future. The current 7-day yield for the Investor Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Investor Shares

As of June 30, 2011, the Money Market Portfolio Investor Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Investor Shares’ highest quarterly return was 1.20% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Investor Shares
One Year	0.00%
Since Inception*	1.97%

*	The inception date for the Money Market Portfolio’s Investor Shares was November 28, 2006.

5

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Investor Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Summary of the Investor Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Treasury Portfolio.

	U.S. Treasury Portfolio Investor Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below)		0.17%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.74%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Treasury Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Investor Shares:	$76	$237	$411	$918

7

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

8

U.S. Treasury Portfolio – Investor Shares

As of June 30, 2011, the U.S. Treasury Portfolio Investor Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Shares’ highest quarterly return was 1.13% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Investor Shares
One Year	0.00%
Since Inception*	1.25%

*	The inception date for the U.S. Treasury Portfolio’s Investor Shares was February 21, 2007.

9

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Investor Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Summary of the Investor Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the U.S. Government Portfolio.

	U.S. Government Portfolio Investor Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below) (1)		0.16%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.73%

(1)	Other Expenses for the current fiscal year are estimated as the Investor Shares of the U.S. Government Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio – Investor Shares:	$75	$233	$406	$906

11

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

12

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio’s average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been higher than the Advantage Shares performance due to their /lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

13

U.S. Government Portfolio – Advantage Shares

As of June 30, 2011, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Advantage Shares
One Year	0.01%
Since Inception*	1.48%

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

*	The inception date for the U.S. Government Portfolio’s Advantage Shares was November 2, 2006.

14

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Investor Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

15

Summary of the Investor Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Shares of the Municipal Portfolio.

	Municipal Portfolio Investor Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.45%
Other Expenses (includes Administration Fees listed below) (1)		0.21%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.78%

(1)	Other Expenses for the current fiscal year are estimated as the Investor Shares of the Municipal Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Investor Shares:	$80	$249	$433	$966

16

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and

17

profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Shares of the Municipal Portfolio. The bar chart shows changes in the average annual total returns of the Institutional Shares of the Municipal Portfolio’s performance from year to year. The table shows the Institutional Shares of the Municipal Portfolio’s average annual total returns for the one year and since inception periods. The historical performance of the Institutional Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Shares which are not currently active. All of the classes of the Municipal Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Shares would have been lower than the Institutional Shares performance due to their higher fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Shares of the Municipal Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

18

Municipal Portfolio – Institutional Shares

As of June 30, 2011, the Municipal Portfolio Institutional Shares had a year-to-date return of 0.05%.

The Municipal Portfolio Institutional Shares’ highest quarterly return was 0.91% for the quarter ended June 30, 2007; the lowest quarterly return was 0.02% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Institutional Shares
One Year	0.22%
Since Inception*	1.55%

The returns shown above are those of the Institutional Shares of the Municipal Portfolio which are not offered in this prospectus. The Institutional Shares and the Investor Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Shares would be lower than returns for Institutional Shares because Institutional Shares have lower fees and expenses.

*	The inception date for the Municipal Portfolio’s Institutional Shares was October 30, 2006.

19

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Investor Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax. It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

20

Investment Objectives, Principal Investment Strategies and Related Risks

:	Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

:	Principal Investment Strategies

GENERALLY

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly

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Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

MONEY MARKET PORTFOLIO

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

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(ii)	Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on

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those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. TREASURY PORTFOLIO

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

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The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)	Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or

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guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iv)	Loan Participation Interests: The US Government Portfolio may purchase interests in loans extended to the US Government and its agencies or instrumentalities by banks whose credit quality is comparable to that of issuers of the Portfolio’s securities investments. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

MUNICIPAL PORTFOLIO

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. By investing in liquid, short-term, high quality investments that have high quality support from banks, insurance companies and other financial institutions, the Fund’s investment management believes that it can protect the Municipal Portfolio against credit risks that may exist in long-term municipal debt obligations. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal

Portfolio intends to attain its investment objective through investments in the following securities:

(i)	Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)	Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

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:	Risks

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be

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subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations. The Municipal Portfolio may be exposed to the credit risk of the banks, insurance companies or the financial institutions which provide the credit support on long-term municipal debt obligations in which the Municipal Portfolio may invest.

Since the Municipal Portfolio may invest in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Municipal Portfolio should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail.

Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

:	Portfolio Holdings

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning each of the Portfolio’s holdings, as well as their weighted average maturity and weighed average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the end of the month and remain posted for

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six months thereafter. The information may also be obtained by calling toll-free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of each Portfolio’s securities is available in the Statement of Additional Information.

Management, Organization and Capital Structure

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway, 28th Floor, New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the U.S. Treasury Portfolio, the Fund paid the Manager a management fee equal to 0.12% of the Money Market and 0.11% of the U.S. Treasury Portfolios’ average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.05% of the Money Market and 0.03% of the U.S. Treasury Portfolios’ average daily net assets.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Investor Shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2011, following voluntary fee waivers for the Money Market and U.S. Treasury Portfolios, the Fund paid the Distributor a fee for servicing equal to 0.08% of the Money Market and 0.00% of the U.S. Treasury Portfolios’ average daily net assets.

The Distributor also receives a distribution fee in an amount not to exceed 0.20% per annum of the

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average daily net assets of the Investor Shares of each Portfolio pursuant to the Distribution Agreement. For the fiscal year ended March 31, 2011, the fees were fully waived.

Effective July 29, 2011, the Manager and Distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.70% for the Money Market Portfolio, 0.68% for the U.S. Treasury Portfolio, 0.70% for the U.S. Government Portfolio and 0.75% for the Municipal Portfolio (the “Expense Cap”). The Manager and Distributor have further agreed not to modify or terminate their fee waiver arrangements through July 29, 2012, without the prior approval of the Fund’s Board of Trustees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, in light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap in an effort to maintain certain net yields.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

Shareholder Information

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

:	Pricing of Fund Shares

The net asset value of the Investor Class Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, and Municipal Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to

30

prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close trading early. On such days, the cut-off times for purchase orders and redemption and exchange requests (as set forth below) may be shortened to accommodate the Fund’s early close. If the Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Fund’s website at http://www.reichandtang.com, or by calling the Fund toll free at (800) 433-1918.

:	Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the

Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

:	Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate. Orders from these direct investors for purchases of shares of the Investor Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, and Municipal Portfolio of the fund that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

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For the Investor Shares, the minimum initial investment for each Portfolio is $5,000 and for subsequent investments is $100. In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement. The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

:	Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant

Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money

32

Market Portfolio of the Fund). The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

:	Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

MAIL AND PERSONAL DELIVERY

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the funds are not available for redemption until the check has been cleared for payment by the investor bank.

BANK WIRE

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor,

prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476. The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 890040352-7

For Daily Income Fund

Name of Portfolio

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund), on a Fund Business Day will be treated as a Federal Funds payment received on that day.

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:	Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

:	Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund

c/o Reich & Tang

P.O. Box 13232

Newark, New Jersey 07101-3232

There is a $100 minimum for the Investor Shares for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

:	Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

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WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature. Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. As soon as the Fund application is received in good order by the Fund’s transfer agent, the Fund will provide the shareholder with a supply of checks.

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TELEPHONE

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check). The

Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account

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services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Investor Shares. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

:	Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

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:	Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

:	Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Investor Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

:	Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a

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particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made. An exchange will be a taxable event to an exchanging shareholder. See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

:	Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

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Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

:	Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution). We will begin sending you individual copies within thirty days after receiving your request.

:	Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

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The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and recorded as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends. Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders. Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% [(for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income.

The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code subject to certain exceptions.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

Distribution Arrangements

:	Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Investor Shares shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Investor Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares. The Distributor receives, with respect to the Investor Shares, a distribution fee not to exceed 0.20% per annum of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, the Distribution Fees were fully waived.

As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal. The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes. This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Investor Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Investor Shares of each Portfolio. For the fiscal year ended March 31, 2011, following voluntary fee waivers for the Money Market and U.S. Treasury Portfolios, the Fund paid the Distributor a Shareholder Servicing Fee equal to 0.08% of the

Money Market and 0.00% of the U.S. Treasury Portfolios’ average daily net assets.

The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Investor Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Investor Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Investor Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Investor Shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments

42

will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

43

Financial Highlights

These financial highlights tables are intended to help you understand the financial performance of the Investor Shares of the Money Market Portfolio and the U.S. Treasury Portfolio. Certain information reflects financial results for a single Portfolio share. There are no financial highlights available for the Investor Shares of the U.S. Government Portfolio or the Municipal Portfolio as these classes have no operating history. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	MONEY MARKET PORTFOLIO
: Investor Shares	Years Ended March 31,				Commencement of Operations November 28, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.020	0.044	0.016
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.001	0.020	0.044	0.016
Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.020)	(0.044)	(0.016)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)	(0.001)	(0.020)	(0.044)	(0.016)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.06%	2.01%	4.44%	1.62%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$191,794	$215,983	$337,701	$316,547	$151,947
Ratio to average net assets:
Net investment income	0.00%	0.07%	1.96%	4.25%	4.76%	(c)
Expenses (net of fees waived) (b)	0.36%	0.50%	0.68%	0.65%	0.65%	(c)
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.37%	0.24%	0.04%	0.04%	—
Transfer agency fees waived	0.00%	—	—	—	0.03%	(c)
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

44

Financial Highlights (continued)

	U.S. TREASURY PORTFOLIO
: Investor Shares	Years Ended March 31,				Commencement of Operations February 21, 2007 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.006	0.037	0.005
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.000	0.006	0.037	0.005
Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.006)	(0.037)	(0.005)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.006)	(0.037)	(0.005)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.65%	3.73%	0.50%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$179,546	$198,429	$212,706	$270,279	$134,911
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.68%	3.51%	4.62%	(c)
Expenses (net of fees waived) (b)	0.22%	0.27%	0.55%	0.63%	0.63%	(c)
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.45%	0.40%	0.15%	0.05%	0.05%	(c)
Transfer agency fees waived	0.04%	0.03%	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

45

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is Covered by Our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting Customer Information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of Information We Collect from Our Customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of Information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/DIF_Investor. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc. 1411 Broadway New York, NY 10018 (212) 830-5345	MM.INV-23380W705-P0711 TR.INV-233380W838-P0711 G.INV-23380W770-P0711 MU.INV-23380W739-P0711

Daily Income Fund

Investor Class Shares

Prospectus

July 29, 2011

Daily Income Fund Investor Service Class Shares (“Investor Service Shares”)

Money Market Portfolio – Ticker Symbol: DSMXX

U.S. Treasury Portfolio – Ticker Symbol: DRIXX

U.S. Government Portfolio – No Ticker Symbol

Municipal Portfolio – Ticker Symbol: DSIXX

PROSPECTUS

July 29, 2011

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio, and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Investor Service Class Shares of the Money Market Portfolio, U.S. Treasury Portfolio and Municipal Portfolio were formerly known as the Short Term Income Class Shares.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1411 BROADWAY

28th FLOOR

NEW YORK, NY 10018

(212) 830-5345

Summary of the Investor Service Shares of the Money Market Portfolio	3

Summary of the Investor Service Shares of the U.S. Treasury Portfolio	7

Summary of the Investor Service Shares of the U.S. Government Portfolio	11

Summary of the Investor Service Shares of the Municipal Portfolio	16

Investment Objectives, Principal Investment Strategies and Related Risks	21

Management, Organization and Capital Structure	29

Shareholder Information	30

Distribution Arrangements	41

Financial Highlights	44

Privacy Notice	PN-1

2

Summary of the Investor Service Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Money Market Portfolio.

	Money Market Portfolio Investor Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)		0.16%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.98%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Investor Service Shares:	$100	$312	$542	$1,201

3

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Money Market Portfolio. The bar chart shows changes in the Investor Service Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information,

4

please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Investor Service Shares

As of June 30, 2011, the Money Market Portfolio Investor Service Shares had a year-to-date return of 0.00%

The Money Market Portfolio Investor Service Shares’ highest quarterly return was 1.13% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Investor Service Shares
One Year	0.00%
Since Inception*	1.65%

*	The inception date for the Money Market Portfolio’s Investor Service Shares was February 12, 2007.

5

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Investor Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Summary of the Investor Service Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Treasury Portfolio.

	U.S. Treasury Portfolio Investor Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)		0.18%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.00%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Treasury Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Investor Service Shares:	$102	$318	$552	$1,225

7

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.
•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Investor Service Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

8

U.S. Treasury Portfolio – Investor Service Shares

As of June 30, 2011, the U.S. Treasury Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Investor Service Shares’ highest quarterly return was 1.07% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Investor Service Shares
One Year	0.00%
Since Inception*	1.38%

*	The inception date for the U.S. Treasury Portfolio’s Investor Service Shares was November 2, 2006.

9

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Investor Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Summary of the Investor Service Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the U.S. Government Portfolio.

	U.S. Government Portfolio Investor Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below) (1)		0.16%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.98%

(1)	Other Expenses for the current fiscal year are estimated as the Investor Service Shares of the U.S. Government Portfolio are not currently active.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio – Investor Service Shares:	$100	$312	$542	$1,201

11

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government, or its agencies or instrumentalities.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

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:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the U.S. Government Portfolio. The bar chart shows changes in the average annual total returns of the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Advantage Shares of the U.S. Government Portfolio’s average annual total returns for the one year and since inception periods. The historical performance of the Advantage Shares, which are not offered in this prospectus, is used to calculate the performance for the Investor Service Shares which are not currently active. All of the classes of the U.S. Government Portfolio’s shares are invested in the same portfolio of securities. The annual returns of the different classes of shares will differ only to the extent that the expenses of the classes differ. The actual performance of the Investor Service Shares would have been higher than the Advantage Shares performance due to their lower fees and expenses. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the U.S. Government Portfolio will be available once the shares are active by calling the Fund toll free at (800) 433-1918.

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U.S. Government Portfolio – Advantage Shares

As of June 30, 2011, the U.S. Government Portfolio Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Advantage Shares
One Year	0.01%
Since Inception*	1.48%

The returns shown above are those of the Advantage Shares of the U.S. Government Portfolio which are not offered in this prospectus. The Advantage Shares and the Investor Service Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities, however, annual returns of the Investor Service Shares would be higher than returns for Advantage Shares because Advantage Shares have higher fees and expenses.

*	The inception date for the U.S. Government Portfolio’s Advantage Shares was November 2, 2006.

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:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Investor Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary of the Investor Service Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Investor Service Shares of the Municipal Portfolio.

	Municipal Portfolio Investor Service Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.70%
Other Expenses (includes Administration Fees listed below)		0.21%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.03%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Investor Service Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Investor Service Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Investor Service Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Investor Service Shares:	$105	$328	$569	$1,259

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:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws,

17

may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Investor Service Shares of the Municipal Portfolio. The bar chart shows changes in the Investor Service Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Investor Service Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

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Municipal Portfolio – Investor Service Shares

As of June 30, 2011, the Municipal Portfolio Investor Service Shares had a year-to-date return of 0.00%.

The Municipal Portfolio Investor Service Shares’ highest quarterly return was 0.77% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2010.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Investor Service Shares
One Year	0.00%
Since Inception*	1.17%

*	The inception date for the Municipal Portfolio’s Investor Service Shares was February 20, 2007.

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:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Investor Service Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax. It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks

:	Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio, and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

:	Principal Investment Strategies

GENERALLY

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio, and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the

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1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

MONEY MARKET PORTFOLIO

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)

Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and

22

bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the

23

selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.
(v)	Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. TREASURY PORTFOLIO

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

24

(ii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)	Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iv)	Loan Participation Interests: The US Government Portfolio may purchase interests in loans extended to the US Government and its agencies

25

or instrumentalities by banks whose credit quality is comparable to that of issuers of the Portfolio’s securities investments. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

MUNICIPAL PORTFOLIO

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. By investing in liquid, short-term, high quality investments that have high quality support from banks, insurance companies and other financial institutions, the Fund’s investment management believes that it can protect the Municipal Portfolio against credit risks that may exist in long-term municipal debt obligations. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)	Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)	Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

:	Risks

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many

26

U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might

27

include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio. Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

The Municipal Portfolio may be exposed to the credit risk of the banks, insurance companies or the financial institutions which provide the credit support on long-term municipal debt obligations in which the Municipal Portfolio may invest.

Since the Municipal Portfolio may invest in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Municipal Portfolio should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail.

Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

:	Portfolio Holdings

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning each of the Portfolio’s holdings, as well as their weighted average maturity and weighed average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the end of the month and remain posted for six months thereafter. The information may also be obtained by calling toll-free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of each Portfolio’s securities is available in the Statement of Additional Information.

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Management, Organization and Capital Structure

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway, 28th Floor, New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the U.S. Treasury and Municipal Portfolios, the Fund paid the Manager a management fee equal to 0.12% of the Money Market, 0.11% of the U.S. Treasury, 0.12% of the U.S. Government and 0.11% of the Municipal Portfolios’ average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management

Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.05% of the Money Market, 0.03% of the U.S. Treasury, 0.05% of the U.S. Government and 0.01% of the Municipal Portfolios’ average daily net assets.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Investor Service Shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2011, following voluntary fee waivers, the Fund paid the Distributor a fee for servicing equal to 0.08% of the Money Market, 0.00% of the U.S. Treasury and 0.16% of the Municipal Portfolios’ average daily net assets.

The Distributor also receives a distribution fee in an amount not to exceed 0.45% per annum of the average daily net assets of the Investor Service Shares of each Portfolio pursuant to the Distribution Agreement. For the fiscal year ended March 31, 2011, the Distribution fees were fully waived.

Effective July 29, 2011, the Manager and Distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.98% for the Money Market Portfolio, 0.98% for the U.S. Treasury Portfolio,

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0.90% for the U.S. Government Portfolio and 0.86% for the Municipal Portfolio (the “Expense Cap”). The Manager and Distributor have further agreed not to modify or terminate their fee waiver arrangements through July 29, 2012, without the prior approval of the Fund’s Board of Trustees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, in light of recent market conditions, the Manager and

Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Caps in an effort to maintain certain net yields.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

Shareholder Information

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

:	Pricing of Fund Shares

The net asset value of the Investor Service Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, and Municipal Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

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Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close trading early. On such days, the cut-off times for purchase orders and redemption and exchange requests (as set forth below) may be shortened to accommodate the Fund’s early close. If the Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Fund’s website at http://www.reichandtang.com, or by calling the Fund toll free at (800) 433-1918.

:	Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

:	Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate. Orders from these direct investors for purchases of shares of the Investor Service Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, and Municipal Portfolio of the Fund that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Investor Service Shares, the minimum initial investment for each Portfolio is $5,000 and for subsequent investments is $100. In addition, the Fund may impose different minimum investment requirements for clients of certain financial

31

intermediaries with which the Distributor has entered into an agreement. The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

:	Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose

Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m. Eastern time on that day (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund). The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day

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he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

:	Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

MAIL AND PERSONAL DELIVERY

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the funds are not available for redemption until the check has been cleared for payment by the investor bank.

BANK WIRE

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30

a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476. The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 890040352-7

For Daily Income Fund

Name of Portfolio

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on a Fund Business Day will be treated as a Federal Funds payment received on that day.

:	Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest

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payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

:	Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income Fund

c/o Reich & Tang

P.O. Box 13232

Newark, New Jersey 07101-3232

There is a $1,000 minimum for the Investor Service Shares for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

:	Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

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WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature. Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. As soon as the Fund application is received in good order by the Fund’s transfer agent, the Fund will provide the shareholder with a supply of checks.

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TELEPHONE

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check). The

Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account

36

services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Investor Service Shares. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

:	Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

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:	Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

:	Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Investor Service Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

:	Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a

38

particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made. An exchange will be a taxable event to an exchanging shareholder. See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

:	Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

39

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

:	Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution). We will begin sending you individual copies within thirty days after receiving your request.

:	Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived

40

from Municipal Securities and reported as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends. Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders. Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code subject to certain exceptions.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Treasury Portfolio and the U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

Distribution Arrangements

:	Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Investor Service Shares shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Investor Service Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

41

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares. The Distributor receives a distribution fee not to exceed 0.45% per annum of the average daily net assets of the Investor Service Shares of each Portfolio. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2011, the Distribution Fees were fully waived.

As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal. The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes. This fee is accrued daily and paid monthly.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Investor Service Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Investor Service Shares of each Portfolio. For the fiscal year ended March 31, 2011, following voluntary fee waivers, the Fund paid the Distributor a Shareholder Servicing Fee equal to 0.08% of the Money Market, 0.00% of the U.S. Treasury and 0.16% of the Municipal Portfolios’ average daily net assets.

The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Investor Service Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Investor Service Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Investor Service Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Investor Service Shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

42

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

43

Financial Highlights

These financial highlights tables are intended to help you understand the financial performance of the Investor Service Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, and the Municipal Portfolio for the past 5 years, or since inception. Certain information reflects financial results for a single Portfolio share. There are no financial highlights available for the Investor Service Shares of the U.S. Government Portfolio as this class has no operating history. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	MONEY MARKET PORTFOLIO
: Investor Service Income Shares	Years Ended March 31,				Commencement of Operations February 12, 2007 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.017	0.041	0.006
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.017	0.041	0.006
Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.017)	(0.041)	(0.006)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.017)	(0.041)	(0.006)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.02%	1.71%	4.14%	0.59%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$351,736	$278,303	$262,237	$297,508	$57,097
Ratio to average net assets:
Net investment income	0.00%	0.02%	1.71%	3.92%	4.47%	(c)
Expenses (net of fees waived) (b)	0.36%	0.52%	0.96%	0.94%	0.94%	(c)
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.62%	0.47%	0.03%	0.01%	—
Transfer agency fees waived	0.00%	—	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

44

Financial Highlights (continued)

	U.S. TREASURY PORTFOLIO
: Investor Service Income Shares	Years Ended March 31,				Commencement of Operations November 2, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.005	0.034	0.018
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.000	0.005	0.034	0.018
Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.005)	(0.034)	(0.018)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.005)	(0.034)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.51%	3.46%	1.80%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$143,733	$191,847	$188,138	$174,840	$22,663
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.54%	3.03%	4.32%	(c)
Expenses (net of fees waived) (b)	0.22%	0.27%	0.70%	0.90%	0.90%	(c)
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.70%	0.65%	0.26%	0.03%	0.03%	(c)
Transfer agency fees waived	0.05%	0.03%	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

45

Financial Highlights (continued)

	MUNICIPAL PORTFOLIO
: Investor Service Income Shares	Years Ended March 31,				Commencement of Operations February 20, 2007 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.014	0.027	0.003
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	0.000	0.000	—

Total from investment operations	0.000	0.001	0.014	0.027	0.003
Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.014)	(0.027)	(0.003)
Net realized gain on investment	(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.000)	(0.001)	(0.014)	(0.027)	(0.003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.06%	1.39%	2.78%	0.29%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$50,387	$45,068	$60,907	$93,233	$57,915
Ratio to average net assets:
Net investment income	0.00%	0.05%	1.41%	2.74%	2.89%	(c)
Expenses (net of fees waived) (b)	0.44%	0.61%	0.78%	0.76%	0.76%	(c)
Management and administration fees waived	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Transfer Agency Account fees waived	—	—	—	—	—
Shareholder Servicing and Distribution fees waived	0.54%	0.37%	0.17%	0.17%	0.17%	(c)
Expenses paid indirectly	0.00%	—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

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Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc.(“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is covered by our Privacy Policy:

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting customer information:

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of information we collect from our customers:

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of information:

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions:

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/DIF_InvSvc. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc. 1411 Broadway New York, NY 10018 (212) 830-5345	MM.INVSV-23380W804-P0711 TR.INVSV-23380W820-P0711 G.INVSV-23380W762-P0711 MU.INVSV-23380W721-P0711

Daily Income Fund

Investor Service Class Shares

Prospectus

July 29, 2011

Daily Income Fund Retail Class Shares (“Retail Shares”)

Money Market Portfolio – Ticker Symbol: DRTXX

U.S. Treasury Portfolio – No Ticker Symbol

U.S. Government Portfolio – Ticker Symbol: DREXX

Municipal Portfolio – Ticker Symbol: DMTXX

PROSPECTUS

July 29, 2011

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1411 BROADWAY

28th FLOOR

NEW YORK, NY 10018

(212) 830-5345

Investment Objectives, Principal Investment Strategies and Related Risks	20

Management, Organization and Capital Structure	28

Shareholder Information	29

Distribution Arrangements	41

Financial Highlights	43

Privacy Notice	PN-1

Summary of the Retail Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Money Market Portfolio.

	Money Market Portfolio Retail Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.17%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.19%
EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Retail Shares:	$121	$378	$654	$1,443

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the Money Market Portfolio. The bar chart shows changes in the Retail Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Retail Shares

As of June 30, 2011, the Money Market Portfolio Retail Shares had a year-to-date return of 0.00%.

The Money Market Portfolio Retail Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Retail Shares
One Year	0.00%
Since Inception*	1.76%

*	The inception date for the Money Market Portfolio’s Retail Shares was November 28, 2006.

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary of the Retail Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Treasury Portfolio.

	U.S. Treasury Portfolio Retail Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.18%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.20%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Treasury Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Retail Shares:	$122	$381	$660	$1,455

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.
•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Retail Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 433-1918.

U.S. Treasury Portfolio – Retail Shares

As of June 30, 2011, the U.S. Treasury Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Retail Shares’ highest quarterly return was 1.05% for the quarter ended March 31, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Retail Shares
One Year	0.00%
Since Inception*	1.25%

*	The inception date for the U.S. Treasury Portfolio’s Retail Shares was December 12, 2006.

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary of the Retail Shares of the U.S. Government Portfolio

:	Investment Objective

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Government Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the U.S. Government Portfolio.

	U.S. Government Portfolio Retail Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.16%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio – Retail Shares:	$120	$375	$649	$1,432

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies and instrumentalities.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the U.S. Government Portfolio. The bar chart shows changes in the Retail Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

U.S. Government Portfolio – Retail Shares

As of June 30, 2011, the U.S. Government Portfolio Retail Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Retail Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended March 31, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Retail Shares
One Year	0.00%
Since Inception*	1.41%

*	The inception date for the U.S. Government Portfolio’s Retail Shares was December 12, 2006.

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Government Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary of the Retail Shares of the Municipal Portfolio

:	Investment Objective

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Municipal Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Retail Shares of the Municipal Portfolio.

	Municipal Portfolio Retail Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.90%
Other Expenses (includes Administration Fees listed below)		0.22%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.24%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Retail Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Retail Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Retail Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Retail Shares:	$126	$393	$681	$1,500

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

•

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Retail Shares of the Municipal Portfolio. The bar chart shows changes in the Retail Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Retail Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Municipal Portfolio – Retail Shares

As of June 30, 2011, the Municipal Portfolio Retail Shares had a year-to-date return of 0.00%.

The Municipal Portfolio Retail Shares’ highest quarterly return was 0.71% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended December 31, 2010.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Retail Shares
One Year	0.00%
Since Inception*	1.12%

*	The inception date for the Municipal Portfolio’s Retail Shares was October 30, 2006.

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Municipal Portfolio Retail Shares on any business day by written request via mail (Daily Income Fund, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $5,000 and the minimum amount for subsequent investments is $100.

:	Tax Information

The Portfolio intends to distribute income that is exempt from regular federal income tax. It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Principal Investment Strategies and Related Risks

:	Investment Objectives

The investment objective of the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

:	Principal Investment Strategies

GENERALLY

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly

Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

MONEY MARKET PORTFOLIO

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)	Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv) Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. TREASURY PORTFOLIO

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)	Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

U.S. GOVERNMENT PORTFOLIO

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements: The U.S. Government Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iv)	Loan Participation Interests: The US Government Portfolio may purchase interests in loans extended to the US Government and its agencies or instrumentalities by banks whose credit quality is comparable to that of issuers of the Portfolio’s securities investments. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

MUNICIPAL PORTFOLIO

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. By investing in liquid, short-term, high quality investments that have high quality support from banks, insurance companies and other financial institutions, the Fund’s investment management believes that it can protect the Municipal Portfolio against credit risks that may exist in long-term municipal debt obligations. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal

Portfolio intends to attain its investment objective through investments in the following securities:

(i)	Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

(ii)	Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

:	Risks

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United

States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations. The Municipal Portfolio may be exposed to the credit risk of the banks, insurance companies or the financial institutions which provide the credit support on long-term municipal debt obligations in which the Municipal Porttolio may invest.

Since the Municipal Portfolio may invest in Participation Certificates that may be secured by bank letters of credit or guarantees, an investment in the Municipal Portfolio should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail.

Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

:	Portfolio Holdings

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning each of the Portfolio’s holdings, as well as their weighted average maturity and weighed average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the end of the month and remain posted for six months thereafter. The information may also be obtained by calling toll-free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of each Portfolio’s securities is available in the Statement of Additional Information.

Management, Organization and Capital Structure

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway, 28th Floor, New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the U.S. Treasury and Municipal Portfolios, the Fund paid the Manager a management fee equal to 0.12% of the Money Market, 0.11% of the U.S. Treasury, 0.12% of the U.S. Government and 0.11% of the Municipal Portfolios’ average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.05% of the Money Market, 0.03% of the U.S. Treasury, 0.05% of the U.S. Government, and 0.01% of the Municipal Portfolios’ average daily net assets.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Retail Shares of each Portfolio under the Shareholder Servicing Agreement. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2011, following voluntary fee waivers, the Fund paid the Distributor a fee for servicing equal to 0.07% of the Money Market, 0.00% of the U.S. Treasury, 0.01% of the U.S. Government and 0.16% of the Municipal Portfolios’ average daily net assets.

The Distributor also receives a distribution fee in an amount not to exceed 0.65% per annum of the average daily net assets of the Retail Shares of each Portfolio pursuant to the Distribution Agreement. For the fiscal year ended March 31, 2011, the fees were fully waived.

Effective July 29, 2011, the Manager and Distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 1.05% for the Money Market Portfolio, 1.05% for the U.S. Treasury Portfolio, 1.05% for the U.S. Government Portfolio and 1.10% for the Municipal Portfolio (the “Expense Cap”). The Manager and Distributor have further agreed not to modify or terminate their fee waiver arrangements through July 29, 2012, without the prior approval of the Fund’s Board of Trustees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, in light of recent market conditions, the Manager and Distributor may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap in an effort to maintain certain net yields.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

Shareholder Information

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

:	Pricing of Fund Shares

The net asset value of the Retail Class Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, and Municipal Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good

Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close trading early. On such days, the cut-off times for purchase orders and redemption and exchange requests (as set forth below) may be shortened to accommodate the Fund’s early close. If the Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Fund’s website at http://www.reichandtang.com, or by calling the Fund toll free at (800) 433-1918.

:	Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices. Investors may purchase shares of the Portfolios from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

:	Purchase of Fund Shares

The Fund does not accept a purchase order from investors investing in the Fund directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Fund’s transfer agent, or its principal underwriter, as appropriate. Orders from these direct investors for purchases of shares of the Retail Shares of the Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio, or Municipal Portfolio of the Fund that are accompanied by Federal Funds and received after 4:00 p.m., Eastern time, on a Fund Business Day will result in the issuance of shares on the following Fund Business Day.

Investors may, if they wish, invest in the Fund through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Fund through them, may invest in the Fund directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Retail Shares, the minimum initial investment for each Portfolio is $5,000 and for subsequent investments is $100. In addition, the Fund may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement. The Fund may waive any minimum purchase requirements.

The Fund will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Fund shares owned as of the statement closing date, (ii) purchases and redemptions of Fund shares, and (iii) the dividends paid on Fund shares (including dividends paid in cash or reinvested in additional Fund shares).

:	Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by a Participant Investor to purchase or redeem Fund shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Fund shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Fund shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Fund shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Fund due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day the order is received from the investor as long as the investor has placed his order with the

Participating Organization before 4:00 p.m. Eastern time on that day (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund). The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m. Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund) on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

:	Initial Direct Purchases of Shares

Investors who wish to invest in the Fund directly may obtain a current Prospectus and the Fund application necessary to open an account by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

MAIL AND PERSONAL DELIVERY

Investors may send or deliver a check made payable to “Daily Income Fund” along with a completed Fund application to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the funds are not available for redemption until the check has been cleared for payment by the investor bank.

BANK WIRE

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Fund application necessary to open a new account. The investor should complete and fax the Fund application along with any required documentation to the Fund at (212) 830-5476. The original Fund application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Fund at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 890040352-7

For Daily Income Fund

Name of Portfolio

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund), on a Fund

Business Day will be treated as a Federal Funds payment received on that day.

:	Electronic Funds Transfers (EFT), Pre-authorized Credit and Direct Deposit Privilege

You may purchase shares of the Fund (minimum of $100) by having salary, dividend payments, interest payments or any other payments designated by you, including federal salary, social security, or certain veteran’s, military or other payments from the federal government, automatically deposited into your Fund account. You can also have money debited from your checking account. To enroll in any one of these programs, please contact your broker or the Fund for the appropriate form. You may elect at any time to terminate your participation by notifying in writing the appropriate depositing entity and/or federal agency. Upon notification of death or legal incapacity your participation in the Privilege will automatically terminate. Further, the Fund may terminate your participation in the Privilege upon 30 days’ notice to you.

:	Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Daily Income

c/o Reich & Tang Funds

P.O. Box 13232

Newark, New Jersey 07101-3232

There is a $100 minimum for the Retail Shares for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

:	Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

CHECKS

By making the appropriate election on their Fund application, shareholders may request a supply of checks that may be used to effect redemptions from the Class of shares of the Fund in which they invest. The checks, which will be issued in the shareholder’s name, are drawn on a special account maintained by the Fund with the Fund’s agent bank. Checks may be drawn in any amount of $250 or more. When a check is presented to the Fund’s agent bank, it instructs the Fund’s transfer agent to redeem a sufficient number of full and fractional shares in the shareholder’s account to cover the amount of the check. The use of a check to make a withdrawal enables a shareholder in the Fund to receive dividends on the shares to be redeemed up to the Fund Business Day on which the check clears. Checks provided by the Fund may not be certified. Investors who purchase Fund shares by check may not receive their redemption proceeds until the check has cleared, which can take up to 15 days following the date of purchase.

There is no charge to the shareholder for checks provided by the Fund, although there may be fees charged for checks provided in connection with certain cash management programs offered through Participating Organizations. The Fund reserves the right to impose a charge or impose a different minimum check amount in the future.

Shareholders electing the checking option are subject to the procedures, rules and regulations of the Fund’s agent bank governing checking accounts. Checks drawn on a jointly owned account may, at the shareholder’s election, require only one signature. Checks in amounts exceeding the value of the shareholder’s account at the time the check is presented for payment will not be honored. Since the dollar value of the account changes daily, the total value of the account may not be determined in advance and the account may not be entirely redeemed by check. Shareholders will be charged a $16 fee for any stop payment requests, a $15 fee if the Fund is requested to deliver a supply of checks overnight and a $4 fee for each copy of a check requested. In addition, the Fund reserves the right to charge the shareholder’s account a fee of up to $20 for checks not honored as a result of an insufficient account value, a check deemed not negotiable because it has been held longer than six months, an unsigned check and/or a post-dated check. The Fund reserves the right to terminate or modify the check redemption procedure at any time or to impose additional fees following notification to the Fund’s shareholders.

Corporations and other entities electing the checking option are required to furnish a certified resolution or other evidence of authorization in accordance with the Fund’s normal practices. Individuals and joint tenants are not required to furnish any supporting documentation. As soon as the Fund application is received in good order by the Fund’s transfer agent, the Fund will provide the shareholder with a supply of checks.

TELEPHONE

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or to their bank account, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. For telephone requests for wire redemptions of less than $10,000, the Fund charges a $15 fee. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $5,000 for the Retail Shares. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or, alternatively the Fund may impose a monthly service charge of $10 on such accounts which does not require prior written notice. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

:	Automatic Withdrawal Plan

Shareholders may elect to withdraw shares and receive payment from the Fund of a specified amount of $50 or more automatically on a monthly or quarterly basis. The monthly or quarterly withdrawal payments of the specified amount are made by the Fund on the date specified on the Automatic Withdrawal Authorization form. Whenever such day of the month is not a Fund Business Day, the payment date is the Fund Business Day preceding the day of the month specified on the Automatic Withdrawal Authorization form. In order to make a payment, a number of shares equal in aggregate net asset value to the payment amount are redeemed at their net asset value on the Fund Business Day immediately preceding the date of payment. To the extent that the redemptions to make plan payments exceed the number of shares purchased through reinvestment of dividends and distributions, the redemptions reduce the number of shares purchased on original investment, and may ultimately liquidate a shareholder’s investment.

The election to receive automatic withdrawal payments may be made at the time of the original application by completing an Automatic Authorization Withdrawal form. The election may also be made, changed or terminated at any later time by sending a signature guaranteed written request to the Fund’s transfer agent. Because the withdrawal plan involves the redemption of Fund shares, such withdrawals may constitute taxable events to the shareholder. However, the Fund does not expect that there will be any realized capital gains.

:	Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

:	Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Retail Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

:	Exchange Privilege

Shareholders of the Fund are entitled to exchange some or all of their Class of shares in the Fund for shares of the same Class of certain other investment companies that retain Reich & Tang Asset Management, LLC as investment manager and that participate in the exchange privilege program with the Fund. If only one Class of shares is available in a particular exchange fund, the shareholders of the Fund are entitled to exchange their shares for the shares available in that exchange fund. If a particular exchange fund has more than one available class of shares the shareholders of the Fund are entitled to exchange their shares for a comparable class of shares available in the exchange fund. In the future, the exchange privilege program may be extended to other investment companies that retain Reich & Tang Asset Management, LLC as investment adviser or manager.

There is no charge for the exchange privilege or limitation as to frequency of exchange. The minimum amount for an exchange is $1,000. However, shareholders who are establishing a new account with an investment company through the exchange privilege must ensure that a sufficient number of shares are exchanged to meet the minimum initial investment required for the investment company into which the exchange is being made. Each Class of shares is exchanged at its respective net asset value.

The exchange privilege provides shareholders of the Fund with a convenient method to shift their investment among different investment companies when they feel such a shift is desirable. The exchange privilege is available to shareholders resident in any state in which shares of the investment company being acquired may legally be sold. Shares of the same Class may be exchanged only between investment company accounts registered in identical names. Before making an exchange, an investor should review the current prospectus of the investment company into which the exchange is to be made. An exchange will be a taxable event to an exchanging shareholder. See “Tax Consequences.”

Instructions for exchanges may be made by sending a written request to:

Daily Income Fund

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

or, for shareholders who have elected that option, by telephoning the Fund at (212) 830-5345 or toll free at (800) 433-1918 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day. The Fund reserves the right to reject any exchange request and may modify or terminate the exchange privilege at any time.

:	Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

:	Householding of Fund Information

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please call us at 800-433-1918 (or contact your financial institution). We will begin sending you individual copies within thirty days after receiving your request.

:	Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and reported as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends. Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders. Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code subject to certain exceptions.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio and U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

Distribution Arrangements

:	Rule 12b-1 Fees

Investors do not pay a front-end sales charge to purchase shares of the Fund. However, the Fund pays fees in connection with distribution of shares and/or for the provision of servicing to the Retail Shares shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Retail Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares. The Distributor receives a distribution fee not to exceed 0.65% per annum of the average daily net assets of the Retail Shares of each Portfolio. As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal. The Distributor may use the distribution fee to pay the cost of, and to compensate others, including Participating Organizations that provide distribution assistance with respect to these classes. This fee is accrued daily and paid monthly. For the fiscal year ended March 31, 2011, the Distribution fees were fully waived.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Retail Shares a service fee equal to 0.25% annum of each Portfolio’s average daily net assets (the “Shareholder

Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts. This fee is accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Retail Shares of each Portfolio. For the fiscal year ended March 31, 2011, following voluntary fee waivers, the Fund paid the Distributor a fee for servicing equal to 0.07% of the Money Market, 0.00% of the U.S. Treasury, 0.01% of the U.S. Government and 0.16% of the Municipal Portfolios’ average daily net assets.

The Plan and the Shareholder Servicing Agreement provide that the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the Shareholder Servicing Agreement with respect to Retail Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Retail Shares of the Fund; (ii) to compensate Participating Organizations for providing assistance in distributing the Retail Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee (with respect to Retail Shares) and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plan), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to

Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

Financial Highlights

These financial highlights tables are intended to help you understand the financial performance of the Retail Shares of the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio, and the Municipal Portfolio for the past 5 years, or since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	MONEY MARKET PORTFOLIO
: Retail Shares	Years Ended March 31,				Commencement of Operations November 28, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.016	0.040	0.015
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.016	0.040	0.015
Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.016)	(0.040)	(0.015)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.016)	(0.040)	(0.015)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	1.65%	4.08%	1.49%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$914,654	$1,051,014	$1,384,774	$1,439,855	$897,904
Ratio to average net assets:
Net investment income	0.00%	0.01%	1.64%	3.95%	4.39%	(c)
Expenses (net of fees waived) (b)	0.36%	0.55%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.83%	0.65%	0.14%	0.14%	0.10%	(c)
Transfer agency fees waived	0.00%	—	—	—	0.03%	(c)
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

Financial Highlights (continued)

	U.S. TREASURY PORTFOLIO
: Retail Shares	Years Ended March 31,				Commencement of Operations December 12, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.005	0.033	0.013
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.000	0.005	0.033	0.013
Less distributions from:
Dividends from net investment income	(0.000)	0.000	(0.005)	(0.033)	(0.013)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.000)	(0.005)	(0.033)	(0.013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.00%	0.46%	3.36%	1.28%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$14,906	$23,249	$10,410	$20,976	$371
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.46%	1.90%	4.22%	(c)
Expenses (net of fees waived) (b)	0.22%	0.25%	0.73%	0.99%	1.00%	(c)
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.90%	0.87%	0.44%	0.14%	0.10%	(c)
Transfer agency fees waived	0.05%	0.02%	—	—	0.03%	(c)
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

Financial Highlights (continued)

	U.S. GOVERNMENT PORTFOLIO
: Retail Shares	Years Ended March 31,				Commencement of Operations December 12, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.007	0.037	0.013
Net realized and unrealized gain (loss) on investments	0.000	—	(0.000)	(0.000)	0.000

Total from investment operations	0.000	0.000	0.007	0.037	0.013
Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.007)	(0.037)	(0.013)
Net realized gain on investment	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.007)	(0.037)	(0.013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.01%	0.71%	3.73%	3.73%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$219,973	$189,069	$208,912	$159,269	$57,051
Ratio to average net assets:
Net investment income	0.00%	0.00%	0.60%	3.38%	4.29%	(b)
Expenses (net of fees waived)	0.28%	0.48%	0.99%	1.00%	1.00%	(b)
Management and administration fees waived	0.00%	0.02%	0.05%	0.09%	1.16%	(b)
Shareholder servicing fees waived	0.89%	0.70%	0.17%	0.13%	0.10%	(b)
Transfer agency fees waived	0.01%	0.00%	—	—	0.03%	(b)

(a)	Unannualized
(b)	Annualized

Financial Highlights (continued)

	MUNICIPAL PORTFOLIO
: Retail Shares	Years Ended March 31,				Commencement of Operations December 8, 2006 through March 31, 2007
	2011	2010	2009	2008
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.011	0.025	0.008
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	0.000	0.000	—

Total from investment operations	0.000	0.000	0.011	0.025	0.008
Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.011)	(0.025)	(0.008)
Net realized gain on investment	(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.000)	(0.000)	(0.011)	(0.025)	(0.008)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.04%	1.15%	2.54%	0.84%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$121,734	$152,582	$151,745	$170,909	$41,817
Ratio to average net assets:
Net investment income	0.00%	0.02%	1.13%	2.38%	2.65%	(c)
Expenses (net of fees waived) (b)	0.45%	0.61%	1.02%	1.00%	1.00%	(c)
Management and administration fees waived	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder servicing and distribution fees waived	0.74%	0.56%	0.13%	0.13%	0.10%	(c)
Transfer agency fees waived	—	0.01%	—	—	0.03%	(c)
Expenses paid indirectly	0.00%	—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is Covered by Our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting Customer Information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of Information We Collect from Our Customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of Information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/DIF_Retail. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc.	MM.R–23380W887–P0711
1411 Broadway	TR.R–23380W812–P0711
New York, NY 10018	G.R–23380W754–P0711
(212) 830-5345	MU.R–23380W713–P0711

Daily Income Fund

Retail Class Shares

Prospectus

July 29, 2011

RNT Natixis Liquid Prime Portfolio of Daily Income Fund (the “Fund”)

Treasurer Class Shares – “Treasurer Shares”: Ticker Symbol (LQTXX)

Liquidity Class Shares – “Liquidity Shares”: Ticker Symbol (LIQXX)

PROSPECTUS

July 29, 2011

The investment objective of the RNT Natixis Liquid Prime Portfolio (the “Portfolio”) is to seek current income consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1411 BROADWAY

28th FLOOR

NEW YORK, NY 10018-3450

(212) 830-5240

(888) 226-5504 (TOLL FREE)

Shareholder Information	12

Distribution Arrangements	21

Financial Highlights	22

Privacy Notice	PN-1

2

Summary of the RNT Natixis Liquid Prime Portfolio

:	Investment Objective

The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy and hold RNT Natixis Liquid Prime Portfolio.

	Treasurer Shares		Liquidity Shares
SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.06%		0.06%
Distribution and Service (12b-1) Fees		0.00%		0.00%
Other Expenses (includes Administration Fees and Shareholder Servicing Fees listed below)		0.09%		0.12%
Administration Fees	0.02%		0.02%
Shareholder Servicing Fees	0.03%		0.06%

Total Annual Fund Operating Expenses		0.15%		0.18%

EXAMPLE

This Example is intended to help you compare the cost of investing in the RNT Natixis Liquid Prime Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Treasurer Shares	$15	$48	$85	$192
Liquidity Shares	$18	$58	$101	$230

3

:	Principal Investment Strategies

The Portfolio was designed to meet the short-term investment needs of corporate and public sector treasurers and other institutional investors.

Under normal market conditions, the Portfolio invests in high quality, short-term money market instruments that are issued and payable in U.S. dollars. The Portfolio principally invests in:

•	securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

•	debt securities issued by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities;

•	commercial paper issued by U.S. and foreign banks, and non-bank companies; and

•	repurchase agreements collateralized by securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the banking industry.

The Portfolio will seek, under normal market conditions, to maintain a dollar-weighted average maturity and dollar-weighted life of approximately nine (9) days or less. The investment manager calculates the Portfolio’s dollar-weighted average maturity at the beginning of each business day.

The Portfolio will not acquire any of the following securities under normal market conditions:

•	Asset backed commercial paper;

•	Asset backed securities;

•	collateralized loan agreements; and

•	loan participations.

For further discussion of these securities and their risks, please refer to the Portfolio’s Statement of Additional Information (“SAI”).

GENERALLY

The Portfolio is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). Within these requirements, the Portfolio will seek to maintain a net asset value of $1.00 per share and only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Portfolio may invest. The Portfolio will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Portfolio, on a dollar-weighted basis, is required to be 60 days or less. However, under normal market conditions, the Portfolio intends to maintain a dollar-weighted average maturity of approximately nine (9) days or less (as noted above).

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

There is no assurance that the investment strategies will be successful.

4

:	Principal Risks

•	Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

•	The value of the Portfolio’s shares and the securities held by the Portfolio can each decline in value.

•	The amount of income the Portfolio generates will vary with changes in prevailing interest rates.

•	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Portfolio may contain securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

•

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Portfolio.

:	Risk/Return Bar Chart and Table

Performance information for the Portfolio will be available once it has been in operation for a full calendar year. The current 7-day yield for the Treasurer Shares and the Liquidity Shares of the Portfolio may be obtained by calling the Fund at (212) 830-5240 or toll free at (888) 226-5504.

The year-to-date return for the Treasurer Shares as of June 30, 2011 was 0.06%. The year-to-date return for the Liquidity Shares as of June 30, 2011 was 0.05%.

:	Management

Investment Manager: Reich & Tang Asset Management, LLC, a subsidiary of Natixis Global Asset Management, L.P. (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Portfolio Shares

You may purchase, exchange or redeem Treasurer Shares or Liquidity Shares on any business day by written request via mail (RNT Natixis Liquid Prime Portfolio, c/o Reich & Tang, 1411 Broadway – 28th Floor, New York, NY 10018), by bank wire, by electronic funds transfer or through a financial intermediary. The minimum initial investment amount is $10 million and the minimum amount for subsequent investments is $100,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Investment Objectives, Principal Investment Strategies and Related Risks

:	Investment Objectives

The investment objective of the Portfolio is to seek current income consistent with the preservation of capital and the maintenance of liquidity. There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of the Portfolio described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

:	Principal Investment Strategies

The investment strategies of the Portfolio are non-fundamental and may be changed by the Fund’s Board of Trustees without the approval of the shareholders of the Portfolio.

The Portfolio was designed to meet the short-term investment needs of corporate and public sector treasurers and other institutional investors.

Under normal market conditions, the Portfolio invests in high quality, short-term money market instruments that are issued and payable in U.S. dollars. The Portfolio principally invests in:

•	securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

•	debt securities issued by U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities;

•	commercial paper issued by U.S. and foreign banks, and non-bank companies; and

•	repurchase agreements collateralized by securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

Under normal market conditions, the Portfolio will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Portfolio may, however, invest less than 25% of its total assets in the banking industry as a temporary defensive measure.

The Portfolio will seek, under normal market conditions, to maintain a dollar-weighted average maturity and dollar-weighted life of approximately nine (9) days or less. The investment manager calculates the Portfolio’s dollar-weighted average maturity at the beginning of each business day.

GENERALLY

The Portfolio is a money market fund managed to meet the requirements of Rule 2a-7 under the 1940 Act. Within these requirements, the Portfolio will seek to maintain a net asset value of $1.00 per share and only invest in securities which are denominated in United States dollars. Other requirements pertain to the maturity and credit quality of the securities in which the Portfolio may invest. The Portfolio will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Portfolio, on a dollar-weighted basis, is required to be 60 days or less. However, under normal market conditions, the Portfolio intends to maintain a dollar-weighted average maturity of approximately nine (9) days or less (as noted above).

The average life for all securities contained in the Portfolio, on a dollar-weighted basis, and considered as a whole, will be 120 days or less, however, under normal market conditions, the Portfolio seeks to maintain an average life of nine (9) days or less. The average life calculation differs from the average

6

maturity calculation discussed above because the average maturity calculation allows the Portfolio to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Portfolio will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 20% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolio will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 40% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolio may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

With respect to domestic and foreign securities, the Portfolio will only invest in those securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Manager to be of comparable quality.

The Portfolio shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations. With respect to 75% of its total assets, the Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Portfolio’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) portfolio liquidity, (ii) redemption requests, (iii) yield management, and (iv) credit management.

As a temporary defensive measure the Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Portfolio’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

The Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities The Portfolio may purchase short-term obligations

7

issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)	Domestic and Foreign Bank Obligations: The Portfolio may purchase certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Portfolio will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Portfolio will only purchase bank obligations issued by domestic or foreign banks having total assets in excess of ten billion dollars or the equivalent in other currencies.

These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” However, the total assets of a bank will not be the sole factor determining the Portfolio’s investment decisions and the Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

(iii)	Commercial Paper: The Portfolio may purchase commercial paper or similar debt obligations of U.S. and foreign banking and non-banking institutions. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(iv)	Repurchase Agreements: The Portfolio may enter into repurchase agreements provided that they are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The Portfolio will not acquire any of the following securities under normal market conditions:

•	Asset backed commercial paper;

•	Asset backed securities;

•	collateralized loan agreements; and

•	loan participations.

For further discussion of these securities and their risks, please refer to the Portfolio’s SAI.

In addition, for a more detailed description of (i) the securities in which the Portfolio will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Portfolio’s SAI.

8

:	Risks

A significant change in interest rates or a default on the Portfolio’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Portfolio, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Portfolio may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Portfolio must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Portfolio may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
•

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Portfolio may contain securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may

9

be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Portfolio. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

:	Portfolio Holdings

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning the Portfolio’s holdings, as well as its weighted average maturity and weighted average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList five business days after the end of the month and will remain posted for six months thereafter. The monthly

10

portfolio schedule can also be obtained by calling toll free at (888) 226-5504. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website.

For existing shareholders of the Portfolio, a schedule of the Portfolio’s holdings, current as of the end of each business day, will be available on the Portfolio’s website at www.reichandtang.com/FundInformation on the following business day. This information will remain available on the website until updated for the next business day.

A description of the Portfolio’s policies and procedures with respect to the disclosure of the Portfolio’s portfolio securities is available in the SAI.

Management, Organization and Capital Structure

The Portfolio’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway – 28th Floor, New York, NY 10018. As of March 31, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to money market assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

The Manager is an affiliate of Natixis Global Asset Management. Headquartered in Paris and Boston, Natixis Global Asset Management L.P.’s assets under management totaled $772.5 billion as of June 30, 2011.

Pursuant to the Investment Management Contract between the Fund, on behalf of the Portfolio, and the Manager, the Manager manages the Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, the Portfolio pays an annual management fee of 0.06% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the Treasurer and Liquidity Shares, the Fund paid the Manager a management fee equal to 0.00% of the Treasurer and 0.00% of the Liquidity Shares’ average daily net assets. A discussion regarding the basis for the Board of Trustees’ initial approval of the Investment Management Contract will be available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund, on behalf of the Portfolio, and the Manager, the Manager provides all management and administrative services reasonably necessary for the Portfolio’s operation, other than those services that the Manager provides to the Portfolio pursuant to the Investment Management Contract. The Manager also provides the Portfolio with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Portfolio pays the Manager an annual fee of 0.02% of the Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.00% of the Treasurer and 0.00% of the Liquidity Shares’ average daily net assets.

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Fund paid the Manager a fee for administrative services equal to 0.00% of the Treasurer and 0.00% of the Liquidity Shares’ average daily net assets.

The Manager has agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.15% for the Treasurer Shares and 0.18% for the Liquidity Shares (the “Expense Caps”), respectively, until at least July 29, 2012, and will review the Expense Cap agreement annually. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Portfolio shares. In addition, in light of recent market conditions, the Manager may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Caps in an effort to maintain certain net yields. The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of these fees for purposes of shareholder services and distribution of the Fund’s shares. There can be no assurance that such fees will be waived in the future.

Investment management fees and operating expenses, which are attributable to more than one Class of the Portfolio, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

Shareholder Information

The Portfolio sells and redeems its shares on a continuing basis at their net asset value. The Portfolio does not impose a charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests. All transactions in Portfolio shares are processed through the Portfolio’s transfer agent or its principal underwriter, as appropriate, which accept orders for purchases and redemptions from Participating Organizations (see “Investments Through Participating Organizations” for a definition of Participating Organizations) and from investors directly.

:	Pricing of Portfolio Shares

The net asset value of the Portfolio’s shares is determined as of 5:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Portfolio, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of the Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Portfolio’s securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Portfolio’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the

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amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Portfolio would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings, the Portfolio normally has its assets as fully invested as is practicable. Many securities in which the Portfolio invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Portfolio reserves the right to reject any purchase order of its shares. In addition, the Portfolio does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Portfolio may close trading early. On such days, the cut-off times for purchase orders and redemption requests (as set forth below) may be shortened to accommodate the Portfolio’s early close. If the Portfolio closes trading early, the earlier cut-off times for such transactions will be made available that day on the Portfolio’s website at http://reichandtang.com, or by calling the Portfolio toll free at (888) 226-5504.

:	Subscribing to the Portfolio

At the time of initial investment in the Portfolio, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Investors may purchase shares of the Portfolio from a Participating Organization or directly. Certain Participating Organizations are compensated for their services by the Manager and/or the Distributor.

Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Portfolio shares will not be issued to investors.

:	Purchase of Portfolio Shares

The Portfolio does not accept a purchase order from investors investing in the Portfolio directly (i.e., not through Participating Organizations) until an investor’s payment has been converted into Federal Funds and is received by the Portfolio’s transfer agent, or its principal underwriter, as appropriate.

Shareholders who wish to purchase Treasurer Shares of the Portfolio, must have their purchase order accepted by the Portfolio’s transfer agent by 12 p.m. Eastern time to receive that day’s net asset value. The Manager, in its sole discretion, may allow purchase orders received after 12 p.m. Eastern time but before 5:00 p.m. Eastern time to receive that day’s net asset value. Shareholders who wish to purchase Liquidity Shares of the Portfolio must have their purchase order accepted by the Portfolio’s transfer agent by 5:00 p.m. Eastern time to receive that day’s net asset value.

Investors may, if they wish, invest in the Portfolio through a Participating Organization with which they have accounts. Generally, all other investors, and investors who have accounts with Participating Organizations but do not wish to invest in the Portfolio through them, may invest in the Portfolio directly. Direct shareholders generally do not receive the benefit of the servicing functions performed by a Participating Organization.

For the Treasurer Shares, the minimum initial investment for the Portfolio is $10 million and for

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subsequent investments is $100,000. For Liquidity Shares, the minimum initial investment for the Portfolio is $10 million and for subsequent investments is $100,000. In addition, the Portfolio may impose different minimum investment requirements for clients of certain financial intermediaries with which the Distributor has entered into an agreement. The Portfolio may waive any minimum purchase requirements.

The Portfolio will provide each shareholder, except certain investors, with a personalized monthly statement listing (i) the total number of Portfolio shares owned as of the statement closing date, (ii) purchases and redemptions of Portfolio shares, and (iii) the dividends paid on Portfolio shares (including dividends paid in cash or reinvested in additional Portfolio shares).

:	Investments Through Participating Organizations

Generally, investors purchasing shares through a Participating Organization are referred to as Participant Investors. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Portfolio. When instructed by a Participant Investor to purchase or redeem Portfolio shares, the Participating Organization, on behalf of the Participant Investor, transmits to the Portfolio’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations may confirm to Participant Investors each purchase and redemption of Portfolio shares for their accounts. Also, Participating Organizations may send periodic account statements to their customers showing (i) the total number of Portfolio shares owned by each Participant Investor as of the statement closing date, (ii) purchases and redemptions of Portfolio shares by each Participant Investor during the period covered by the statement, and (iii) the income earned by Portfolio shares of each Participant Investor during the statement period (including dividends paid in cash or reinvested in additional Portfolio shares). Participant Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Portfolio directly.

Participating Organizations may charge Participant Investors a fee in connection with their use of specialized purchase and redemption procedures. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Portfolio directly, may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Portfolio. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Portfolio directly. Participating Organizations may also set deadlines for receipt of orders from Participant Investors that are earlier than the order deadline of the Portfolio due to processing or other reasons. A Participant Investor should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Portfolio shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Portfolio’s transfer agent after 5:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before the Portfolio’s cut-off time as discussed above under “Purchase of Portfolio Shares”. The investor will then receive the net asset value of the Portfolio’s shares determined as

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of 5:00 p.m. Eastern time on the day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously and in accordance with the Portfolio’s policies with respect to purchases and redemptions.

:	Initial Direct Purchases of Shares

Investors who wish to invest in the Portfolio directly may obtain a current Prospectus and the Portfolio application necessary to open an account by telephoning the Portfolio at (212) 830-5240 or toll free at (888) 226-5504 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day.

BANK WIRE

To purchase shares of the Portfolio using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone the Portfolio at (212) 830-5240 or toll free at (888) 226-5504 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day to obtain a Portfolio application necessary to open a new account. The investor should complete and fax the Portfolio application along with any required documentation to the Portfolio at (212) 830-5476. The original Portfolio application and documentation should then be mailed to the address specified under “Mail and Personal Delivery.” The investor should then telephone the Portfolio at the above number to obtain a new account number and then instruct a member bank of the Federal Reserve System to wire the amount of the investment immediately to:

The Bank of New York Mellon

ABA # 021000018

Reich & Tang

DDA # 890040352-7

For RNT Natixis Liquid Prime Portfolio

Account of (Investor’s Name)

Fund Account #

An account will not be opened until the Portfolio has received the Portfolio application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Portfolio does not charge investors in the Portfolio for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to the close of the federal funds wire transfer system on a Fund Business Day will be treated as a Federal Funds payment received on that day.

MAIL AND PERSONAL DELIVERY

Investors may send or deliver a check made payable to “RNT Natixis Liquid Prime Portfolio” along with a completed Portfolio application to:

RNT Natixis Liquid Prime Portfolio

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds.

:	Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

RNT Natixis Liquid Prime Portfolio

c/o Reich & Tang

P.O. Box 13232

Newark, New Jersey 07101-3232

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There is a $100,000 minimum for the Treasurer Shares and the Liquidity Shares for subsequent purchases of shares. All payments should clearly indicate the shareholder’s account number. If your check is returned unpaid due to insufficient funds, your order will be cancelled and your account will be charged a $20.00 fee for each returned check.

Provided that the information on the application form on file with the Portfolio is still applicable, a shareholder may reopen an account without filing a new Portfolio application at any time during the year the shareholder’s account is closed or during the following calendar year.

:	Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of the Portfolio following receipt by the Portfolio’s transfer agent of the redemption order (and any supporting documentation that the Portfolio’s transfer agent may require). For Treasurer Shares, a redemption request must be received by 12 p.m. Eastern time to receive that day’s net asset value. For Liquidity Shares, a redemption request must be received by 5:00 p.m. Eastern time to receive that day’s net asset value. Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Portfolio application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Portfolio application by transmitting a written direction to the Portfolio’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed” stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Portfolio’s transfer agent’s standards and procedures.

WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Portfolio addressed to:

RNT Natixis Liquid Prime Portfolio

c/o Reich & Tang

1411 Broadway-28th Floor

New York, New York 10018

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Portfolio application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

TELEPHONE

The Portfolio accepts telephone requests for redemption from shareholders who elect this option on their Portfolio application. The proceeds of a telephone redemption may be sent to the shareholder

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at their address of record or to their bank account, both as set forth in the Portfolio application or in a subsequent signature guaranteed written authorization. The Portfolio may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. The Portfolio will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Portfolio to employ such reasonable procedures may cause the Portfolio to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Portfolio at (212) 830-5240 or toll free at (888) 226-5504 during the hours of 8:30 a.m. to 5:30 p.m., Eastern time on any Fund Business Day, and state: (i) the name of the shareholder appearing on the Portfolio’s records, (ii) the shareholder’s account number with the Portfolio, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account, and (v) the name and phone number of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address of record on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (or to the address of record on the next Fund Business Day if paid by check). The Portfolio may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, although there may be a fee charged on certain wire redemption requests, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check or wire. Unless other instructions are given in proper form to the Portfolio’s transfer agent, a check or wire for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his or her shares of a Portfolio, all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Portfolio of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Portfolio, or (v) a situation where the Portfolio needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Portfolio.

The Portfolio and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations,

17

(ii) where the Portfolio or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Portfolio or its agents that there is a dispute between the registered or beneficial account owners.

The Portfolio reserves the right to redeem the shares of any shareholder if the total value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $1 million for a period of 30 days or longer. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. A shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase its account value to the minimum amount during the notice period. Shareholders who purchase shares under these circumstances are not subject to the normal minimums for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Portfolio reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Portfolio and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Portfolio closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Portfolio decides to close the account.

:	Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manned in which its computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

:	Dividends and Distributions

The Portfolio declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Portfolio’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Portfolio shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Portfolio to receive either of such distributions in cash. Shareholders who have elected to receive distributions in cash will receive them via wire transfer. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Portfolio in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Portfolio will make the

18

distribution in shares. There are no sales or other charges in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Portfolio to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Portfolio of income and capital gains from investments. Except as described herein, the Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Portfolio declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Portfolio pays dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains.

Dividends paid to each Class of shares of the Portfolio will be declared on the same days at the same times and will be determined in the same manner and paid in the same amounts.

:	Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Portfolio Shares” the Portfolio reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Portfolio’s management or otherwise. The Portfolio’s procedures with respect to frequent purchases and redemptions of Portfolio shares by shareholders are thus limited to the Portfolio exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Portfolio may change its policies relating to

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frequent trading at any time without prior notice to shareholders.

:	Tax Consequences

The Portfolio intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Portfolio must meet certain tests concerning its investments and distributions. For each year the Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, the Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Portfolio expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

A shareholder’s initial tax basis for its shares in the Portfolio will be its cost of the shares, generally including fees or expenses. The sale of shares in the Portfolio will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Portfolio are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Portfolio for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income. The exchange of shares of the Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code.

The Portfolio is required under current federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Portfolio’s SAI.

20

Distribution Arrangements

:	Distribution Agreement

Investors do not pay a front-end sales charge to purchase Treasurer Shares or Liquidity Shares of the Portfolio. The Fund’s Board of Trustees has adopted a Distribution Agreement between the Fund, on behalf of the Portfolio, and Reich & Tang Distributors, Inc. (the “Distributor”), with respect to the Treasurer Shares and Liquidity Shares.

Under the Distribution Agreement, the Distributor serves as distributor of the Treasurer Shares and Liquidity Shares and, for nominal consideration (i.e., $1.00) and as agent for the Portfolio, the Distributor will solicit orders for the purchase of the Portfolio’s shares, provided that any orders will not be binding on the Portfolio until accepted by the Portfolio as principal.

:	Shareholder Servicing Plan

The Fund, on behalf of the Portfolio, has entered into a Shareholder Servicing Agreement with the Distributor. Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Treasurer Shares, an annual fee of 0.03% of the average daily net assets of the Treasurer Shares of the Portfolio and, with respect to the Liquidity Shares, an annual fee of 0.06% of the average daily net assets of the Liquidity Shares of the Portfolio. The fee is accrued daily and paid monthly. Pursuant to this Agreement, the Distributor provides personal shareholder services and maintains shareholder accounts. Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to their provision of such services to their clients or customers who are shareholders of the Treasurer Shares or the Liquidity Shares of the Portfolio. For the fiscal year ended March 31, 2011, the Shareholder Servicing fees were fully waived.

:	Revenue Sharing

The Manager or an affiliate may, from time to time, at its expense and out of its own resources, make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Portfolio and/or to promote retention of their customers’ assets in the Portfolio. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Portfolio’s shares or the amount the Portfolio receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Portfolio or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Portfolio to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Portfolio’s SAI. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Manager or an affiliate out of its own resources.

21

Financial Highlights

These financial highlights tables are intended to help you understand the Fund’s financial performance for the fiscal year ended March 31, 2011. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

: Daily Income Fund RNT Natixis Liquid Prime Portfolio	Treasurer Shares		Liquidity Shares
	Commencement of Operations December 1, 2010 through March 31, 2011		Commencement of Operations November 30, 2010 through March 31, 2011
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00

Income from investment operations:
Net investment income	0.000		0.000
Net realized and unrealized gain (loss) on investments	—		—

Total from investment operations	0.000		0.000
Less distributions from:
Dividends from net investment income	(0.000)		(0.000)
Net realized gain on investment	—		—

Total distributions	(0.000)		(0.000)

Net asset value, end of period	$1.00		$1.00

TOTAL RETURN	0.05%	(a)	0.05%	(a)

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$131,503		$-0-
Ratio to average net assets:
Net investment income	0.15%	(c)	0.14%	(c)
Expenses (net of fees waived and expense reimbursed) (b)	0.06%	(c)	0.08%	(c)
Management and administration fees waived	0.08%	(c)	0.08%	(c)
Shareholder servicing fees waived	0.03%	(c)	0.06%	(c)
Transfer agency fees waived	0.02%	(c)	0.01%	(c)
Expenses reimbursed	0.18%	(c)	0.18%	(c)

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

22

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc. (“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is Covered by Our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting Customer Information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of Information We Collect from Our Customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of Information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Portfolio and its investments and is incorporated by reference into this Prospectus. Further information about Portfolio investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Portfolio toll free at (888) 226-5504. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Portfolio’s website at http://hosted/rightprospectus.com/RNT/DIF_LiquidPrime. To request other information about the Portfolio, please call your financial intermediary or the Portfolio.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Portfolio (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Portfolio reports and other information about the Portfolio are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc. 1411 Broadway-28th Floor New York, NY 10018-3450 (212) 830-5240	RNT.TR-23380W598-P0711 RNT.LIQ-23380W580-P0711

RNT Natixis Liquid Prime Portfolio, A Portfolio of Daily Income Fund

Treasurer Class Shares

Liquidity Class Shares

Prospectus

July 29, 2011

ADVANTAGE PRIMARY LIQUIDITY FUND (TICKER SYMBOL: ADLXX)

ADVANTAGE GOVERNMENT LIQUIDITY FUND (TICKER SYMBOL: ADGXX)

ADVANTAGE MUNICIPAL LIQUIDITY FUND (TICKER SYMBOL: ADMXX)

Shares of Daily Income Fund (the “Fund”) - Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio (each, a “Portfolio”, and collectively, the “Portfolios”)

PROSPECTUS

July 29, 2011

Daily Income Fund (the “Fund”) is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals.

The investment objective of the Money Market Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

This Prospectus relates exclusively to the Advantage Class of shares (the “Advantage Shares”) of the Daily Income Fund – Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolio.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Available exclusively to customers of

Oppenheimer & Co. Inc. and its Affiliates

125 Broad Street

New York, NY 10004

Summary of the Advantage Shares of the Money Market Portfolio	3

Summary of the Advantage Shares of the U.S. Government Portfolio	7

Summary of the Advantage Shares of the Municipal Portfolio	11

Investment Objectives, Principal Investment Strategies and Related Risks	15

Management, Organization and Capital Structure	23

Shareholder Information	25

Dividends and Distributions	28

Tax Consequences	30

Distributions Arrangements	32

Financial Highlights	34

2

SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – MONEY MARKET PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE MONEY MARKET PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Money Market Portfolio.

	Money Market Portfolio Advantage Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.12%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.24%

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Advantage Shares:	$126	$393	$681	$1,500

3

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

PRINCIPAL RISKS

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

¡

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

4

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Money Market Portfolio. The bar chart shows changes in the Advantage Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Money Market Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Money Market Portfolio – Advantage Shares

As of June 30, 2011, the Money Market Portfolio’s Advantage Shares had a year-to-date return of 0.02%.

The Money Market Portfolio Advantage Shares’ highest quarterly return was 1.11% for the quarter ended September 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2011.

Average Annual Total Returns – Money Market Portfolio Advantage Shares

For the period ended December 31, 2010

One Year	0.05%
Since Inception*	1.81%

*The inception date for the Money Market Portfolio’s Advantage Shares was November 1, 2006.

5

MANAGEMENT

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Money Market Portfolio Advantage Shares of the Fund on any business day through Oppenheimer & Co., Inc. via written request (125 Broad Street, New York, NY 10004) or telephone (800-433-1918). There is no minimum initial or subsequent investment amount.

TAX INFORMATION

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – U.S. GOVERNMENT PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE U.S. GOVERNMENT PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the U.S. Government Portfolio.

	U.S. Government Portfolio Advantage Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.12%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (includes Administration Fees listed below)		0.10%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.22%

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the U.S. Government Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the U.S. Government Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the U.S. Government Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Government Portfolio – Advantage Shares:	$124	$387	$670	$1,477

7

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Government Portfolio seeks to achieve its objective by investing at least 80% of its net assets in short-term, marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The U.S. Government Portfolio may also invest in loan participation interests where the borrower is the U.S. Government or its agencies or instrumentalities.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

PRINCIPAL RISKS

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

¡

The U.S. Government Portfolio is exposed to the credit risk of the institutions that issue Government Securities. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

8

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Advantage Shares of the U.S. Government Portfolio. The bar chart shows changes in the Advantage Shares of the U.S. Government Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the U.S. Government Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

U.S. Government Portfolio – Advantage Shares

As of June 30, 2011, the U.S. Government Portfolio’s Advantage Shares had a year-to-date return of 0.00%.

The U.S. Government Portfolio Advantage Shares’ highest quarterly return was 1.07% for the quarter ended June 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Average Annual Total Returns – U.S. Government Portfolio Advantage Shares

For the period ended December 31, 2010

One Year	0.01%
Since Inception*	1.48%

*The inception date for the U.S. Government Portfolio’s Advantage Shares was November 2, 2006.

9

MANAGEMENT

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem U.S. Government Portfolio Advantage Shares of the Fund on any business day through Oppenheimer & Co., Inc. via written request (125 Broad Street, New York, NY 10004) or telephone (800-433-1918). There is no minimum initial or subsequent investment amount.

TAX INFORMATION

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

SUMMARY OF THE ADVANTAGE SHARES OF DAILY INCOME FUND – MUNICIPAL PORTFOLIO

INVESTMENT OBJECTIVE

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE MUNICIPAL PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Advantage Shares of the Municipal Portfolio.

	Municipal Portfolio Advantage Shares
Shareholder Fees
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases		None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees		0.12%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (includes Administration Fees listed below)		0.16%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.28%

Example

This Example is intended to help you compare the cost of investing in the Advantage Shares of the Municipal Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Advantage Shares of the Municipal Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Advantage Shares of the Municipal Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Municipal Portfolio – Advantage Shares:	$130	$406	$702	$1,545

11

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Municipal Portfolio seeks to achieve its objective by investing at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

PRINCIPAL RISKS

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

¡

The Municipal Portfolio invests in municipal debt obligations. The value of these municipal obligations may be affected by uncertainties in the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations.

¡

Because the Municipal Portfolio may invest in Participation Certificates, investors should understand the characteristics of the banking industry and the risks that such investments entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and

12

charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Advantage Shares of the Municipal Portfolio. The bar chart shows changes in the Advantage Shares of the Municipal Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Advantage Shares of the Municipal Portfolio may be obtained by calling the Fund at (212) 830-5345 or toll free at (800) 433-1918.

Municipal Portfolio – Advantage Shares

As of June 30, 2011, the Municipal Portfolio’s Advantage Shares had a year-to-date return of 0.02%.

The Municipal Portfolio Advantage Shares’ highest quarterly return was 0.70% for the quarter ended June 30, 2007; the lowest quarterly return was 0.01% for the quarter ended June 30, 2011.

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Average Annual Total Returns - Municipal Portfolio Advantage Shares

For the period ended December 31, 2010

One Year	0.05%
Since Inception*	1.16%

*The inception date for the Municipal Portfolio’s Advantage Shares was November 2, 2006.

MANAGEMENT

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Municipal Portfolio Advantage Shares of the Fund on any business day through Oppenheimer & Co., Inc. via written request (125 Broad Street, New York, NY 10004) or telephone (800-433-1918). There is no minimum initial or subsequent investment amount.

TAX INFORMATION

The Portfolio intends to distribute income that is exempt from regular federal income tax. It is possible that a portion of the Portfolio’s distributions may be subject to state, local or federal income taxes or to the federal alternative minimum tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

INVESTMENT OBJECTIVES

The investment objective of the Money Market Portfolio and the U.S. Government Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the Municipal Portfolio is to seek as high a level of tax-exempt current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Generally

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio and Municipal Portfolio will be deemed to be the longer of the period required before these Portfolios are entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are

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subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considered the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purpose would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

Money Market Portfolio

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Money Market Portfolio may purchase

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short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)	Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in

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foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies –Generally”, The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)

Loan Participation Interests: The Money Market Portfolio may purchase participation interest in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as

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set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. Government Portfolio

Under normal market circumstances, the U.S. Government Portfolio will invest at least 80% of its net assets in short-term Government Securities with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills, notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other Obligations of U.S. Government agencies and instrumentalities: Marketable securities and instruments issued by government-sponsored agencies and enterprises acting under authority of Congress. Although obligations of federal agencies and instrumentalities are not debts of the U.S. Treasury, in some cases, payment of interest and principal on such obligations is guaranteed by the U.S. Government, e.g., obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration; in other cases payment of interest and principal is not guaranteed, e.g., obligation of the Federal Home Loan Bank System and the Federal Farm Credit Bank. The Fund will invest in the securities of those agencies that are not guaranteed or backed by the full faith and credit of the U.S. Government only when the Manager, in its sole discretion, is satisfied that the credit risk with respect to a particular agency or instrumentality is minimal.

(iii)	Repurchase Agreements: The U.S. Government Portfolio may enter into

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repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

(iv)	Loan Participation Interests: The US Government Portfolio may purchase interests in loans extended to the US Government and its agencies or instrumentalities by banks whose credit quality is comparable to that of issuers of the Portfolio’s securities investments. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

Municipal Portfolio

Under normal market circumstances, the Municipal Portfolio will invest at least 80% of its net assets in obligations issued by states, territories and possessions of the United States and its political subdivisions, public authorities and other entities authorized to issue debt, including Participation Certificates therein the interest on which is exempt from regular federal income tax. By investing in liquid, short-term, high quality investments that have high quality support from banks, insurance companies and other financial institutions, the Fund’s investment management believes that it can protect the Municipal Portfolio against credit risks that may exist in long-term municipal debt obligations. For purposes of this test only, net assets include borrowings for investment purposes. The Fund will provide shareholders with at least 60 days’ prior notice of any changes in this policy. The Municipal Portfolio intends to attain its investment objective through investments in the following securities:

(i)	Municipal Securities: The Municipal Portfolio may purchase high quality tax-exempt money market instruments (“Municipal Securities”), including debt obligations issued to obtain funds for various public purposes (e.g., the construction of a wide range of public facilities), the refunding of outstanding obligations, the obtaining of funds for general operating expenses and lending such funds to other public institutions and facilities. The Portfolio may also invest in certain types of private activity bonds or industrial development bonds, issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities. Such obligations are considered to be Municipal Securities provided that the interest paid thereon generally qualifies as exempt from regular federal income tax in the opinion of bond counsel. Interest on certain Municipal Securities may give rise to federal alternative minimum tax liability and may have other federal income tax consequences.

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(ii)	Repurchase Agreements: The Municipal Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Municipal Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

RISKS

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

With respect to the Money Market Portfolio and the U.S. Government Portfolio, investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government Securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the

U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government Securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government Securities that the Fund may purchase include:

¡	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

¡

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

¡	Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency,

21

instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

¡

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

The investment policies of the U.S. Government Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Government Portfolio is likely to be lower than the yield of the Money Market Portfolio.

Since the Municipal Portfolio invests in municipal debt obligations, the value of these municipal obligations may be affected by uncertainties on the municipal debt market related to taxation. In addition, the payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligors of state, municipal and public authority debt obligations to meet these payment obligations. The Municipal Portfolio may be exposed to the credit risk of the banks, insurance companies or the financial institutions which provide the credit support on long-term municipal debt obligations in which the Municipal Portfolio may invest.

Since the Municipal Portfolio may invest in Participation Certificates that may be secured by bank letters of credit guarantees, an investment in

22

the Municipal Portfolio should be made with an understanding of the characteristics of the banking industry and the risks which such an investment may entail. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations. Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits. The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks. Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

PORTFOLIO HOLDINGS

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning each of the Portfolio’s holdings, as well as their weighted average maturity and weighed average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the end of the month and remain posted for six months thereafter. The information may also be obtained by calling toll-free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of each Portfolio’s securities is available in the Statement of Additional Information.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway, 28th Floor, New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control

23

of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the Municipal Portfolio, the Fund paid the Manager a management fee equal to 0.12% of the Money Market, 0.12% of the U.S. Government, and 0.11% of the Municipal Portfolios’ average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and the Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.05% of the Money Market, 0.05% of the U.S.

Government and 0.01% of the Municipal Portfolios’ average daily net assets.

The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Advantage Shares of each Portfolio under the Shareholder Servicing Agreement and a distribution fee in an amount not to exceed 0.75% per annum of the average daily net assets of the Advantage Shares of each Portfolio under the Distribution Agreement. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2011, following voluntary fee waivers, the Fund paid the Distributor a fee for servicing equal to 0.07% of the Money Market, 0.05% of the U.S. Government and 0.17% of the Municipal Portfolios’ average daily net assets. For the fiscal year ended March 31, 2011, following voluntary fee waivers, the Distribution Fees were fully waived.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

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SHAREHOLDER INFORMATION

Each Portfolio sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions. All transactions in the Fund are effected through the Fund’s transfer agent, who accepts orders for purchases and redemptions from (i) Oppenheimer & Co. Inc. for orders placed through Oppenheimer & Co. Inc.’s sweep service or through Oppenheimer & Co. Inc. securities account, and (ii) the retirement plan sponsor or administrator for orders placed through the Oppenheimer & Co. Inc. retirement plan.

PURCHASE AND REDEMPTION OF SHARES

Only the Advantage Shares of the Portfolios are offered through this Prospectus. All Fund shares are held in an omnibus account at the Fund through Oppenheimer & Co. Inc., or through Oppenheimer & Co. Inc. retirement plan sponsors or administrators which will maintain individual investor accounts.

Oppenheimer & Co. Inc. and its affiliates and the Oppenheimer & Co. Inc. retirement plan sponsors or administrators may impose account fees separate from any fees charged by the Fund and may also set deadlines for receipt of orders from investors that are earlier than the deadline of the Fund due to processing and other reasons. Investors should read this prospectus in conjunction with the materials provided by Oppenheimer & Co. Inc. and any plan sponsors or administrators.

Oppenheimer & Co. Inc. may transmit an investor’s purchase or redemption order for

Advantage Shares to the Fund’s transfer agent after 4:00 p.m., Eastern time on the day the order is received from the investor as long as the investor has placed his order for Advantage Shares with Oppenheimer & Co. Inc. before 4:00 p.m., Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m., Eastern time on the day he placed his order for Advantage Shares with Oppenheimer & Co. Inc. Oppenheimer & Co. Inc. is responsible for instituting procedures to ensure that purchase orders by its respective clients are processed expeditiously.

Orders placed through the Oppenheimer & Co. Inc. retirement plan for Advantage Shares will receive the net asset value of the Fund’s shares next determined after the Fund’s transfer agent receives the orders from the retirement plan sponsors or administrators.

There is no minimum initial or subsequent investment for Advantage Shares.

INITIAL INVESTMENTS (PURCHASES)

Contact your Financial Advisor to arrange for an initial investment in a Portfolio. You may use a Portfolio either as the money market fund tied to your Oppenheimer& Co. Inc. securities account through Oppenheimer & Co. Inc.’s sweep service or as an additional investment position held in your securities account. Clients who wish to use the Fund as a sweep vehicle for their brokerage accounts must indicate that election in writing.

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The “sweep” means that cash is automatically invested in a Fund when the cash becomes available in your Oppenheimer & Co. Inc. securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. Amounts of $10,000 or more are invested on the next business day; amounts less than $10,000 are invested once a week on the first business day of the following week. The sweep automatically withdraws cash from the Fund when appropriate to cover purchases or other activities in your account.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for an initial investment in the Fund.

SUBSEQUENT INVESTMENTS (PURCHASES)

Mail or deliver your check, payable to Oppenheimer & Co. Inc., to your Financial Advisor. Please write your securities account number and the Fund name on the check. If you wish to make an investment by sending a wire from your bank, contact your Financial Advisor to obtain wiring instructions.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for subsequent investments in the Fund.

GENERAL INFORMATION ON PURCHASES

Advantage Shares of the Portfolios may be purchased through Oppenheimer & Co. Inc. The net asset value of the Advantage Shares of the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio of the Fund’s shares is determined as of 4:00 p.m.,

Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act). Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

26

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion. Certificates for Fund shares will not be issued to investors.

WITHDRAWALS (REDEMPTIONS)

For withdrawals other than those automatically activated by the sweep, please instruct your Financial Advisor as to the withdrawal amount and the delivery of the proceeds.

Participants in the Oppenheimer & Co. Inc. retirement plan should contact their plan sponsor to arrange for redemptions of shares held in the Fund.

GENERAL INFORMATION ON REDEMPTIONS

You may redeem your shares, in whole or in part, on any day on which a Portfolio’s net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. For Advantage Shares, if your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Fund will endeavor to transmit payment that same business day. For Advantage Shares, if the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserves the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or

27

suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If a Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

REDEMPTION IN-KIND

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the

Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder, even though such shareholder has not received a cash distribution to pay the resulting tax, if any. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

28

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Advantage Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

FREQUENT TRADING

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below.

Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows,

29

particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “General Information on Purchases,” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive.

The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

HOUSEHOLDING OF FUND INFORMATION

To reduce duplicative mail and Fund expenses, we currently mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you do not want us to consolidate your fund mailings and wish to receive individual copies of these documents, please contact your Financial Advisor. We will begin sending you individual copies within thirty days after receiving your request.

TAX CONSEQUENCES

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98%

of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives, except as provided in the following paragraph, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to

30

reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

The Fund expects that as a result of the investment objectives of the Municipal Portfolio, distributions by the Municipal Portfolio will be exempt from regular federal income tax to the extent that they are derived from Municipal Securities and reported as exempt-interest dividends, provided that the Municipal Portfolio complies with the requirements of the Code regarding qualification to pay exempt-interest dividends. Exempt-interest dividends received by a shareholder may be subject to federal alternative minimum tax, state and local tax, and other limitations applicable to certain shareholders. Investors should consult their own tax advisors with respect to the treatment of exempt-interest dividends based on their specific facts.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code subject to certain exceptions.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, and distributions from the Municipal Portfolio that are derived from interest on certain obligations of states and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

31

DISTRIBUTION ARRANGEMENTS

RULE 12B-1 FEES

Investors do not pay a front-end sales charge to purchase Advantage Shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and/or for the provision of servicing to the Advantage Shares shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Advantage Shares of the Fund and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares. The Distributor receives a distribution fee not to exceed 0.75% per annum of each Portfolio’s Advantage Shares’ average daily net assets (the “Distribution Fee”) for providing distribution related services and for making payments to Oppenheimer & Co. Inc. for providing assistance in distributing the Advantage Shares. As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal. This fee is accrued daily and paid monthly. For the fiscal year ended March 31, 2011, the Distribution Fees were fully waived.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Advantage Shares, a service fee equal to 0.25% per annum of each Portfolio’s Advantage Shares’ average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts. The fees are accrued daily and paid monthly. Any portion of the fee may be deemed to be used by the Distributor for payments to Oppenheimer & Co. Inc. with respect to its provision of such services to its clients or customers who are Advantage shareholders of each Portfolio. For the fiscal year ended March 31, 2011, following voluntary fee waivers, the Fund paid the Distributor a Shareholder Servicing fee equal to 0.07% of the Money Market, 0.05% of the U.S. Government and 0.17% of the Municipal Portfolios’ average daily net assets.

The Plan and the Shareholder Servicing Agreement provide that in addition to the shareholder servicing fee the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Oppenheimer & Co. Inc. in carrying out their obligations under the Shareholder Servicing Agreement with respect to Advantage Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

32

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including Oppenheimer & Co. Inc. with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Advantage Shares of the Fund; (ii) to compensate Oppenheimer & Co. Inc. for providing assistance in distributing the Advantage Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

Oppenheimer & Co. Inc. receives distribution and servicing payments from the Distributor with respect to the Advantage Shares in amounts that exceed the payments the Distributor receives from the Fund pursuant to the Plan, Distribution

Agreement and Shareholder Servicing Agreement with respect to such shares. The excess of such payments over the total payments the Distributor receives from the Fund represents payments made out of the Manager’s and/or Distributor’s own resources. These payments may be referred to as “revenue sharing” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Oppenheimer & Co. Inc. for providing services to the Fund or its shareholders, including, without limitation, shareholder servicing, administration, accounting, transfer agency and/or distribution service. The amount of these payments may create an incentive for Oppenheimer & Co. Inc., and its affiliates to sell shares of the Fund to you or to recommend one Fund complex over another. Please speak with your financial advisor to learn more about these payments. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for Oppenheimer & Co. Inc. and may provide non-cash compensation to Oppenheimer & Co. Inc. like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

33

FINANCIAL HIGHLIGHTS

These financial highlights tables are intended to help you understand the financial performance of the Advantage Shares of the Money Market Portfolio, U.S. Government Portfolio and Municipal Portfolios since inception. Certain information reflects financial results for a single Portfolio share. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	Money Market Portfolio
ADVANTAGE SHARES	Years Ended March 31,				Commencement of Operations November 1, 2006 through March 31, 2007
Per Share Operating Performance	2011	2010	2009	2008
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.001	0.016	0.040	0.018
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.001	0.016	0.040	0.018

Less distributions from:
Dividends from net investment income	(0.001)	(0.001)	(0.016)	(0.040)	(0.018)
Net realized gain on investment	—	—	0.000	0.000	0.000

Total distributions	(0.001)	(0.001)	(0.016)	(0.040)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.05%	1.63%	4.06%	1.81%	(a)

Ratio/Supplemental Data
Net assets, end of period (000’s)	$1,549,602	$1,574,427	$1,704,903	$3,451,676	$3,113,588
Ratio to average net assets:
Net investment income	0.05%	0.05%	1.70%	3.95%	4.35%	(c)
Expenses (net of fees waived) (b)	0.31%	0.49%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%	(c)
Shareholder servicing and distribution fees waived	0.93%	0.75%	0.17%	0.17%	0.16%	(c)
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

34

FINANCIAL HIGHLIGHTS (CONTINUED)

	U.S. Government Portfolio
ADVANTAGE SHARES	Years Ended March 31,				Commencement of Operations November 2, 2006 through March 31, 2007
Per Share Operating Performance	2011	2010	2009	2008
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.007	0.036	0.018
Net realized and unrealized gain (loss) on investments	0.000	—	(0.000)	(0.000)	0.000

Total from investment operations	0.000	0.000	0.007	0.036	0.018

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.007)	(0.036)	(0.018)
Net realized gain on investment	—	—	—	—	(0.000)

Total distributions	(0.000)	(0.000)	(0.007)	(0.036)	(0.018)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.70%	3.71%	1.77%	(a)

Ratio/Supplemental Data
Net assets, end of period (000’s)	$882,200	$867,087	$970,310	$662,379	$193,827
Ratio to average net assets:
Net investment income	0.01%	0.01%	0.66%	3.37%	4.26%	(b)
Expenses (net of fees waived)	0.27%	0.47%	0.99%	1.02%	1.02%	(b)
Management and administration fees waived	0.00%	0.02%	0.05%	0.09%	0.16%	(b)
Shareholder Servicing & Distribution fees waived	0.95%	0.76%	0.21%	0.16%	0.16%	(b)

(a)	Unannualized
(b)	Annualized

35

FINANCIAL HIGHLIGHTS (CONTINUED)

	Municipal Portfolio
ADVANTAGE SHARES	Years Ended March 31,				Commencement of Operations November 2, 2007 through March 31, 2007
Per Share Operating Performance	2011	2010	2009	2008
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.001	0.011	0.025	0.011
Net realized and unrealized gain (loss) on investments	(0.000)	0.000	(0.000)	0.000	—

Total from investment operations	0.001	0.001	0.011	0.025	0.011

Less distributions from:
Dividends from net investment income	(0.001)	(0.001)	(0.011)	(0.025)	(0.011)
Net realized gain on investment	(0.000)	(0.000)	—	(0.000)	—

Total distributions	(0.001)	(0.001)	(0.011)	(0.025)	(0.011)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.05%	0.08%	1.12%	2.52%	1.09%	(a)

Ratio/Supplemental Data
Net assets, end of period (000’s)	$182,277	$212,071	$186,442	$221,862	$136,546
Ratio to average net assets:
Net investment income	0.05%	0.05%	1.12%	2.41%	2.65%	(c)
Expenses (net of fees waived) (b)	0.40%	0.57%	1.04%	1.02%	1.02%	(c)
Management and administration fees waived	0.05%	0.07%	0.10%	0.13%	0.16%	(c)
Shareholder Servicing and Distribution fees waived	0.83%	0.66%	0.16%	0.16%	0.16%	(c)
Transfer Agency fees waived	—	—	—	—	—
Expenses paid indirectly	0.00%	—	0.00%	0.00%	—

(a)	Unannualized
(b)	Includes expense paid indirectly, if applicable
(c)	Annualized

36

Advantage Shares of Daily Income Fund

Money Market Portfolio

U.S. Government Portfolio

Municipal Portfolio

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about each Portfolio’s investments is available in the Fund’s annual and semi-annual reports to shareholders. You may obtain the SAI and the annual and semi-annual reports without charge by calling the Fund at (212) 830-5345 or toll-free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/Advantage. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc.

1411 Broadway

New York, NY 10018

(212) 830-5345

ADVMM-23380W846-P0711

ADVGOVT-23380W747-P0711

ADVMUNI-23380W689-P0711

Available exclusively to customers of:

Oppenheimer & Co. and its Affiliates

ADVANTAGE PRIMARY LIQUIDITY FUND ADVANTAGE GOVERNMENT LIQUIDITY FUND ADVANTAGE MUNICIPAL LIQUIDITY FUND PROSPECTUS
July 29, 2011

money market Xpress fund

Shares of Daily Income Fund – Money Market Portfolio

[No Ticker Symbol]

PROSPECTUS

July 29, 2011

Daily Income Fund - Money Market Portfolio (the “Fund”) is an open-end, diversified money market fund designed as a cash management service for institutional customers and individuals. The Money Market Portfolio’s investment objective is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity. This Prospectus relates exclusively to the money market Xpress fund class of shares (the “Xpress Shares”) of the Daily Income Fund - Money Market Portfolio offered exclusively by optionsXpress, Inc. and brokersXpress, LLC.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

AVAILABLE THROUGH:

optionsXpress, Inc.

311 W. Monroe Suite 1000

Chicago, Illinois 60606

brokersXpress, LLC.

311 W. Monroe Suite 1000

Chicago, Illinois 60606-4661

optionsXpress, Inc.: (888) 280-8020

brokersXpress, LLC.: (888) 280-7030

2

Summary of the Fund

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold Xpress Shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

	Xpress Shares
Management Fees		0.12%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (includes Administration Fees listed below)		0.12%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		1.24%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Xpress Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Xpress Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Xpress Shares of the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Xpress Shares:	$126	$393	$681	$1,500

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PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain an investment portfolio with a dollar-weighted average maturity of 60 days or less, to value its investment portfolio at amortized cost and maintain a net asset value of $1.00 per share. The Fund seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

PRINCIPAL RISKS

¡	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

¡	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

¡	The amount of income the Fund generates will vary with changes in prevailing interest rates.

¡	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

¡

The Fund may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

¡	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

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RISK/RETURN BAR CHART AND TABLE

The following performance information provides some indication of the risks of investing in the Xpress Shares of the Fund. The bar chart shows changes in the Xpress Shares of the Fund’s performance from year to year. The table shows the Fund’s average annual total returns for the last one year and since inception periods. While analyzing this information, please note that the

Fund’s past performance is not an indication of how the Fund will perform in the future. The current 7-day yield for the Xpress Shares of the Fund may be obtained by calling either optionsXpress, Inc. or brokersXpress, LLC. toll-free at the numbers listed below:

optionsXpress, Inc.: (888) 280-8020

brokersXpress, LLC.: (888) 280-7030

Money Market Portfolio - Xpress Shares

As of June 30, 2011, the Money Market Portfolio’s Xpress Shares had a year-to-date return of 0.01%.

The Money Market Portfolio Xpress Shares’ highest quarterly return was 1.05% for the quarter ended September 30, 2007; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Average Annual Total Returns - For the period ended December 31, 2010

Xpress Shares

One Year	0.02%
Since Inception*	1.21%

*	The inception date for the Xpress Shares was June 20, 2007.

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MANAGEMENT

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Fund’s investment manager.

PURCHASE AND SALE OF FUND SHARES

You may purchase, exchange or redeem Xpress Shares of the Fund on any business day by calling either optionsXpress, Inc. toll-free at (888) 280-8020 or brokersXpress, LLC toll-free at (888) 280-7030. There is no minimum initial or subsequent investment amount.

TAX INFORMATION

The Fund’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or its Manager may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objective, Principal Investment Strategies and Related Risks

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that the Fund will achieve its investment objective.

The investment objective of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of the Fund.

PRINCIPAL INVESTMENT STRATEGIES

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in the Fund, on a dollar-weighted

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basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Fund will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Fund will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Fund will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Fund may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

The Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations.

With respect to 75% of its total assets, the Fund shall invest not more than 10% of its total assets in securities backed by a demand feature or

7

guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for the Fund: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

As a temporary defensive measure the Fund may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Fund to not achieve its investment objective.

The Fund intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Fund may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)	Domestic and Foreign Bank Obligations: The Fund may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Fund limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks

8

having total assets in excess of one billion dollars or the equivalent in other currencies. The Fund limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies - Generally.”

The Fund generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund’s investment decisions and the Fund may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Fund may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Fund’s investments in

(a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of the Fund’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the selection of foreign obligations may be more difficult because there may be less information

9

publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Fund may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests: The Fund may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Fund may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short-term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Fund may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Fund. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

RISKS

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

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Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

¡	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.
¡

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

¡

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

¡

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Fund may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Fund may be subject to additional investment risks when compared with those incurred by a

11

fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

PORTFOLIO HOLDINGS

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning the Fund’s portfolio holdings, as well as its weighted average maturity and weighed average life, will be posted on the Fund’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the end of the month and remain posted for six months thereafter. The information may also be obtained by calling toll-free at (800) 433-1918. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Statement of Additional Information.

Management, Organization and Capital Structure

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway, 28th Floor, New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages the Money Market Portfolio’s securities and makes decisions with

12

respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, the Money Market Portfolio pays an annual management fee of 0.12% of the Money Market Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, the Money Market Portfolio paid the Manager a management fee equal to 0.12% of the Money Market Portfolio’s average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and Administrative Services Contract. For its services under the Administrative Services Contract, the Money Market Portfolio pays the Manager an annual fee of 0.05% of the Money Market Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, the Money Market Portfolio paid the Manager a fee for administrative services equal to 0.05% of the Money Market Portfolio’s average daily net assets.

The Manager, at its discretion, may voluntarily waive all or a portion of the investment management and the administrative services fees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.

In addition, Reich & Tang Distributors, Inc. (the “Distributor”), receives a servicing fee equal to 0.25% per annum of the average daily net assets of the Xpress Shares under the Shareholder Servicing Agreement and a distribution fee in an amount not to exceed 0.75% per annum of the average daily net assets of the Xpress Shares under the Distribution Agreement. The fees are accrued daily and paid monthly. For the fiscal year ended March 31, 2011, following voluntary fee waiver, the Fund paid the Distributor a fee for servicing equal to 0.10% of the Xpress Shares’ average daily net assets. For the fiscal year ended March 31, 2011, the Distribution fee was fully waived.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

13

Shareholder Information

The Fund sells and redeems its shares on a continuing basis at its net asset value and does not impose a charge for either purchases or redemptions. All transactions in the Fund are effected through the Fund’s transfer agent, who accepts orders for purchases and redemptions from optionsXpress, Inc. and brokersXpress, LLC.

PURCHASE AND REDEMPTION OF SHARES

Only the Xpress Shares of the Fund are offered through this Prospectus.

optionsXpress, Inc. and brokersXpress, LLC. and their affiliates may impose account fees separate from any fees charged by the Fund and therefore investors should read this prospectus in conjunction with the materials provided by optionsXpress, Inc. and brokersXpress, LLC. and their affiliates.

optionsXpress, Inc. and brokersXpress, LLC. may transmit an investor’s purchase or redemption order for Xpress Shares to the Fund’s transfer agent after 4:00 p.m., Eastern Time on the day the order is received from the investor as long as the investor has placed his order for Xpress Shares with optionsXpress, Inc. and brokersXpress, LLC. before 4:00 p.m., Eastern time on that day. The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m., Eastern time on the day he placed his order for Xpress Shares with optionsXpress, Inc. and brokersXpress, LLC. Both optionsXpress, Inc. and brokersXpress, LLC. are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

There is no minimum initial or subsequent investment for Xpress Shares.

INITIAL INVESTMENTS (PURCHASES)

Contact your Financial Advisor to arrange for an initial investment in the Fund. You may use the Fund either as the money market fund tied to your optionsXpress, Inc. or brokersXpress, LLC. securities account through optionsXpress, Inc. or brokersXpress, LLC’s sweep service or as an additional investment position held in your securities account.

The “sweep” means that cash is automatically invested in the Fund when the cash becomes available in your optionsXpress, Inc. or brokersXpress, LLC. securities account from any source such as proceeds from securities sales, receipt of dividends or interest income, or a check deposit from you. The sweep automatically withdraws cash from the Fund when appropriate to cover purchases or other activities in your account.

SUBSEQUENT INVESTMENTS (PURCHASES)

Mail or deliver your check, payable to optionsXpress, Inc. or brokersXpress, LLC. to your Financial Advisor. Please write your securities account number and the Fund name on the check. If you wish to make an investment by sending a wire from your bank, contact your Financial Advisor to obtain wiring instructions.

14

GENERAL INFORMATION ON PURCHASES

Xpress Shares of the Fund may be purchased through optionsXpress, Inc. or brokersXpress, LLC. Orders for purchase of shares are accepted on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value of the Xpress Shares of the Fund is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. The net asset value is computed by dividing the value of each of the Fund’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. The Fund intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Fund’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

The Fund will not issue share certificates but will record investor holdings on the books of the Fund in non-certificate form and regularly advise the shareholder of his ownership position.

Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.

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WITHDRAWALS (REDEMPTIONS)

For withdrawals other than those automatically activated by the sweep, please instruct your Financial Advisor as to the withdrawal amount and the delivery of the proceeds.

GENERAL INFORMATION ON REDEMPTIONS

You may redeem your shares, in whole or in part, on any day on which the Fund’s net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. For Xpress Shares, if your redemption order is received prior to 4:00 p.m. Eastern time, the redemption will be effective on that day and the Fund will endeavor to transmit payment that same business day. For Xpress Shares, if the notice of redemption is received after 4:00 p.m. Eastern time, the redemption will be made on the next business day.

The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If

16

the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

Some of the redemption procedures described above may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares.

REDEMPTION IN-KIND

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and losses, if any, and amortization of market discount) on each business day of the Fund and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, the Fund’s net investment income (excluding capital gains, if any) will be declared as a dividend on each business day of the Fund. The Fund declares dividends for Saturdays, Sundays and holidays on the previous business day of the Fund. The Fund pays dividends monthly. There is no fixed

17

dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Xpress Shares bear the service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be lower than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

FREQUENT TRADING

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “General Information on Purchases,” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund

18

exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as a regulated investment company, the Fund must meet certain tests concerning its investments and distributions. For each year the Fund qualifies as a regulated investment company, the Fund will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, the Fund will not be subject to a federal excise tax if it distributes each year at least 98% of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends,

19

capital gain distributions and redemptions) paid to shareholders who have not complied with the Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

Distribution Arrangements

RULE 12B-1 FEES

Investors do not pay a front-end sales charge to purchase Xpress Shares of the Fund. However, the Fund pays fees in connection with the distribution of shares and/or for the provision of servicing to the Xpress Shares shareholders. The Fund pays these fees from its assets on an ongoing basis and therefore, over time, the payment of these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”), with respect to the Xpress Shares, and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement and a Shareholder Servicing Agreement.

Under the Distribution Agreement, the Distributor serves as distributor of the Fund’s shares. The Distributor receives a distribution fee not to exceed 0.75% per annum of the Xpress Shares’ average daily net assets (the “Distribution Fee”) for providing distribution related services and for making payments to optionsXpress, Inc. for providing assistance in distributing the Xpress Shares. As agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal. This fee is accrued daily and paid monthly. For the fiscal year ended March 31, 2011, the Distribution Fee was fully waived.

Under the Shareholder Servicing Agreement, the Distributor receives, with respect to the Xpress Shares, a service fee equal to 0.25% per annum of the Fund’s Xpress Shares’ average daily net assets (the “Shareholder Servicing Fee”) for providing personal shareholder services and for the maintenance of shareholder accounts. The fees are accrued daily and paid monthly. Any portion of the fees may be deemed to be used by the Distributor for payments to optionsXpress, Inc. with respect to its provision of such services to its clients or customers who are Xpress Shares Shareholders of the Fund. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Distributor a

20

Shareholder Servicing Fee equal to 0.10% of the Xpress Shares’ average daily net assets.

The Plan and the Shareholder Servicing Agreement provide that in addition to the shareholder servicing fee the Fund will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and optionsXpress, Inc. in carrying out their obligations under the Shareholder Servicing Agreement with respect to Xpress Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee, and past profits for the following purposes: (i) to pay the cost of, and to compensate others, including optionsXpress, Inc. with whom the Distributor has entered into written agreements, for performing shareholder servicing on behalf of the Xpress Shares of the Fund; (ii) to compensate optionsXpress, Inc. for providing assistance in distributing the Xpress Shares of the Fund; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares. The Distributor may also make payments from time to time from its own resources, which may include the Shareholder Servicing Fee and past profits, for the purposes enumerated in (i) above. The Distributor may determine the amount of such payments made pursuant to the Plan, provided that such payments will not increase the amount which the Fund is required to pay to the Manager and Distributor for any fiscal year under either the Investment Management Contract, Administrative Services Agreement, Distribution Agreement or Shareholder Servicing Agreement in effect for that year.

optionsXpress, Inc. receives distribution and servicing payments from the Distributor with respect to the Xpress Shares in amounts that exceed the payments the Distributor receives from the Fund pursuant to the Plan, Distribution Agreement and Shareholder Servicing Agreement with respect to such shares. The excess of such payments over the total payments the Distributor receives from the Fund represents payments made out of the Manager’s and/or Distributor’s own resources. These payments may be referred to as “revenue sharing” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to optionsXpress, Inc. for providing services to the Fund or its shareholders, including, without limitation, shareholder servicing, administration, accounting, transfer agency and distribution services. The amount of these payments may create an incentive for optionsXpress, Inc., and its affiliates to sell shares of the Fund to you or to recommend one Fund complex over another. Please speak with your financial advisor to learn

21

more about these payments. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for optionsXpress, Inc. and may provide non-cash compensation to optionsXpress, Inc. like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

22

Financial Highlights

The financial highlights table is intended to help you understand the financial performance of the Xpress Shares of the Money Market Portfolio since inception. The total returns in the tables represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

XPRESS SHARES	Years Ended March 31,			Commencement of Operations June 20, 2007 through March 31, 2008
Per Share Operating Performance	2011	2010	2009

(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.000	0.014	0.028
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000

Total from investment operations	0.000	0.000	0.014	0.028

Less distributions from:
Dividends from net investment income	(0.000)	(0.000)	(0.014)	(0.028)
Net realized gain on investment	—	—	(0.000)	(0.000)

Total distributions	(0.000)	(0.000)	(0.014)	(0.028)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00

Total Return	0.02%	0.02%	1.40%	2.88%	(a)

Ratio/Supplemental Data

Net assets, end of period (000’s)	$276,727	$282,144	$271,167	$272,213
Ratio to average net assets:
Net investment income	0.02%	0.02%	1.40%	3.82%	(c)
Expenses (net of fees waived) (b)	0.34%	0.53%	1.27%	1.25%	(c)
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	(c)
Shareholder servicing and distribution fees waived	0.90%	0.71%	0.00%	—
Expenses paid indirectly	—	—	0.00%	0.00%	(c)

(a)	Unannualized
(b)	Includes expenses paid indirectly, if applicable
(c)	Annualized

The accompanying notes are an integral part of these financial statements.

23

Shares of Daily Income Fund – Money Market Portfolio

A Statement of Additional Information (SAI) dated July 29, 2011 includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. You may obtain the SAI and the annual and semi-annual reports without charge by calling the Fund at (212) 830-5345 or toll-free at (800) 433-1918. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/DIF_mmXpress. To request other information about the Fund, please call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Reich & Tang Distributors, Inc.

1411 Broadway

New York, NY 10018

(212) 830-5345

MM.XP–23380W853-P0711

Daily Income Fund Pinnacle Class of Shares (“Pinnacle Shares”)

Distributed through Mutual Securities, Inc.

Pinnacle Class of Shares of the Money Market Portfolio — No Ticker Symbol

Pinnacle Class of Shares of the U.S. Treasury Portfolio — No Ticker Symbol

PROSPECTUS

July 29, 2011

The investment objective of the Money Market Portfolio and the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

1411 BROADWAY

28th FLOOR

NEW YORK, NY 10018

(800) 750-7862 (TOLL FREE)

Summary of the Pinnacle Shares of the Money Market Portfolio	3

Summary of the Pinnacle Shares of the U.S. Treasury Portfolio	7

Investment Objectives, Principal Investment Strategies and Related Risks	11

Management, Organization and Capital Structure	17

Shareholder Information	18

Distribution Arrangements	26

Financial Highlights	28

Privacy Notice	PN-1

2

Summary of the Pinnacle Shares of the Money Market Portfolio

:	Investment Objective

The investment objective of the Money Market Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the Money Market Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the Money Market Portfolio.

	Money Market Portfolio Pinnacle Shares
SHAREHOLDER FEES
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (includes Administration Fees listed below)		0.13%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.25%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the Money Market Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Pinnacle Shares of the Money Market Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the Money Market Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Money Market Portfolio – Pinnacle Shares:	$26	$80	$141	$318

3

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The Money Market Portfolio seeks to achieve its objective by investing principally in short-term money market obligations with maturities of 397 days or less, including bank certificates of deposit, time deposits, bankers’ acceptances, high quality commercial paper, loan participation interests, securities issued or guaranteed by the United States Government, state agencies or instrumentalities, and repurchase agreements calling for resale in 397 days or less backed by the foregoing securities. The maturities of variable rate demand instruments held in the Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.

•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers. Foreign securities may be subject to investment risks which may include adverse economic and political developments as well as lack of uniform accounting and financial reporting standards.

•	The payment of interest and preservation of capital are dependent upon the continuing ability of issuers to meet payment obligations.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the Money Market Portfolio. The bar chart shows changes in the Pinnacle Shares of the Money Market Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Pinnacle Shares of the Money Market Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

4

Money Market Portfolio – Pinnacle Class

As of June 30, 2011, the Pinnacle Shares of the Money Market Portfolio had a year-to-date return of 0.02%.

The Money Market Portfolio Pinnacle Shares’ highest quarterly return was 1.43% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Pinnacle Shares
One Year	0.11%
Five Years	2.78%
Ten Years	2.52%
Since Inception*	2.97%

*	The inception date for the Money Market Portfolio’s Pinnacle Shares was July 29, 1999.

5

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem Money Market Portfolio Pinnacle Class Shares of the Fund on any business day through Participating Organizations, Mutual Securities, Inc. (“MSI”) and from dealers with whom MSI has entered into agreements for these purposes, via written request (c/o Mutual Securities, Inc., P.O. Box 2864, Camarillo, CA 93011) or telephone (800-750-7862). The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6

Summary of the Pinnacle Shares of the U.S. Treasury Portfolio

:	Investment Objective

The investment objective of the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

:	Fees and Expenses of the U.S. Treasury Portfolio

This table describes the fees and expenses that you may pay if you buy and hold Pinnacle Shares of the U.S. Treasury Portfolio.

	U.S. Treasury Portfolio Pinnacle Shares
SHAREHOLDER FEES
(fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases		None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees		0.12%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (includes Administration Fees listed below)		0.15%
Administration Fees	0.05%

Total Annual Fund Operating Expenses		0.27%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Pinnacle Shares of the U.S. Treasury Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Pinnacle Shares of the U.S. Treasury Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Pinnacle Shares of the U.S. Treasury Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
U.S. Treasury Portfolio – Pinnacle Shares:	$28	$87	$152	$343

7

:	Principal Investment Strategies

The Fund seeks to maintain investment portfolios with a dollar-weighted average maturity of 60 days or less, to value its investment portfolios at amortized cost and maintain a net asset value of $1.00 per share. The U.S. Treasury Portfolio seeks to achieve its objective by investing only in obligations backed by the full faith and credit of the United States government with maturities of 397 days or less and repurchase agreements which are collateralized by such obligations calling for resale in 397 days or less. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund’s investment manager considers the following factors when buying and selling securities for the Portfolio: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

:	Principal Risks

•	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

•	The value of the Fund’s shares and the securities held by the Fund can each decline in value.
•	The amount of income the Fund generates will vary with changes in prevailing interest rates.

•	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any other governmental agency.

•

The U.S. Treasury Portfolio’s investment policy of only investing in U.S. Treasury obligations and other obligations that are issued or guaranteed by the United States Government (including repurchase agreements), while minimizing risk of loss, may produce a lower yield than a policy of investing in other types of instruments.

:	Risk/Return Bar Chart and Table

The following performance information provides some indication of the risks of investing in the Pinnacle Shares of the U.S. Treasury Portfolio. The bar chart shows changes in the average annual total returns of the Pinnacle Shares of the U.S. Treasury Portfolio’s performance from year to year. The table shows the Portfolio’s average annual total returns for the one year, five year, ten year and since inception periods. While analyzing this information, please note that the Portfolio’s past performance is not an indication of how the Portfolio will perform in the future. The current 7-day yield for the Pinnacle Shares of the U.S. Treasury Portfolio may be obtained by calling the Fund toll free at (800) 750-7862.

8

U.S. Treasury Portfolio – Pinnacle Class

As of June 30, 2011, the Pinnacle Shares of the U.S. Treasury Portfolio had a year-to-date return of 0.00%.

The U.S. Treasury Portfolio Pinnacle Shares’ highest quarterly return was 1.36% for the quarter ended March 31, 2001; the lowest quarterly return was 0.00% for the quarter ended June 30, 2011.

Investors purchasing or redeeming shares through a Participating Organization may be charged a fee in connection with such service and, therefore, the net return to such investors may be less than the net return by investing in the Fund directly.

Average Annual Total Returns – For the period ended December 31, 2010

Pinnacle Shares
One Year	0.00%
Five Years	2.23%
Ten Years	2.20%
Since Inception*	2.64%

*	The inception date for the U.S. Treasury Portfolio’s Pinnacle Shares was July 29, 1999.

9

:	Management

Investment Manager: Reich & Tang Asset Management, LLC (the “Manager”) is the Portfolio’s investment manager.

:	Purchase and Sale of Fund Shares

You may purchase, exchange or redeem U.S. Treasury Portfolio Pinnacle Class Shares of the Fund on any business day through Participating Organizations, Mutual Securities, Inc. (“MSI”) and from dealers with whom MSI has entered into agreements for these purposes, via written request (c/o Mutual Securities, Inc., P.O. Box 2864, Camarillo, CA 91376) or telephone (800 750-7862). The minimum initial investment amount is $1,000,000 and the minimum amount for subsequent investments is $10,000.

:	Tax Information

The Portfolio’s distributions are taxable as ordinary income, except when your investment is through an IRA, 401(k) plan or other tax-advantaged plan.

:	Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Portfolio and/or its Manager may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

10

Investment Objectives, Principal Investment Strategies and Related Risks

:	Investment Objectives

The Fund is a money market fund which seeks to achieve the following investment objectives through its Portfolios.

The investment objective of the Money Market Portfolio and the U.S. Treasury Portfolio is to seek as high a level of current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

There can be no assurance that a Portfolio will achieve its investment objective.

The investment objective of any Portfolio of the Fund described in this section may only be changed upon the approval of the holders of a majority of the outstanding shares of such Portfolio.

:	Principal Investment Strategies

GENERALLY

In order to maintain a share price of $1.00, the Fund must comply with certain industry regulations. The Fund will only invest in securities which are denominated in United States dollars. Other regulations pertain to the maturity and credit quality of the securities in which the Fund may invest. The Fund will only invest in securities which have, or are deemed to have, a remaining maturity of 397 days or less. Also, the average maturity for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, will be 60 days or less. The maturities of variable rate demand instruments held in the Money Market Portfolio will be deemed to be the longer of the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less. The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment. The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets. As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly Liquid Assets. As defined in Rule 2a-7 under the 1940 Act, currently Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are

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issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”). The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

The Fund will only invest in either securities which have been rated (or whose issuers have been rated) in the highest short-term rating category by nationally recognized statistical rating organizations, or in unrated securities but which have been determined by the Fund’s investment manager to be of comparable quality.

Each Portfolio of the Fund shall invest not more than 5% of its total assets in securities issued by a single issuer, except for U.S. Government Obligations. With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

The Fund’s investment manager considers the following factors when buying and selling securities for each of the Fund’s Portfolios: (i) the availability of cash, (ii) redemption requests, (iii) yield management, and (iv) credit management. Yield management is where the investment manager considers the overall yield of the Fund and how an individual purchase would impact the yield of the Fund, against the backdrop of the Fund’s overall investment objective. Credit management is where the investment manager considers the overall credit quality of the Fund and how an individual purchase would impact the credit quality of the Fund, against the backdrop of the Fund’s overall investment objective.

As a temporary defensive measure a Portfolio may, from time to time, invest in securities that are inconsistent with its principal investment strategies or remain uninvested in an attempt to respond to adverse market, economic, political or other conditions as determined by the Fund’s investment manager. Such a temporary defensive position may cause the Portfolio to not achieve its investment objective.

MONEY MARKET PORTFOLIO

The Money Market Portfolio intends to attain its investment objective through investments in the following securities:

(i)	United States Government Securities: The Money Market Portfolio may purchase short-term obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These obligations include issues of the United States Treasury, such as bills, certificates of indebtedness, notes and bonds, and issues of certain agencies and instrumentalities established under the authority of an act of Congress. Some of these securities are supported by the full faith and credit of the United States, others are supported by the right of the issuer to borrow from the United States Treasury, and still others are supported only by the credit of the agency or instrumentality.

(ii)

Domestic and Foreign Bank Obligations: The Money Market Portfolio may purchase securities issued by foreign governments, or any of their political subdivisions or agencies or instrumentalities, certificates of deposit, time deposits and bankers’ acceptances issued by

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domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks. Certificates of deposit are certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time (in no event longer than seven days) at a stated interest rate. Time deposits purchased by the Fund will not benefit from insurance from the FDIC. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer.

The Money Market Portfolio limits its investments in obligations of domestic banks, foreign branches of domestic banks and foreign subsidiaries of domestic banks to banks having total assets in excess of one billion dollars or the equivalent in other currencies. The Money Market Portfolio limits its investments in obligations of domestic and foreign branches of foreign banks to dollar denominated obligations of such banks which at the time of investment have more than $5 billion, or the equivalent in other currencies, in total assets. These investments must also meet the quality criteria discussed above under “Principal Investment Strategies – Generally.”

The Money Market Portfolio generally limits investments in bank instruments to (a) those which are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Money Market Portfolio’s investment decisions and the Money Market Portfolio may invest in bank instruments issued by institutions which the investment manager believes present minimal credit risks.

The Money Market Portfolio may purchase U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks (“Eurodollar” obligations) and domestic branches of foreign banks (“Yankee dollar” obligations). The Money Market Portfolio will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation on the Money Market Portfolio’s investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligations is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Money Market Portfolio will limit its purchases of time deposits to those which mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of such Portfolio’s total assets at the time of purchase.

Eurodollar and other foreign obligations involve special investment risks, including the possibility that (i) liquidity could be impaired because of future political and economic developments, (ii) the obligations may be less marketable than comparable domestic obligations of domestic issuers, (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, (iv) deposits may be seized or nationalized, (v) foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations, (vi) the

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selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, (vii) there may be difficulties in enforcing a judgment against a foreign issuer or (viii) the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

(iii)	Variable Amount Master Demand Notes: The Money Market Portfolio may purchase variable amount master demand notes. These instruments are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the quality criteria discussed above under “Principal Investment Strategies – Generally.” The interest rate on a variable amount master demand note is periodically adjusted according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days.

(iv)	Loan Participation Interests: The Money Market Portfolio may purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards applicable to bank instruments as set forth above. Loan participation interests typically represent direct participation in a loan to a corporate borrower, and are generally offered by banks or other financial institutions or lending syndicates. When purchasing loan participations, a Fund assumes the credit risk associated with the corporate borrower, and may assume the credit risk associated with an interposed bank or other financial intermediary.

(v)	Commercial Paper and Certain Debt Obligations: The Money Market Portfolio may purchase commercial paper or similar debt obligations. Commercial paper is generally considered to be short term unsecured debt of corporations.

(vi)	Repurchase Agreements: The Money Market Portfolio may enter into repurchase agreements provided that the instruments serving as collateral for the agreements are eligible for inclusion in the Money Market Portfolio. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

U.S. TREASURY PORTFOLIO

The U.S. Treasury Portfolio intends to attain its investment objective through investments limited to obligations issued or guaranteed by the United States Government including repurchase agreements covering those types of obligations. Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The Fund will enter into repurchase agreements for inclusion in the U.S. Treasury Portfolio only if the instruments serving as collateral for the agreements are eligible for inclusion in the U.S. Treasury Portfolio.

The Portfolio’s investments may include the following securities:

(i)	United States Treasury Obligations: Obligations issued by the full faith and credit of the United States. U.S. Treasury obligations include bills,

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notes and bonds, which principally differ only in their interest rates, maturities and time of issuance.

(ii)	Other United States Government Obligations: Marketable securities and instruments issued or guaranteed by the full faith and credit of the United States Government. Such obligations include obligations of the Federal Housing Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association, the General Services Administration and the Maritime Administration.

(iii)	Repurchase Agreements: The U.S. Treasury Portfolio may enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees with the vendor to resell the security to the vendor at an agreed upon time and price.

The investment policies of the U.S. Treasury Portfolio may produce a lower yield than a policy of investing in other types of instruments. The yield of the U.S. Treasury Portfolio is likely to be lower than the yield of the Money Market Portfolio.

For a more detailed description of (i) the securities in which the Fund will invest, (ii) fundamental investment restrictions, and (iii) industry regulations governing credit quality and maturity, please refer to the Statement of Additional Information.

:	Risks

A significant change in interest rates or a default on the Fund’s investments could cause its share price (and the value of your investment) to change.

Investments in U.S. Government securities may or may not be supported by the full faith and credit of the U.S. Government. Although many U.S. Government securities purchased by the Fund, such as those issued by the Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks (“FHLB”) may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury and therefore, are not backed by the full faith and credit of the United States. Accordingly, no assurance can be given that the U.S. Government will provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury and thus, it is possible that these issuers will not have the funds to meet their payment obligations in the future. In such case, the Fund must look principally to the agency, instrumentality or sponsored enterprise issuing or guaranteeing the security for ultimate repayment and may not be able to assert a claim against the U.S. Government itself in the event the agency, instrumentality or sponsored enterprise does not meet its commitment.

The U.S. Government securities that the Fund may purchase include:

•	U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. Government.

•

Securities issued by agencies, instrumentalities or sponsored enterprises of the U.S. Government that are backed by the full faith and credit of the U.S. Government. Among the agencies, instrumentalities and sponsored enterprises issuing these obligations are the Government National Mortgage Association (Ginnie Mae) and the Federal Housing Administration (FHA).

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•

Securities issued by agencies, instrumentalities or sponsored enterprises that are not backed by the full faith and credit of the U.S. Government, but whose issuing agency, instrumentality or sponsored enterprise has the right to borrow from the U.S. Treasury to meet its obligations. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations are Fannie Mae, Freddie Mac and the FHLB.

•

Securities issued by agencies, instrumentalities or sponsored enterprises that are backed solely by the credit of the issuing agency, instrumentality or sponsored enterprise. Among these agencies, instrumentalities and sponsored enterprises issuing these obligations is the Federal Farm Credit System.

Since the Money Market Portfolio may contain securities issued by foreign governments, or any of their political subdivisions, agencies or instrumentalities, and by foreign branches of domestic banks, foreign subsidiaries of domestic banks, domestic and foreign branches of foreign banks, and commercial paper issued by foreign issuers, the Money Market Portfolio may be subject to additional investment risks when compared with those incurred by a fund which invests only in domestic issuers. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Similarly, volume in most foreign securities markets is less than in the United States. The issuers of some of these securities may be subject to less stringent or different regulation than are United States issuers. In addition, there may be less publicly available information about a non-United States issuer, and non-United States issuers generally are not subject to uniform accounting and financial reporting standards and requirements. Additional risks associated with foreign investments might include adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect the payment of principal and interest on the foreign securities. Furthermore, some of these foreign securities may be subject to stamp, withholding or other excise taxes levied by foreign governments, which have the effect of increasing the cost of such securities and reducing the realized gain or increasing the realized loss on such securities at the time of sale.

:	Portfolio Holdings

In order to comply with amendments to Rule 2a-7 under the 1940 Act, information concerning each of the Portfolio’s holdings, as well as their weighted average maturity and weighed average life, will be posted on the Portfolio’s website at www.reichandtang.com/FundInformation/PortfolioHoldingsList/, five business days after the end of the month and remain posted for six months thereafter. The information may also be obtained by calling toll-free at (800) 750-7862. The Fund may terminate or modify this policy at any time without further notice to shareholders, including making additional disclosure of the Fund’s portfolio holdings on the Fund’s website. A description of the Fund’s policies and procedures with respect to the disclosure of each Portfolio’s securities is available in the Statement of Additional Information.

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Management, Organization and Capital Structure

The Fund’s investment manager is Reich & Tang Asset Management, LLC (the “Manager”). The Manager’s principal business office is located at 1411 Broadway, 28th Floor New York, NY 10018. As of June 30, 2011, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

Pursuant to the Investment Management Contract between the Fund and the Manager, the Manager manages each Portfolio’s securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund. Pursuant to the Investment Management Contract, each of the Portfolios pays an annual management fee of 0.12% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver for the U.S. Treasury Portfolio, the Fund paid the Manager a fee equal to 0.12% of the Money Market and 0.11% of the U.S. Treasury Portfolio’s average daily net assets. A discussion regarding the basis for the Board of Trustees approving the continuance of the Investment Management Contract is available in the Fund’s annual report for the period ended March 31, 2011.

Pursuant to the Administrative Services Contract between the Fund and the Manager, the Manager provides all management and administrative services reasonably necessary for the Fund’s operation, other than those services that the Manager provides to the Fund pursuant to the Investment Management

Contract. The Manager also provides the Fund with personnel to perform all of the clerical and accounting type functions not performed by the Manager pursuant to the Investment Management Contract and Administrative Services Contract. For its services under the Administrative Services Contract, the Fund pays the Manager an annual fee of 0.05% of each Portfolio’s average daily net assets. For the fiscal year ended March 31, 2011, following a voluntary fee waiver, the Fund paid the Manager a fee for administrative services equal to 0.05% of the Money Market and 0.03% of the U.S. Treasury Portfolios’ average daily net assets.

Effective July 29, 2011, the Manager and Distributor have voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.22% for the Money Market Portfolio, and 0.25% for the U.S. Treasury Portfolio (the “Expense Cap”). The Manager has further agreed not to modify or terminate its fee waiver arrangements through July 29, 2012, without the prior approval of the Fund’s Board of Trustees. Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares. In addition, in light of recent market conditions, the Manager may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Cap in an effort to maintain certain net yields.

Investment management fees and operating expenses, which are attributable to more than one Class of the Fund, will be allocated daily to each Class of shares based on the percentage of shares outstanding at the end of the day.

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Shareholder Information

The Fund sells and redeems its shares on a continuing basis at their net asset value. The Fund does not impose a charge for either purchases or redemptions. All transactions in Fund shares are processed through the Fund’s transfer agent or its principal underwriter, as appropriate, which accepts orders for purchases and redemptions from Participating Organizations, Mutual Securities, Inc. (“MSI”) and from dealers with whom MSI has entered into agreements for these purposes. (See “Investments Through Participating Organizations” for a definition of Participating Organizations).

:	Pricing of Fund Shares

The net asset value of the Pinnacle Shares Money Market Portfolio and U.S. Treasury Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time, on each Fund Business Day. Fund Business Day means weekdays (Monday through Friday) except (i) days on which the New York Stock Exchange is closed for trading (i.e., national holidays and Good Friday) and (ii) Columbus Day and Veterans’ Day (each, a “Holiday”). However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value. The net asset value is computed by dividing the value of each Portfolio’s net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued, but excluding capital stock and surplus) by the total number of shares outstanding. Each Portfolio intends to maintain a stable net asset value at $1.00 per share although there can be no assurance that this will be achieved.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act. Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.995 per share or above $1.005 per share. Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price the Fund would receive if the instrument were sold.

Shares are issued as of the first determination of the Portfolio’s net asset value per share made after acceptance of the investor’s purchase order. In order to maximize earnings on its Portfolios, the Fund normally has its assets as fully invested as is practicable. Many securities in which the Fund invests require the immediate settlement in funds of Federal Reserve member banks on deposit at a Federal Reserve Bank (commonly known as “Federal Funds”). Portfolio shares begin accruing income on the day the shares are issued to an investor.

The Fund reserves the right to reject any purchase order of its shares. In addition, the Fund does not accept cash, and may refuse to accept cash equivalents (i.e., travelers cheques, money orders, cashier’s checks or similar instruments) and certain other forms of payment at its discretion.

On any Fund Business Day before a Holiday, or on any Fund Business Day where the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, the Fund may close trading early. On such days, the cut-off times for purchase orders and redemption

18

requests (as set forth below) may be shortened to accommodate the Fund’s early close. If the Fund closes trading early, the earlier cut-off times for such transactions will be made available that day on the Fund’s website at http://www.reichandtang.com, or by calling the Fund toll free at (800) 750-7862.

:	Subscribing to the Fund

At the time of initial investment in the Fund, investors must elect on their fund application the Class of shares of the Portfolio in which they wish to invest. Subject to the Portfolios’ initial investment minimums, investors may divide their investment in the Fund between the Portfolios in any manner they choose by submitting the Fund application with their choices.

Subject to the suggested minimum balance of $250,000 for an existing account, shareholders in the Fund may transfer all or a portion of their shares from one open Portfolio account to another open Portfolio account at any time. Any transfer into a Portfolio in which the shareholder does not have an open account must satisfy the Portfolio’s initial investment minimum of $1,000,000. Shareholders will have a separate account with the Fund for each Portfolio in which they invest. Certificates for Fund shares will not be issued to investors.

:	Purchase of Pinnacle Shares

Only Pinnacle shares are offered through this Prospectus. Investors may invest in Pinnacle shares through MSI and through dealers with whom MSI has entered into agreements for the purposes described herein. The Manager pays the expenses incurred in the distribution of Pinnacle Class shares. Participating Organizations (other than MSI) whose clients become Pinnacle Class shareholders will not receive compensation from the Manager or Distributor for the servicing they may provide to their clients.

The minimum initial investment in the Fund with respect to each Portfolio is $1,000,000. The minimum amount for subsequent investments is $10,000 for all shareholders. The Fund may waive any minimum purchase requirements.

:	Investments Through Participating Organizations

Investors may invest in the Pinnacle Shares of the Fund through the Participating Organizations, such as MSI, with which they have accounts. Participating Organizations are securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into shareholder servicing agreements with the Distributor with respect to investment of their customer accounts in the Fund. When instructed by its customer to purchase or redeem Fund shares, the Participating Organization, on behalf of the customer, transmits to the Fund’s transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.

Participating Organizations through its clearing agents or affiliated organizations may confirm to their customers who are shareholders in the Fund each purchase and redemption of Fund shares for the customers’ accounts. Also, Participating Organizations through its clearing agents or affiliated organizations may send periodic account statements to their customers showing (i) the total number of Fund shares owned by each customer as of the statement closing date, (ii) purchases and redemptions of Fund shares by each customer during the period covered by the statement, and (iii) the income earned by Fund shares of each customer during the statement period (including dividends paid in cash or reinvested in additional Fund shares). Investors whose Participating Organizations have not undertaken to provide such statements will receive them from the Fund directly.

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Participating Organizations may charge investors a fee in connection with their use of specialized purchase and redemption procedures. Participating Organizations may arrange for its clearing agents or affiliated organizations to received payment in consideration of providing clerical services in the facilitation of specialized purchase and redemption of Fund shares. In addition, Participating Organizations offering purchase and redemption procedures similar to those offered to shareholders who invest in the Fund directly may impose charges, limitations, minimums and restrictions in addition to or different from those applicable to shareholders who invest in the Fund directly. Accordingly, the net yield to investors who invest through Participating Organizations may be less than the net yield that could be achieved by investing in the Fund directly. Participating Organizations may also set deadlines for receipt of orders from their customers that are earlier than the order deadline of the Fund due to processing or other reasons. Investors should read this Prospectus in conjunction with the materials provided by the Participating Organization describing the procedures under which Fund shares may be purchased and redeemed through the Participating Organization.

Qualified Participating Organizations may transmit an investor’s purchase or redemption order to the Fund’s transfer agent after 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund), on the day the order is received from the investor as long as the investor has placed his order with the Participating Organization before 4:00 p.m., Eastern time on that day (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund). The investor will then receive the net asset value of the Fund’s shares determined as of 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund), on the

day he placed his order with the qualified Participating Organization. Participating Organizations are responsible for instituting procedures to ensure that purchase orders by their respective clients are processed expeditiously.

:	Initial Purchases of Pinnacle Shares

Investors who wish to invest in the Fund may obtain a current prospectus and the Fund application necessary to open an account by telephoning the Fund toll free at (800) 750-7862.

MAIL

Investors may send or deliver a check made payable to “National Financial Services” for initial purchases to:

Pinnacle Shares of Daily Income Fund

c/o Mutual Securities, Inc.

P.O. Box 2864

Camarillo, CA 93011

Checks are accepted subject to collection at full value in United States currency. Payment by a check drawn on any member of the Federal Reserve System will normally be converted into Federal Funds within two business days after receipt of the check. Checks drawn on a non-member bank may take substantially longer to convert into Federal Funds. In either case, the funds are not available for redemption until the check has been cleared for payment by the investor bank.

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BANK WIRE

To purchase shares of the Fund using the wire system for transmittal of money among banks, an investor, prior to his or her initial purchase of shares, should first telephone Mutual Securities, Inc. at (805) 764-6730 or toll free at (800) 750-7862 to obtain a new account number and then instruct a member bank to wire his money immediately to:

Chase Manhattan Bank, New York, NY

ABA # 021000021

Account of National Financial

Acct. #066196-221

for further credit to: (Brokerage Account No.)

Customer name:

An account will not be opened until the Fund has received the Fund application and required documentation in proper form and has accepted the purchase order for its shares.

There may be a charge by the investor’s bank for transmitting the money by bank wire, and there also may be a charge for use of Federal Funds. The Fund does not charge investors in the Fund for its receipt of wire transfers. Payment in the form of a “bank wire” received prior to 4:00 p.m., Eastern time (5:00 p.m., Eastern time with respect to the Institutional Shares of the Money Market Portfolio of the Fund), on a Fund Business Day will be treated as a Federal Funds payment received on that day.

:	Subsequent Purchases of Shares

Subsequent purchases can be made by bank wire, as indicated above, or by mailing a check to:

Pinnacle Shares of Daily Income Fund

c/o Mutual Securities, Inc.

P.O. Box 2864

Camarillo, CA 93011

There is a $10,000 minimum for the Pinnacle Class shares for subsequent purchases. All payments should clearly indicate the shareholder’s account number.

Provided that the information on the application form on file with the Fund is still applicable, a shareholder may reopen an account without filing a new Fund application at any time during the year the shareholder’s account is closed or during the following calendar year.

:	Redemption of Shares

A redemption is effected immediately following, and at a price determined in accordance with, the next determination of net asset value per share of each Portfolio following receipt by the Fund’s transfer agent of the redemption order (and any supporting documentation that the Fund’s transfer agent may require). Normally, payment for redeemed shares is made on the same Fund Business Day the redemption is effected, if the redemption proceeds are paid by wire (on the next Fund Business Day if paid by check). However, redemption payments will not be paid out unless the check (including a certified or cashier’s check) used for investment has been cleared for payment by the investor’s bank, which could take up to 15 days after investment. Shares redeemed are not entitled to participate in dividends declared on the day a redemption becomes effective.

A shareholder’s original Fund application permits the shareholder to redeem by written request and to elect one or more of the additional redemption procedures described below. A shareholder may only change the instructions indicated on his original Fund application by transmitting a written direction to the Fund’s transfer agent. Requests to institute or change any of the additional redemption procedures will require a signature guarantee.

When a signature guarantee is called for, the shareholder should have “Signature Guaranteed”

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stamped under his signature. It should be signed and guaranteed by an eligible guarantor institution which includes a domestic bank, a domestic savings and loan institution, a domestic credit union, a member bank of the Federal Reserve System or a member firm of a national securities exchange, pursuant to the Fund’s transfer agent’s standards and procedures.

WRITTEN REQUESTS

Shareholders may make a redemption in any amount by sending a written request to the Fund addressed to:

Pinnacle Shares of Daily Income Fund

c/o Mutual Securities, Inc.

P.O. Box 2864

Camarillo, CA 93011

All written requests for redemption must be signed by the shareholder, in each case with signature guaranteed, unless otherwise indicated on the Fund application or in a subsequent written authorization.

Normally the redemption proceeds are paid by check and mailed to the shareholder at the address of record.

TELEPHONE

The Fund accepts telephone requests for redemption from shareholders who elect this option on their Fund application. The proceeds of a telephone redemption may be sent to the shareholder at their address of record or, if in excess of $1,000, to their bank accounts, both as set forth in the Fund application or in a subsequent signature guaranteed written authorization. The Fund may accept telephone redemption instructions from any person with respect to accounts of shareholders who elect this service and thus such shareholders risk possible loss of principal and interest in the event of a telephone redemption not authorized by them. Telephone requests to wire redemption proceeds must be for amounts in excess of $10,000. The Fund will employ reasonable procedures to confirm that telephone redemption instructions are genuine, and will require that shareholders electing such option provide a form of personal identification at the time of such redemption request. Failure by the Fund to employ such reasonable procedures may cause the Fund to be liable for the losses incurred by investors due to unauthorized or fraudulent telephone redemptions.

A shareholder making a telephone withdrawal should call the Fund at (805) 764-6730 or toll free at (800) 750-7862, and state: (i) the name of the shareholder appearing on the Fund’s records, (ii) the shareholder’s account number with the Fund, (iii) the amount to be withdrawn, (iv) whether such amount is to be forwarded to the shareholder’s designated bank account or address, and (v) the name and phone number of the person requesting the redemption. Usually the proceeds are sent to the designated bank account or address on the same Fund Business Day the redemption is effected, if the redemption proceeds are being paid by wire (on the next Fund Business Day if paid by check). The Fund may modify or discontinue the telephone redemption option at any time and will notify shareholders accordingly.

GENERALLY

There is no redemption charge, no minimum period of investment, no minimum amount for a redemption, and no restriction on frequency of withdrawals. Proceeds of redemptions are paid by check. Unless other instructions are given in proper form to the Fund’s transfer agent, a check for the proceeds of a redemption will be sent to the shareholder’s address of record. If a shareholder elects to redeem all of his shares, of a Portfolio all dividends accrued to the date of such redemption will be paid to the shareholder along with the proceeds of the redemption. A redemption of shares may result in taxable income to the shareholder.

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The right of redemption generally may not be suspended or the date of payment upon redemption postponed for more than seven days after the shares are tendered for redemption, except for (i) any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), (ii) any period during which the SEC determines that trading thereon is restricted, (iii) any period during which an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its portfolio securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, (iv) such other period as the SEC may by order permit for the protection of the shareholders of the Fund, or (v) a situation where the Fund needs to rely on Rule 22e-3 under the 1940 Act in order to facilitate an orderly liquidation of the Fund.

The Fund and its agents reserve the right to “freeze” or “block” (that is, disallow any further purchases or redemptions from any account) or suspend account services in certain instances as permitted or required by applicable laws and regulations, including applicable anti-money laundering regulations. Examples of such instances include, but are not limited to, (i) where an accountholder appears on the list of “blocked” entities and individuals maintained pursuant to OFAC (Office of Foreign Assets Control) regulations, (ii) where the Fund or its agents detect suspicious activity or suspect fraudulent or illegal activity, or (iii) when notice has been received by the Fund or its agents that there is a dispute between the registered or beneficial account owners.

The Fund reserves the right to redeem the shares of any shareholder if the net asset value of all the remaining shares in the shareholder’s or its Participating Organization’s account after a withdrawal is less than $250,000. Written notice of a proposed mandatory redemption will be given at least 30 days in advance to any shareholder whose account is to be redeemed or the Fund may impose a monthly service charge of $10 on such accounts. For Participant Investor accounts, notice of a proposed mandatory redemption will be given only to the appropriate Participating Organization. The Participating Organization will be responsible for notifying the Participant Investor of the proposed mandatory redemption. During the notice period a shareholder or Participating Organization who receives such a notice may avoid mandatory redemption by purchasing sufficient additional shares to increase his total net asset value to the minimum amount. Shareholders who purchase shares under these circumstances are not subject to the normal $10,000 minimum for subsequent purchases.

In addition, in accordance with applicable customer identification regulations, the Fund reserves the right to redeem the shares of any shareholder and close the shareholder’s account if the Fund and its agents are unable to verify the shareholder’s identity within a reasonable time after the shareholder’s account is opened. If the Fund closes a shareholder’s account in this manner, the shares will be valued in accordance with the net asset value next calculated after the Fund decides to close the account.

:	Redemption In-Kind

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its net asset value. This process minimizes the effect of large redemptions on each Portfolio and their remaining shareholders.

:	Dividends and Distributions

The Fund declares dividends equal to all its net investment income (excluding capital gains and

23

losses, if any, and amortization of market discount) on each Fund Business Day and pays dividends monthly. There is no fixed dividend rate. In computing these dividends, interest earned and expenses are accrued daily.

Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund’s fiscal year.

All dividends and distributions of capital gains are automatically invested, at no charge, in additional Fund shares of the same Class of shares immediately upon payment thereof unless a shareholder has elected by written notice to the Fund to receive either of such distributions in cash. The reinvestment of capital gains or any taxable dividends does not avoid a taxable event to the shareholder. See “Tax Consequences.”

Election to receive dividends and distributions in cash or shares is made at the time shares are subscribed for and may be changed by notifying the Fund in writing at any time prior to the record date for a particular dividend or distribution. If the shareholder makes no election, the Fund will make the distribution in shares. There is no sales or other charge in connection with the reinvestment of dividends and capital gains distributions.

While it is the intention of the Fund to distribute to its shareholders substantially all of each fiscal year’s net income and net realized capital gains, if any, the amount and time of any such dividend or distribution must necessarily depend upon the realization by the Fund of income and capital gains from investments. Except as described herein, each Portfolio’s net investment income (excluding capital gains, if any) will be declared as a dividend on each Fund Business Day. The Fund declares dividends for Saturdays, Sundays and holidays on the previous Fund Business Day. The Fund pays dividends monthly after the close of business on the last calendar day of each month or after the close of business on the previous Fund Business Day if the last calendar day of each month is not a Fund Business Day. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or realize any capital gains.

Because the Pinnacle Shares do not bear a service fee under the Fund’s 12b-1 Plan, the net income of and the dividends payable to this share class may be higher than the net income of and dividends payable to certain other share classes of the Fund. Dividends paid to each Class of shares of each Portfolio of the Fund will, however, be declared on the same days at the same times and, except as noted with respect to the service fees payable under the Fund’s 12b-1 Plan, will be determined in the same manner and paid in the same amounts.

:	Frequent Trading

The Reich & Tang family of funds discourages short-term or excessive trading (“frequent trading”) of their shares by shareholders (including by means of exchanges) and maintains procedures reasonably designed to detect and deter such frequent trading, except with respect to the money market funds as discussed below. Frequent trading is sometimes referred to as market timing. Market timing may take many forms but commonly refers to arbitrage activity involving the frequent buying and selling of mutual fund shares in order to take advantage of the fact that there may be a lag between a change in the value of a mutual fund’s portfolio securities and the reflection of that change in the fund’s share price. Frequent trading may dilute the value of fund shares held by long-term shareholders. Frequent trading may also interfere with the efficient management of a fund’s portfolio, as it may result in a fund maintaining higher cash balances than it otherwise would (which would result in reduced yields for money market funds) or cause a fund to sell portfolio securities at a time it

24

otherwise would not. Frequent trading may further result in increased portfolio transaction (or brokerage) costs, administrative and other operating costs and may cause a fund to realize taxable capital gains or harvest capital losses at a time that it otherwise would not. For these reasons, frequent trading poses the risk of lower returns for long-term shareholders of a fund. There is no guarantee that these policies and procedures will be effective in detecting and preventing frequent trading in whole or in part.

Money market funds are not effective vehicles for market timing activity since these types of funds seek to maintain a constant net asset value of $1.00 per share. In addition, the risks of frequent trading are not generally applicable to money market funds because money market funds are created as cash management vehicles which accommodate frequent inflows and outflows of cash. As a result, money market funds are managed to accommodate such cash flows, particularly when used as sweep vehicles, which generally eliminates the potential for disruptive trading.

Nonetheless, as indicated under “Pricing of Fund Shares” the Fund reserves the right to reject any purchase order for its shares for any reason and thus may exercise such right in the event it determines that a purchase order is disruptive to the Fund’s management or otherwise. The Fund’s procedures with respect to frequent purchases and redemptions of Fund shares by shareholders are thus limited to the Fund exercising its right to reject purchase orders it determines in its discretion to be disruptive. The Fund may change its policies relating to frequent trading at any time without prior notice to shareholders.

:	Tax Consequences

The Fund intends to continue to qualify for the income tax treatment applicable to a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), for each Portfolio. To qualify as a regulated investment company, each Portfolio must meet certain tests concerning its investments and distributions. For each year a Portfolio qualifies as a regulated investment company, the Portfolio will not be subject to federal income tax on its investment company taxable income (which generally consists of ordinary income, including taxable interest, and realized net short-term capital gains in excess of realized net long-term capital losses, if any) and net long-term capital gains distributed to its shareholders in the form of dividends or capital gain distributions. Additionally, each Portfolio will not be subject to a federal excise tax if the Portfolio distributes each year at least 98% of its ordinary income and 98.2% of its capital gain net income to its shareholders and any undistributed and untaxed amounts from prior years.

Dividends of investment company taxable income are taxable to the recipient shareholders as ordinary income. The Fund expects that as a result of its investment objectives, distributions will (i) consist primarily of ordinary income, (ii) in the case of corporate shareholders, not be eligible for the dividends received deduction, and (iii) in the case of individual shareholders, not be eligible for the reduced tax rate currently applicable to certain qualified dividend income. Dividends and distributions are treated in the same manner for federal income tax purposes whether the shareholders receive cash or additional shares. A shareholder who elects to reinvest in additional shares will be treated for tax purposes as if it had received and reinvested the cash dividend.

A shareholder’s initial tax basis for its shares in the Fund will be its cost of the shares, including any fees or expenses. The sale of shares in the Fund will be the taxable disposition of an asset, with gain or loss recognized in an amount equal to the difference

25

between the shareholder’s adjusted tax basis for the shares and the proceeds received on the sale. Gain or loss generally will be treated as capital gain or loss if the shares in the Fund are held as capital assets. Such capital gain or loss will be long-term if the shareholder has held the shares in the Fund for more than one year, and, for individual shareholders, may qualify for the maximum capital gain tax rate of 15% (for taxable years beginning before January 1, 2013) rather than the tax rate applicable to ordinary income. The exchange of shares of one Portfolio for shares of another Portfolio, if available, will also be treated as a taxable disposition of the shares exchanged, on which gain or loss will be recognized. In either case, loss recognition may be affected by the loss disallowance rules of the Code, subject to certain exceptions.

The Fund is required by federal law to withhold 28% of reportable payments as backup withholding (which may include dividends, capital gain distributions and redemptions) paid to shareholders who have not complied with Code requirements regarding the supplying of their taxpayer identification number and the reporting of income. In connection with this withholding requirement, a shareholder will be asked to certify on its application that the social security or tax identification number provided is correct and that the shareholder is not subject to backup withholding for various reasons including previous underreporting to the IRS.

Distributions from the U.S. Treasury Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof, may be exempt from state and local taxes in certain states. Investors should consult their own tax advisors regarding specific questions as to federal, state or local taxes. Additional tax information is provided in the Statement of Additional Information.

Distribution Arrangements

:	Rule 12b-1 Fees

Investors do not pay a sales charge to purchase Pinnacle Shares of the Fund. The Fund’s Board of Trustees has adopted a Rule 12b-1 distribution and service plan (the “Plan”) and, pursuant to the Plan, the Fund and the Distributor have entered into a Distribution Agreement, with respect to the Pinnacle Class shares. There are no fees chargeable to the Pinnacle Class shares under the Plan.

Under the Distribution Agreement, the Distributor serves as distributor of the Pinnacle Class shares and, for nominal consideration (i.e., $1.00) and as agent for the Fund, the Distributor will solicit orders for the purchase of the Fund’s shares, provided that any orders will not be binding on the Fund until accepted by the Fund as principal.

The Plan provides that the Fund will pay for preparing, printing and delivering the Fund’s Prospectus to existing shareholders of the Fund and preparing and printing Fund applications for shareholder accounts.

The Plan provides that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits to pay the cost of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other persons in connection with the distribution of the Fund’s shares.

26

The Manager or an affiliate may, from time to time, at its expense and out of its own resources make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Fund. These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales. Revenue sharing payments may be made to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services. The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates. The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another. Please speak with your Participating Organization to learn more about payments made to them by the Distributor or its affiliates. Additional information regarding these payments can be found in the Fund’s Statement of Additional Information. In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Manager or an affiliate out of its own resources.

27

Financial Highlights

These financial highlights tables are intended to help you understand the Pinnacle Class shares’ financial performance for the past five years. Certain information reflects financial results for a single Pinnacle Class share. The total returns in the table represent the rate that an investor would have earned on an investment in the Pinnacle Shares (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund’s financial statements audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

	MONEY MARKET PORTFOLIO
: Pinnacle Shares	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.001	0.003	0.024	0.048	0.051
Net realized and unrealized gain (loss) on investments	0.000	0.000	0.000	0.000	0.000

Total from investment operations	0.001	0.003	0.024	0.048	0.051
Less distributions from:
Dividends from net investment income	(0.001)	(0.003)	(0.024)	(0.048)	(0.051)
Net realized gain on investment	—	—	(0.000)	(0.000)	(0.000)

Total distributions	(0.001)	(0.003)	(0.024)	(0.048)	(0.051)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.11%	0.29%	2.46%	4.91%	5.19%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$205,940	$200,368	$202,946	$178,213	$171,028
Ratio to average net assets:
Net investment income	0.11%	0.29%	2.40%	4.79%	5.08%
Expenses (net of fees waived) (a)	0.25%	0.25%	0.23%	0.02%	0.20%
Management and administration fees waived	0.00%	0.01%	0.06%	0.02%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.00%	0.01%	0.01%	0.01%	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

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Financial Highlights (continued)

	U.S. TREASURY PORTFOLIO
: Pinnacle Shares	Years Ended March 31,
	2011	2010	2009	2008	2007
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.000	0.001	0.010	0.041	0.049
Net realized and unrealized gain (loss) on investments	0.000	—	—	—	—

Total from investment operations	0.000	0.001	0.010	0.041	0.049
Less distributions from:
Dividends from net investment income	(0.000)	(0.001)	(0.010)	(0.041)	(0.049)
Net realized gain on investment	(0.000)	—	—	—	—

Total distributions	(0.000)	(0.001)	(0.010)	(0.041)	(0.049)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%	0.07%	0.97%	4.18%	5.02%

RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$16,688	$44,349	$75,646	$70,632	$39,628
Ratio to average net assets:
Net investment income	0.00%	0.08%	0.92%	3.89%	4.93%
Expenses (net of fees waived) (a)	0.22%	0.21%	0.23%	0.20%	0.20%
Management and administration fees waived	0.03%	0.06%	0.03%	0.03%	0.03%
Shareholder servicing and distribution fees waived	—	—	—	—	—
Transfer agency fees waived	0.02%	0.01%	—	—	—
Expenses paid indirectly	—	—	0.00%	0.00%	0.00%

(a)	Includes expenses paid indirectly, if applicable.

29

Protecting Your Privacy at Reich & Tang

This policy applies to Reich & Tang Asset Management, LLC (“RTAM”), its subsidiaries Reich & Tang Distributors, Inc.(“RTD”) and Reich & Tang Services, Inc. (“RTS”), RTS affiliate Reich & Tang Deposit Solutions, LLC (“RTDS”) and RTDS subsidiaries Stable Custody Group LLC, and Stable Custody Group II, LLC (collectively “Reich & Tang”), along with all mutual funds or other funds managed or advised by Reich & Tang Asset Management, LLC.

:	Who is Covered by Our Privacy Policy

This Privacy Policy applies to all current and former Reich & Tang customers. New customers receive our Privacy Policy when an account is opened and annually thereafter. You will be notified of any major change to the Privacy Policy.

:	Protecting Customer Information

Keeping your personal information secure is important to us at Reich & Tang. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information. All personal information provided by our customers is used exclusively to administer our business and related services in a manner consistent with all applicable laws and regulations. It is kept confidential and not sold to third parties for use in marketing or solicitation. We maintain your personal information according to strict confidentiality and security standards.

:	Types of Information We Collect from Our Customers

•	Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number, tax identification number and income).

•	Information about your account, account transactions (e.g., account number, history, use of online products and services) and other transactions with Reich & Tang.

•	Information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•

If you visit our website, we use software to collect anonymous data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to the Disclosure section found on our website at www.reichandtang.com for more information.

:	Use of Information

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We limit the collection and use of personal information to what is necessary to administer our business. We may disclose personal information as required by law, and where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request.

In order to service your account and effect your transactions, we provide your nonpublic personal information to our affiliates and to third-party service providers to effect or process transactions for you or to assist us in servicing your account. We may also disclose nonpublic personal information about you to other service providers who agree to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for Reich & Tang, such as printing statements, checks, etc.

We do not otherwise provide nonpublic personal information about you to outside firms, organizations or individuals except as permitted by law. We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your personal information.

:	Questions

If you have any questions, please call our Client Services Department at 800-433-1918 between the hours of 8:30a.m. and 5:00p.m. Eastern Time, send a letter to Reich & Tang, Attn: Client Services, 1411 Broadway, 28th Floor, New York, NY 10018-3450, or Email: info@rnt.com.

THIS PAGE IS NOT PART OF THE PRECEDING FUND PROSPECTUS

PN-1

                                    [GRAPHIC]

Pinnacle Class of Shares

A Statement of Additional Information (SAI) dated July 29, 2011, includes additional information about the Fund and its investments and is incorporated by reference into this Prospectus. Further information about Fund investments is available in the annual and semi-annual shareholder reports. You may obtain the SAI, the annual and semi-annual reports without charge by calling the Fund toll free at (800) 750-7862. You may also obtain the SAI and the annual and semi-annual reports without charge by visiting the Fund’s website at http://hosted.rightprospectus.com/RNT/Pinnacle. To request other information about the Fund, call your financial intermediary or the Fund.

A current SAI has been filed with the Securities and Exchange Commission. Information about the Fund (including the SAI) is also available from the Public Reference Room of the Securities and Exchange Commission. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. Fund reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act No. 811-8312

Distributed by:	Mutual Securities, Inc. P.O. Box 2864 Camarillo, CA 93011

PINMM-23380W655-P0711

PINTR-23380W648-P0711

DAILY INCOME FUND

DAILY INCOME FUND	1411 Broadway, New York, NY 10018 (212) 830-5345 (800) 433-1918 (Toll Free)
STATEMENT OF ADDITIONAL INFORMATION
JULY 29, 2011
MONEY MARKET PORTFOLIO, U.S TREASURY PORTFOLIO, U.S. GOVERNMENT PORTFOLIO and MUNICIPAL PORTFOLIO RELATING TO THE PROSPECTUSES FOR THE FOLLOWING SHARE CLASSES:

	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional Class Shares (“Institutional Shares”)	IMBXX	ITBXX	No ticker symbol	No ticker symbol
Institutional Service Class Shares (“Institutional Service Shares”)	IMAXX	IDAXX	No ticker symbol	No ticker symbol
Investor Class Shares (“Investor Shares”)	DNVXX	DUVXX	No ticker symbol	No ticker symbol
Investor Service Class Shares (“Investor Service Shares”)	DSMXX	DRIXX	No ticker symbol	DSIXX
Retail Class Shares (“Retail Shares”)	DRTXX	No ticker symbol	DREXX	DMTXX
Pinnacle Class Shares (“Pinnacle Shares”)	No ticker symbol	No ticker symbol	Not Offered	Not Offered
Advantage Primary Liquidity Fund Shares (“Advantage Primary Liquidity Shares”)	ADLXX	Not Offered	Not Offered	Not Offered
Advantage Government Liquidity Fund Shares (“Advantage Government Liquidity Shares”)	Not Offered	Not Offered	ADGXX	Not Offered
Advantage Municipal Liquidity Fund Shares (“Advantage Municipal Liquidity Shares”)	Not Offered	Not Offered	Not Offered	ADMXX
moneymarket Xpress Fund Shares (“Xpress Shares”)	No ticker symbol	Not Offered	Not Offered	Not Offered

EACH DATED JULY 29, 2011

This Statement of Additional Information (SAI) is not a Prospectus.  The SAI expands upon and supplements the information contained in the current Prospectuses of the Daily Income Fund (the “Fund”) listed above, and should be read in conjunction with each Prospectus. The Fund offers one other portfolio, which is offered in a separate prospectus and statement of additional information.

A Prospectus for the Institutional Shares, Institutional Service Shares, Investor Shares, Investor Service Shares and Retail Shares may be obtained from any Participating Organization or by writing or calling the Fund toll free at (800) 433-1918.

If you wish to invest in the Pinnacle Shares of the Fund you should obtain a Prospectus by writing to Pinnacle Shares of Daily Income Fund, c/o Mutual Securities, Inc., P.O. Box 2864, Camarillo, CA 91376 or calling toll free at (800) 750-7862.

If you wish to invest in the Advantage Primary Liquidity Shares, Advantage Government Liquidity Shares and Advantage Municipal Liquidity Shares ( collectively the “Advantage Shares”) of the Fund you should obtain a Prospectus by writing to Oppenheimer & Co. Inc., 125 Broad Street, New York, NY 10004 or calling toll free at (800) 433-1918.

If you wish to invest in the Xpress Shares of the Fund you should obtain a Prospectus by writing to optionsXpress, Inc. or brokersXpress, LLC, 311 W. Monroe – Suite 1000, Chicago, Illinois 60606-4661 or calling toll free at (888) 280-8020 (optionsXpress, Inc.) or (888) 280-7030 (brokersXpress, LLC).

The audited Financial Statements of the Fund have been incorporated by reference into the SAI from the Fund’s Annual Report.  The Annual Report is available, without charge, upon request by calling the toll free number provided.  The material relating to the purchase, redemption and pricing of shares has been incorporated by reference into the SAI from the Fund’s Prospectuses.

This SAI is incorporated by reference into each Prospectus in its entirety.

I. FUND HISTORY	1

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS	1

III. MANAGEMENT OF THE FUND	14

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	23

V. INVESTMENT ADVISORY AND OTHER SERVICES	28

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES	39

VII. CAPITAL STOCK AND OTHER SECURITIES	39

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES	40

IX. TAXATION OF THE FUND	41

X. UNDERWRITERS	42

XI. FINANCIAL STATEMENTS	43

DESCRIPTION OF RATINGS*	44

I. FUND HISTORY

The Fund was formed on January 20, 1994, in the Commonwealth of Massachusetts.

II. DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund is a diversified, open-end management investment company consisting of four managed portfolios of money market instruments (the “Portfolios”).  The investment objective of the Fund’s Portfolios is to seek as high a level of current income (or tax-exempt current income for the Municipal Portfolio) to the extent consistent with preservation of capital and maintenance of liquidity.  The Portfolios were designed to meet the short-term investment needs of corporate and institutional investors.  There can be no assurance that the Portfolios will achieve their investment objectives.

The following discussion expands upon the description of the Fund’s investment objectives and policies in each of the Prospectuses.

The Money Market Portfolio may only purchase high quality money market instruments and the Municipal Portfolio may only purchase high quality tax-exempt money market instruments (“Municipal Securities”) that have been determined by Reich & Tang Asset Management, LLC (the “Manager”) to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition so that the Portfolios are able to employ the amortized cost method of valuation. The term First Tier Eligible Securities means:  (i) securities which have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations (“NRSROs”) or in such category by the only NRSRO that has rated the Securities (collectively, the “Requisite NRSROs”); (ii) a security that has a remaining maturity of 397 days or less and is an unrated security that is determined by the Manager to be of comparable quality; (iii) a security otherwise meeting the requirements set forth in clauses (i) or (ii) and having a Guarantee as such term is defined in Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), which has received a rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (iv) a security issued by a registered investment company that is a money market fund; or (v) a government security.  Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the three highest long-term categories.  A determination of comparability by the Manager is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities.  While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”).  The two highest ratings are “AAA” and “AA” by S&P or “Aaa” and “Aa1” by Moody’s in the case of long term bonds; “SP-1” and “SP-2” by S&P, or “MIG-1” and “MIG-2” by Moody’s in the case of notes; and “A1+” and “A1” by S&P, or “Prime-1” and “Prime-2” by Moody’s in the case of commercial paper.  The highest rating in the case of variable and floating demand notes is “VMIG-1” by Moody’s or “A1+” by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

The U.S. Treasury Portfolio seeks to achieve its objectives by investing only in U.S. Treasury obligations and other obligations that are issued or guaranteed by the U.S. Government which have effective maturities of 397 days or less that enable it to employ the amortized cost method of valuation.  Under normal circumstances the Portfolio will invest all of its net assets, plus borrowings for investment purposes, in obligations issued or guaranteed by the U.S. Treasury although the exact amount may vary from time to time.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

The U.S. Government Portfolio seeks to achieve its objectives by, under normal market circumstances, investing at least 80% of its net assets in short-term marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, (“Government Securities”) with maturities of 397 days or less, and repurchase agreements which are collateralized by the foregoing securities.  The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

All investments purchased by the Fund will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Fund portfolio (on a dollar-weighted basis) will be 60 days or

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less. The maturities of variable rate demand instruments held in the Fund’s portfolio will be deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount of the instrument through demand, or the period remaining until the next interest rate adjustment, although the stated maturities may be in excess of 397 days.

The average life for all securities contained in each individual Portfolio of the Fund, on a dollar-weighted basis, and considered as a whole, will be 120 days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Fund to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

With respect to the Money Market Portfolio, the U.S. Treasury Portfolio and the U.S. Government Portfolio, the Portfolios will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 10% of their respective total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolios will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolios would have invested less than 30% of their respective total assets in Weekly Liquid Assets.  As defined in Rule 2a-7 under the 1940 Act, currently, Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolios may maintain a higher percentage of their respective total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

Subsequent to its purchase by the Fund, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. If this occurs, the Manager shall promptly reassess whether the security presents minimal credit risks and shall cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders.  However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager’s actions.

In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any Demand Feature or Guarantee, the Fund will dispose of the security absent a determination by the Fund’s Board of Trustees that disposal of the security would not be in the best interests of the Fund.  Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise.  In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Fund’s total assets, the Fund shall promptly notify the Securities and Exchange Commission (“SEC”) of such fact and of the actions that the Fund intends to take in response to the situation.

Each Portfolio shall invest not more than 5% of its total assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities.  With respect to 75% of its total assets, each Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

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Recent Regulatory Developments

On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) into law.  The new law significantly impacts the financial services industry including the regulation and operation of depository institutions and their holding companies as, among other things, the Dodd-Frank Act: 1) creates the Bureau of Consumer Financial Protection, a new independent consumer watchdog agency housed within the Federal Reserve Board (“FRB”) with broad rulemaking authority to implement the consumer protection laws that apply to financial services providers and to prohibit “unfair, deceptive or abusive” acts or practices, 2) grants to the U.S. Department of the Treasury, Federal Deposit Insurance Corporation and the FRB broad new powers to seize, close and wind down “too big to fail” financial (including non-bank) institutions in an orderly fashion, 3) establishes a new Financial Stability Oversight Council, charged with identifying and responding to emerging risks throughout the financial system, composed primarily of federal financial services regulators and chaired by the Secretary of the Treasury Department, 4) restructures the federal regulatory jurisdiction over depository institutions and their holding companies, and abolishes the Office of Thrift Supervision, 5) adopts new federal oversight of the insurance industry, 6) adopts new standards and rules for the mortgage industry, 7) adopts new bank, thrift and holding company regulation, 8) adopts new federal regulation of the derivatives market, 9) adopts the so-called Volcker Rule, substantially restricting proprietary trading by depository institutions and their holding companies, 10)  imposes requirements for “funeral plans” by large, complex financial companies, 11) establishes new regulation of the securitization market through “skin in the game” and enhanced disclosure requirements, 12) establishes new regulation of interchange fees, 13) establishes new and enhanced compensation and corporate governance oversight for the financial services industry, 14) provides enhanced oversight of municipal securities, 15) provides a specific framework for payment, clearing and settlement regulation, 16) adopts new federal hedge fund regulation, 17) adopts new fiduciary duties and regulation of broker dealers, investment companies and investment advisors, 18) tasks the federal banking agencies with adopting new and enhanced capital standards for all depository institutions, 19) significantly narrows the scope of federal preemption for national banks and federal thrifts, and 20) places a moratorium on ownership of industrial loan banks by non-financial companies.

Investments in bank paper may not yield expected returns as the full impact of the Dodd-Frank Act on the banking industry is currently unknown given that much of the details and substance of the new laws will be determined through agency rulemaking.  The Dodd-Frank Act is comprehensive financial reform legislation enacted on July 21, 2010 that significantly impacts the regulation of depository institutions and their holding companies.  Uncertainty exists at this time with respect to the full impact and compliance burden of the Dodd-Frank Act on the operations and profitability of depository institutions and their holding companies, as the Dodd-Frank Act delegates to various federal agencies the task of implementing its many provisions through regulation, ensuring that federal rules and policies governing U.S. banking institutions will be further developing for years to come.  Based on the provisions of the Dodd-Frank Act and anticipated implementing regulations, it is highly likely that depository institutions and their holding companies will be subject to significantly increased regulation and compliance obligations.  Accordingly, investments in bank paper may not yield expected returns as implementation of the Dodd-Frank Act through agency rulemaking and other guidance may significantly curtail the operations and profitability of depository institutions and their holding companies.

Foreign Securities

The Money Market Portfolio may invest in certain foreign securities.  Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers.  There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.  Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States.  Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Money Market Portfolio by domestic companies.  Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on

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 income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

Repurchase Agreements

All Portfolios may invest in repurchase agreements.  Investments by the Fund in repurchase agreements are made in accordance with procedures established by the Fund providing that the securities serving as collateral for each repurchase agreement are delivered to the Fund’s custodian either physically or in book entry form and that the collateral is marked to the market with sufficient frequency to ensure that each repurchase agreement is fully collateralized at all times.

A buyer of a repurchase agreement runs the risk of loss with respect to its investment in the event of a default by the issuer if, at the time of default, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement.  Were a default to occur, the Fund would look to the collateral securing the repurchase agreement to recover its entire investment.  In the event that a vendor defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price.  If the vendor becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses in selling the collateral.

The U.S. Treasury Portfolio may only enter into repurchase agreements which are collateralized by obligations issued or guaranteed by the U.S. Government.  All Portfolios may enter into repurchase agreements only with member banks of the Federal Reserve System, and “primary dealers” (as designated by the Federal Reserve Bank of New York) in United States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy.  Although the securities subject to the repurchase agreement might bear maturities exceeding 397 days, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time.  The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the security, and will not be related to the coupon rate of the purchased security.  At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.  Each Portfolio may engage in a repurchase agreement with respect to any security in which that Portfolio is authorized to invest, even though the underlying security may mature in more than one year.  The collateral securing the seller’s obligation must be of a credit quality at least equal to the Portfolio’s investment criteria for Portfolio securities and will be held by the Portfolio’s custodian or in the Federal Reserve Book Entry System.

Each Portfolio may invest no more than 5% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days.  See “Investment Restrictions” herein.  A Portfolio may, however, enter into “continuing contract” or “open” repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

In the view of the management of the Fund, the restrictions and procedures described above which govern the Fund’s investments in repurchase agreements substantially minimize the Fund’s risk of losses in making those investments.  Repurchase agreements may be considered to be loans under the 1940 Act.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price and date.  The U.S. Treasury Portfolio and U.S. Government Portfolio are permitted to enter into reverse repurchase agreements for liquidity purposes or when they are able to purchase other securities which will produce more income than the cost of the agreement.  Each Portfolio that is permitted to enter into reverse repurchase agreements may do so only with member banks of the Federal Reserve System, and “primary dealers” (as designated by the Federal Reserve Bank of New York) in United

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 States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy.  When engaging in reverse repurchase transactions, the Fund will maintain, in a segregated account with its custodian, securities equal in value to those subject to the agreement.  These agreements are considered to be borrowings and therefore are included in the asset restriction contained under “Investment Restrictions” relating to borrowings which allows a Portfolio to borrow money from banks for extraordinary or emergency purposes and to engage in reverse repurchase agreements provided that such in the aggregate do not exceed one-third of the value of the total assets of that Portfolio less its liabilities.  Any Portfolio that utilizes reverse repurchase agreements to this extent may be considered to be leveraging its portfolio; however, since the Portfolios are required to maintain segregated accounts to cover their positions on these reverse repurchase agreements, the risks inherent in this leveraging technique are minimized.

The Portfolio could experience delays in recovering securities in the event of the bankruptcy of the other party to a reverse repurchase agreement and could experience a loss to the extent that the value of the securities may have decreased in the meantime.

Variable Rate Demand Instruments

The Money Market Portfolio and Municipal Portfolio may purchase variable rate demand instruments. Variable rate demand instruments that the Portfolios will purchase are tax exempt Municipal Securities or taxable (variable amount master demand notes) debt obligations that provide for a periodic adjustment in the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal balance plus accrued interest at specified intervals upon a specified number of days’ notice either from the issuer or by drawing on a bank letter of credit, guarantee, insurance or other credit facility issued with respect to such instrument.

The variable rate demand instruments in which the Portfolios may invest are payable on not more than thirty calendar days’ notice either on demand or at specified intervals not exceeding one year depending upon the terms of the instrument.  The terms of the instruments provide that interest rates are adjustable at intervals ranging from daily to up to one year and their adjustments are based upon an appropriate interest rate adjustment index as provided in the respective instruments or a negotiated market rate.  The Fund will decide which variable rate demand instruments it will purchase in accordance with procedures prescribed by its Board of Trustees to minimize credit risks.  A Portfolio utilizing the amortized cost method of valuation may only purchase variable rate demand instruments if (i) the instrument is subject to an unconditional demand feature, exercisable by the Portfolio in the event of default in the payment of principal or interest on the underlying securities, which itself qualifies as a First Tier Eligible Security or (ii) the instrument is not subject to an unconditional demand feature but does qualify as a First Tier Eligible Security and has a long-term rating by the Requisite NRSROs in one of the two highest rating categories or, if unrated, is determined to be of comparable quality by the Fund’s Manager.  If an instrument is ever deemed to be of less than high quality, the Portfolio either will sell in the market or exercise the demand feature.

The variable rate demand instruments in which the Portfolios may invest include participation certificates purchased by the Portfolios from banks, insurance companies or other financial institutions in fixed or variable rate, tax-exempt Municipal Securities (expected to be concentrated in IRBs) or taxable debt obligations (variable amount master demand notes) owned by such institutions or affiliated organizations.  A participation certificate gives the Portfolios an undivided interest in the obligation in the proportion that the Portfolio’s participation interest bears to the total principal amount of the obligation and provides the demand repurchase feature described below.  Where the institution issuing the participation does not meet the Portfolio’s high quality standards, the participation is backed by an irrevocable letter of credit or guaranty of a bank (which may be a bank issuing a confirming letter of credit, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation or a bank serving as agent of the issuer with respect to the possible repurchase of the issue) or insurance policy of an insurance company that the Manager of the Fund has determined meets the prescribed quality standards for the Portfolio.  The Portfolio has the right to sell the participation certificate back to the institution and, where applicable, draw on the letter of credit, guarantee or insurance after no more than 30 days’ notice either on demand or at specified intervals not exceeding 397 days (depending on the terms of the participation), for all or any part of the full principal amount of the Portfolio’s participation interest in the security, plus accrued interest.  The Portfolios intend to exercise the demand only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Portfolio in order to make redemptions of the Portfolio shares, or (3) to maintain a high quality investment portfolio.  The institutions issuing the participation certificates

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will retain a service and letter of credit fee (where applicable) and a fee for providing the demand repurchase feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by the Portfolio.  The total fees generally range from 5% to 15% of the applicable “prime rate” or other interest rate index.  With respect to insurance, the Portfolios will attempt to have the issuer of the participation certificate bear the cost of the insurance, although the Portfolios retain the option to purchase insurance if necessary, in which case the cost of insurance will be an expense of the Portfolio subject to the expense limitation on investment company expenses prescribed by any state in which the Portfolio’s shares are qualified for sale.  The Manager has been instructed by the Fund’s Board of Trustees to continually monitor the pricing, quality and liquidity of the variable rate demand instruments held by the Portfolio, including the participation certificates, on the basis of published financial information and reports of the rating agencies and other bank analytical services to which the Portfolio may subscribe.  Although these instruments may be sold by the Portfolio, the Portfolio intends to hold them until maturity, except under the circumstances stated above.

While the value of the underlying variable rate demand instruments may change with changes in interest rates generally, the variable rate nature of the underlying variable rate demand instruments should minimize changes in value of the instruments.  Accordingly, as interest rates decrease or values of securities increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed income securities.  The Portfolios may contain variable rate demand instruments on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such variable rate demand instruments may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits.  Additionally, the Portfolios may contain variable rate demand participation certificates in fixed rate Municipal Securities and taxable debt obligations (the Portfolios will not acquire variable note demand participation certificates in fixed rate municipal securities without an opinion of counsel).  The fixed rate of interest on these obligations will be a ceiling on the variable rate of the participation certificate.  In the event that interest rates increased so that the variable rate exceeded the fixed rate on the obligations, the obligations could no longer be valued at par and this may cause the Portfolios to take corrective action, including the elimination of the instruments.  Because the adjustment of interest rates on the variable rate demand instruments is made in relation to movements of the applicable bank’s prime rate, or other interest rate adjustment index, the variable rate demand instruments are not comparable to long-term fixed rate securities. Accordingly, interest rates on the variable rate demand instruments may be higher or lower than current market rates for fixed rate obligations or obligations of comparable quality with similar maturities.

For purposes of determining whether a variable rate demand instrument held by a Portfolio matures within 397 days from the date of its acquisition, the maturity of the instrument will be deemed to be the longer of (1) the period required before the Portfolio is entitled to receive payment of the principal amount of the instrument or (2) the period remaining until the instrument’s next interest rate adjustment.  The maturity of a variable rate demand instrument will be determined in the same manner for purposes of computing the Portfolios’ dollar-weighted average portfolio maturity.  If a variable rate demand instrument ceases to meet the investment criteria of the Portfolio, it will be sold in the market or through exercise of the repurchase demand.

Loan Participation Interests

The Money Market Portfolio and the U.S. Government Portfolio may invest in loan participation interests.  A loan participation interest represents a pro rata undivided interest in an underlying bank loan.  Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan.  The purchaser of an interest, meaning the Money Market Portfolio or the U.S. Government Portfolio, generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests.  If the Money Market Portfolio or the U.S. Government Portfolio invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Manager to be liquid investments.  If the Money Market Portfolio or the U.S. Government Portfolio invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Manager to be illiquid investments and therefore subject to the Money Market Portfolio’s and U.S. Government Portfolio’s fundamental restriction limiting investments in illiquid securities to not more than 5% of net assets.

A loan is often administered by an agent bank acting as agent for all holders, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the

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borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of the Fund were determined to be subject to the claims of the agent bank’s general creditors, the Fund might incur certain costs and delays in realizing payment on a loan participation and could suffer a loss of principal and/or interest.

The Money Market Portfolio and U.S. Government Portfolio are diversified and limit the amount of their total assets that they will invest in any one issuer and the amount of their total assets that they will invest in issuers within the same industry (see “Investment Restrictions”).  For purposes of these limits, the Fund generally will treat the borrower as the “issuer” of indebtedness held by the Fund.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the borrower, the Fund will treat both the lending bank or other lending institution and the borrower as “issuers”.  Treating a financial intermediary as an issuer of indebtedness may restrict the Fund’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

When-Issued Securities

All Portfolios may purchase debt obligations offered on a “when-issued” or “delayed delivery” basis.  When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date.  Normally, the settlement date occurs within one month of the purchase of debt obligations; during the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser.  To the extent that assets of a Portfolio are not invested prior to the settlement of a purchase of securities, that Portfolio will earn no income; however, it is intended that each Portfolio will be fully invested to the extent practicable and subject to the policies stated above.  While when-issued securities may be sold prior to the settlement date, it is intended that each Portfolio will purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.  At the time the Portfolio makes the commitment to purchase a debt obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value.  The Fund does not believe that the net asset value or income of the Portfolios’ securities will be adversely affected by their purchase of debt obligations on a when-issued basis.  Each Portfolio will establish a segregated account in which it will maintain cash and marketable securities equal in value to commitments for when-issued securities.  Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

Participation Certificates

The Money Market Portfolio and Municipal Portfolio may purchase from banks participation certificates in all or part of specific holdings of municipal or other debt obligations (including corporate loans).  Where the institution issuing the participation certificates does not meet the Portfolio’s quality standards, the participation certificates may be backed by an irrevocable letter of credit or guarantee that the Manager has determined meets the prescribed quality standards of each Portfolio.  Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will.  Each Portfolio will have the right to sell the participation certificates back to the bank for the full principal amount of the Portfolio’s interest in the municipal or debt obligation plus accrued interest, but only (1) as required to provide liquidity to that Portfolio, (2) to maintain the quality standards of each Portfolio’s investment portfolio or (3) upon a default under the terms of the debt obligation.  The selling bank may receive a fee from a Portfolio in connection with the arrangement.  When purchasing bank participation certificates, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of the investment restrictions discussed below.

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Domestic Bank Obligations, Certificates of Deposit and Bankers’ Acceptances

The Money Market Portfolio and Municipal Portfolio may purchase certificates of deposit, time deposits, bankers’ acceptances, commercial paper and other obligations issued or guaranteed by the 50 largest banks in the United States.  For this purpose banks are ranked by total deposits as shown by their most recent annual financial statements.  The “other obligations” in which the Portfolios may invest include instruments (such as bankers’ acceptances, commercial paper and certificates of deposit) issued by United States subsidiaries of the 50 largest banks in the United States where the instruments are guaranteed as to principal and interest by such banks.  At the time the Portfolio invests in any certificate of deposit, bankers’ acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or, if unrated, be of comparable quality as determined by the Manager.  Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations.   Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.  The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny.  The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks.  Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.  Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate.  Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

Privately Placed Securities

The Money Market Portfolio and Municipal Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers.  Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the “Securities Act”) and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities.  The price these Portfolios pay for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market.  Accordingly, the valuation of privately placed securities by these Portfolios will reflect any limitations on their liquidity.  As a matter of policy, none of the Portfolios will invest more than 5% of the market value of the total assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.  The Portfolios may purchase securities that are not registered (“restricted securities”) under the Securities Act, but can be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act.  The Portfolios may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act (“4(2) Paper”).  However, each Portfolio will not invest more than 5% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund’s Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid).  The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper.  The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolios’ investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.  This investment practice could have the effect of increasing the level of illiquidity in the Portfolios to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Description of Municipal Obligations (Municipal Portfolio)

(1)
Municipal Bonds are debt obligations of states, cities, counties, municipalities and municipal agencies (all of which are generally referred to as “municipalities”) which generally have a maturity at the time of issue of one year or more and which are issued to raise funds for various public purposes such as construction

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        of a wide range of public facilities, to refund outstanding obligations and to obtain funds for institutions and facilities.

The two principal classifications of Municipal Bonds are “general obligation” and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of its full faith and credit and taxing power for the payment of principal and interest. Issuers of general obligation bonds include states, counties, cities, towns and other governmental units.  The principal of, and interest on, revenue bonds are payable from the income of specific projects or authorizations and generally are not supported by the issuer’s general power to levy taxes.  In some cases, revenues derived from specific taxes are pledged to support payments on a revenue bond.

In addition, certain kinds of “private activity bonds” are issued by or on behalf of public authorities to provide funding for various privately operated industrial facilities (hereinafter referred to as “industrial revenue bonds” or “IRBs”).  Interest on the IRBs is generally exempt, with certain exceptions, from federal income tax pursuant to Section 103(a) of the Code, provided the issuer and corporate obligor thereof continue to meet certain conditions.  (See “Taxation of the Fund” herein.)  IRBs are, in most cases, revenue bonds and do not generally constitute the pledge of the credit of the issuer of such bonds.  The payment of the principal and interest on IRBs usually depends solely on the ability of the user of the facilities financed by the bonds or other guarantor to meet its financial obligations and, in certain instances, the pledge of real and personal property as security for payment.  If there is not an established secondary market for the IRBs, the IRBs will be supported by letters of credit, guarantees, insurance or other credit facilities that meet the high quality criteria of the Municipal Portfolio stated in each Prospectus and provide a demand feature which may be exercised by the Portfolio to provide liquidity.  In accordance with the investment restrictions, the Municipal Portfolio is permitted to invest up to 5% of the portfolio in high quality, short-term Municipal Securities (including IRBs) that may not be readily marketable or have a liquidity feature.

(2)
The principal kinds of Municipal Notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes and grant anticipation notes.  Notes sold in anticipation of collection of taxes, a bond sale or receipt of other revenues are usually general obligations of the issuing municipality or agency.

(3)
Issues of Municipal Commercial Paper typically represent very short term, unsecured, negotiable promissory notes.  These obligations are often issued to meet seasonal working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long term debt.   In most cases, Municipal Commercial Paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions which may be called upon in the event of default by the issuer of the commercial paper.

(4)
Municipal Leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets.  Municipal Leases frequently have special risks not normally associated with general obligation or revenue bonds.  Leases and installment purchases or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt.  The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis.  These types of municipal leases may be considered illiquid and subject to the 5% limitation of investment in illiquid securities set forth under “Investment Restrictions” contained herein.  The Board of Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring the liquidity of municipal leases.  In making such determination, the Board and the Manager may consider such factors as the frequency of trades for the obligation, the number of dealers willing to purchase or sell the obligations and the number of other potential buyers and the nature of the marketplace for the obligations, including the time needed to dispose of the obligations and the method of soliciting offers.  If the Board or Manager determines that

9

         any municipal leases are illiquid, such leases will be subject to the 5% limitation on investments in illiquid securities.  The Board or Manager is also responsible for determining the credit quality of municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

(5)
The Fund expects that, on behalf of the Municipal Portfolio, it will not invest more than 25% of the Portfolio’s total assets in municipal obligations whose issuers are located in the same state or more than 25% of the Portfolio’s total assets in municipal obligations the security of which is derived from any one category. There could be economic, business or political developments which might affect all municipal obligations of a similar type.  However, the Fund believes that the most important consideration affecting risk is the quality of particular issues of municipal obligations rather than factors affecting all, or broad classes of, municipal obligations.

(6)
When the Municipal Portfolio purchases Municipal Securities it may also acquire stand-by commitments from banks and other financial institutions with respect to such Municipal Securities.  Under a stand-by commitment, a bank or broker-dealer agrees to purchase at the Portfolio’s option a specified Municipal Security at a specified price with same day settlement.  A stand-by commitment is the equivalent of a “put” option acquired by the Portfolio with respect to a particular Municipal Security held in its portfolio.

Stand-By Commitments

The amount payable to the Municipal Portfolio upon its exercise of a stand-by commitment normally would be (1) the acquisition cost of the Municipal Securities (excluding any accrued interest that the Portfolio paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Portfolio owned the security plus (2) all interest accrued on the security since the last interest payment date during the period the security was owned by the Portfolio.  Absent unusual circumstances relating to a change in market value, the Portfolio would value the underlying Municipal Security at amortized cost. Accordingly, the amount payable by a bank or dealer during the time a stand-by commitment is exercisable would be substantially the same as the market value of the underlying Municipal Security.

The Municipal Portfolio’s right to exercise a stand-by commitment would be unconditional and unqualified.  A stand-by commitment would not be transferable by the Portfolio, although it could sell the underlying Municipal Security to a third party at any time.

The Manager expects that stand-by commitments generally will be available without the payment of any direct or indirect consideration.  However, if necessary and advisable, the Portfolio may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the Portfolio would not exceed 1/2 of 1% of the value of the Portfolio’s total assets calculated immediately after each stand-by commitment was acquired.

The Municipal Portfolio would enter into stand-by commitments only with banks and other financial institutions that, in the Manager’s opinion, present minimal credit risks and where the issuer of the Municipal Obligation meets the investment criteria of the Municipal Portfolio.  The Municipal Portfolio’s reliance upon the credit of these banks and broker-dealers would be supported by the value of the underlying Municipal Securities held by the Portfolio that were subject to the commitment.

The Municipal Portfolio intends to acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes.  The purpose of this practice is to permit the Municipal Portfolio to be fully invested in securities the interest on which is exempt from federal income taxes while preserving the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the stand-by commitment.

The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying Municipal Securities which will continue to be valued in accordance with the amortized cost method.  Stand-by commitments acquired by the Municipal Portfolio would be valued at zero in determining net asset value.  In those cases in which the Portfolio paid directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment is held by the Portfolio.  Stand-by

10

commitments would not affect the dollar weighted average maturity of the Portfolio.  The maturity of a security subject to a stand-by commitment is longer than the stand-by repurchase date.

The stand-by commitments that the Municipal Portfolio may enter into are subject to certain risks, which include the ability of the issuer of the commitment to pay for the securities at the time the commitment is exercised, the fact that the commitment is not marketable by the Portfolio, and that the maturity of the underlying security will generally be different from that of the commitment.

In addition, the Municipal Portfolio may apply to the Internal Revenue Service (“IRS”) for a ruling, or seek from its counsel an opinion, that interest on municipal obligations subject to stand-by commitments will be exempt from federal income taxation (see “Taxation of the Fund” herein).  In the absence of a favorable tax ruling or opinion of counsel, the Municipal Portfolio will not engage in the purchase of securities subject to stand-by commitments.

Put Options

The Municipal Portfolio may purchase municipal bonds or notes with the right to resell them at an agreed price or yield within a specified period prior to maturity to facilitate portfolio liquidity.  This right to resell is known as a “put.”  The aggregate price paid for securities with puts may be higher than the price which otherwise would be paid.  Consistent with the investment objectives of this Portfolio and subject to the supervision of the Trustees, the purpose of this practice is to permit the Portfolio to be fully invested in tax-exempt securities while maintaining the necessary liquidity to purchase securities on a when-issued basis, to meet unusually large redemptions and to purchase at a later date securities other than those subject to the put.  The principal risk of puts is that the put writer may default on its obligation to repurchase.  The Manager will monitor each writer’s ability to meet its obligations under puts.  See “Investment Restrictions” herein and “Tax Consequences” in the Prospectus.

The amortized cost method is used by the Money Market Portfolio and the Municipal Portfolio to value any Municipal Securities; no value is assigned to any puts on such Municipal Securities.  The cost of any such put is carried as an unrealized loss from the time of purchase until it is exercised or expires.

General

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). For the Fund to so qualify, at the close of each quarter of the taxable year, in addition to other requirements, at least 50% of the value of its total assets must consist of cash, government securities, regulated investment company securities and other securities.  The other securities must be limited in respect of any one issuer to not more than 5% in value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of the issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Fund’s total assets may be invested in securities (other than Government securities or regulated investment company securities) of one issuer or of two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The limitations described in this paragraph regarding qualification as a “regulated investment company” are not fundamental policies and may be revised if applicable federal income tax requirements are revised. (See “Taxation of the Fund” herein.)

In addition to the above description of securities in which the Portfolios of the Fund may invest, the Fund may if permitted by applicable law and/or pursuant to exemptive relief, sell its shares to investment companies that are advised by the Manager for investment of such investment companies daily cash balances.

Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. They may not be changed unless approved by a majority of the outstanding shares of each Portfolio of the Fund that would be effected by such a change.  The term “majority of the outstanding shares” of a Portfolio means the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.  The Fund may not:

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(a)	invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(b)
invest in or hold securities of any issuer if officers and Trustees of the Fund or Natixis Global Asset Management, L.P., the managing member of the Manager, individually own beneficially more than ½ of 1% of the issuer’s securities or in the aggregate own more than 5% of the issuer’s securities; and

(c)
(1) make investments for the purpose of exercising control over any issuer or other person; (2) purchase securities having voting rights at the time of purchase; (3) purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization involving the Fund; (4) invest in real estate (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein), commodities, commodity contracts, commodity options, interests in oil or gas or interests in other mineral exploration or development programs; (5) invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development programs (a Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals); (6) purchase restricted securities in excess of the percentage limitations set forth in restriction (c)(10) below; provided, however, that restricted securities shall not include privately placed securities that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act, or purchase securities on margin; (7) make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof; (8) act as an underwriter of securities; (9) issue senior securities, except insofar as the Fund may be deemed to have issued a senior security in connection with any permitted borrowings; (10) acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such illiquid securities; (11) invest more than 5% of the total market value of any Portfolio’s assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities; (12) with respect to the U.S. Treasury Portfolio, U.S. Government Portfolio and the Money Market Portfolio, invest more than 25% of the value of the Portfolio’s total assets in securities of companies in the same industry (excluding United States government securities and, as to the Money Market Portfolio only, certificates of deposit and bankers’ acceptances of domestic banks) and, with respect to the Municipal Portfolio, purchase (i) pollution control and industrial revenue bonds or (ii) securities which are not Municipal Obligations if in either case the purchase would cause more than 25% of the value of the Portfolio’s total assets to be invested in companies in the same industry (for the purpose of this restriction wholly-owned finance companies are considered to be in the industry of their parents if their activities are similarly related to financing the activities of their parents); (13) with respect to 75% of the value of a Portfolio’s total assets, the Fund may not invest more than 10% of a Portfolio’s assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 10% of the total assets of the Fund.  However, the Portfolio may only invest more that 10% of its assets in securities subject to puts from the same institution if such puts are issued by a non-controlled person (as defined in the 1940 Act); (14) with respect to the Money Market Portfolio, the Money Market Portfolio may not make loans except through (i) the purchase of debt obligations in accordance with its investment objectives and policies, (ii) the lending of its portfolio securities, (iii) the use of repurchase agreements, or (iv) the making of loans to affiliated funds as permitted by the 1940 Act, the rules and regulations thereunder, or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act; as to the U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio, these Portfolios may not make loans, except that these Portfolios may purchase for a Portfolio the debt securities described above under “Description of the Fund and Its Investments and Risks” and may enter into repurchase agreements as therein described; (15) borrow money, unless (i) the borrowing does not exceed 10% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is

12

                                borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests and furthermore each Portfolio will not make additional investments when borrowings exceed 5% of the value of a Portfolio’s net assets or (ii) with respect to the U.S.
                                Treasury Portfolio and U.S. Government Portfolio, as otherwise provided herein and permissible under the 1940 Act; and (16) pledge, mortgage, assign or encumber any of a Portfolio’s assets except to the extent necessary to secure a borrowing permitted by clause (13) made with respect to the Portfolio.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Fund’s portfolio’s assets will not constitute a violation of such restriction.

Disclosure of Portfolio Holdings

The Fund’s Board of Trustees has adopted the Manager’s policies and procedures relating to the disclosure of Fund portfolio holdings information (the “Policy”).  The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer (“CCO”) of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Trustees; (4) the disclosure is in connection with (a) a monthly, quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund.  The Manager shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund.  Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting.  This Policy may change at any time without prior notice to shareholders.

Subject to the Fund’s policies described in Item 2 above, the Manager and/or the Fund maintain ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Fund’s portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:

Entity and Type of Information	Frequency	Lag Time
iMoneyNet, Inc. (information derived from the portfolio)	Weekly	1 business day lag
Investment Company Institute (information derived from the portfolio)	Monthly	10 business day lag
Lipper, Inc. (information derived from the portfolio)	Quarterly	15 calendar day lag

In addition, portfolio holdings information may be provided to the Fund’s service providers on an as-needed basis in connection with the services provided to the Fund by such service providers.  Information may be provided to these parties without a time lag.  Service providers that may be provided with information concerning the Fund’s portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers.  Portfolio holdings information may also be provided to the Fund’s Board of Trustees.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided.

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Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements.  There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund’s portfolio holdings by individuals or entities in possession of such information.

III. MANAGEMENT OF THE FUND

The Fund’s Board of Trustees, which is responsible for the overall management and supervision of the Fund, employs the Manager to serve as investment manager of the Fund.  The Manager provides persons satisfactory to the Fund’s Board of Trustees to serve as officers of the Fund.  Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The following table shows the Trustees and executive Officers of the Fund and their principal occupations during the past five years.  Unless otherwise specified, the address of each of the following persons is 1411 Broadway, 28th floor, New York, New York 10018.

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Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and AIM Funds.	Director/Trustee of six portfolios	Director/Trustee for Natures Sunshine Products, Inc., Annuity & Life Re (Holdings) Ltd., Homeowners of America Holding Corporation, Invesco Funds and The Boss Group, Ltd.
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994	Director/Trustee of six portfolios	Director of Invesco Funds.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of seven portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters	Director/Trustee of six portfolios	Director and Chairman of Governance Committee of MTM Technologies, Inc.
Dr. W. Giles Mellon, 1931	Trustee	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966	Director/Trustee of six portfolios	None
Robert Straniere, Esq., 1941	Trustee	Since 1987
Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005.  President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007.  Administrative Law Judge, 2009
				Director/Trustee of six portfolios	Director of RRB Funds
Dr. Yung Wong, 1938	Trustee	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of six portfolios	Director of KOAH, Inc. and Director of the Senior Network.

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Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees:
Steven W. Duff, 1953	Trustee2 President and Trustee	Since 1994 1994 to 2007
Executive Vice President, Chief Investment Officer and Member of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor.  Mr. Duff has been associated with RTAM, LLC since 1994.  Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex and serves as a Director of Reich & Tang Distributors, Inc.  Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.
				Director/Trustee of seven portfolios	None
Michael P. Lydon, 1963	President and Trustee2 Vice President	Since 2007 2005 - 2007
President, Chief Executive Officer and Member of RTAM, LLC.   Associated with RTAM, LLC since January 2005.  Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex, President of New York Daily Tax Free Income Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.  Mr. Lydon also serves as Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director for Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC. Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.
				Director/Trustee of six portfolios	None

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Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years
Interested Officers:
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007
Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC.  Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex.  Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.  From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management.  From March 2002 to February 2007.  Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.

Esther Cheung, 1980	Vice President and Assistant Treasurer	Since 2010
Head of Fund Accounting for RTAM, LLC.  Ms. Cheung is also Vice President/Assistant Treasurer of one other fund and Treasurer and Assistant Secretary of two other funds in the Reich & Tang Fund Complex.  Ms. Cheung has been associated with RTAM, LLC since June 2010.  From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG, LLP.

Richard De Sanctis, 1956	Vice President	Since 2005
Executive Vice President and Chief Operating Officer of RTAM, LLC.  Associated with the Manager since 1990. Mr. De Sanctis is Vice President of three other funds in the Reich & Tang Fund Complex.  Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

Chris Gill, 1964	Vice President	Since 2008
Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of three other funds in the Reich & Tang Fund Complex. Mr. Gill is a Senior Vice President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.

Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008
Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been Associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Treasurer and Assistant Secretary of one other fund and Vice President of two funds in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and Member of Stable Custody Group LLC. and Stable Custody Group II LLC

Christine Manna, 1970	Secretary	Since 2007
Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Fund Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.

Robert Rickard, 1969	Vice President	Since 2007
Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc.  Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex.

1
Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Declaration of Trust, as amended, and Amended and Restated By-Laws.  Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

2	Steven W. Duff and Michael P. Lydon may be deemed interested persons of the Fund, as defined in the 1940 Act, due to their affiliation with the Manager.

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The Role of the Board

The Board of Trustees (the “Board”) oversees the management and operations of the Daily Income Fund (the “Fund”).  Like most mutual funds, the day-to-day management and operation of the Fund is performed by various service providers to the Fund, such as the Fund’s Manager, Distributor, Custodian, and Transfer Agent, each of which is discussed in greater detail in this Statement of Additional Information.  In supervising the Fund’s operations and delegating special responsibilities involving portfolio management to the Manager, the Board established a Statement of Procedures as to Valuation of Portfolio Securities for the Fund (the “Rule 2a-7 Procedures”) in accordance with Rule 2a-7 of the 1940 Act, which are reasonably designed, taking into account current market conditions and the Fund’s investment objectives, to stabilize the Fund’s net asset value per share, as computed for the purposes of distribution, redemption and repurchase, at a single $1 per share value.

The Board has appointed senior employees of the Manager as officers of the Fund, with responsibility to monitor and report to the Board on the Fund’s operations.  The Board receives quarterly reports from these officers and the Fund’s service providers regarding the Fund’s operations.  For example, consistent with the Fund’s Rule 2a-7 Procedures, the Board receives reports on the Fund’s investment portfolio and the Manager confirms that all portfolio investments meet the high quality credit, minimal credit risk and maturity requirements under Rule 2a-7 of the 1940 Act.  The Manager also provides a monthly mark-to-market report to confirm that the weekly deviation between the Fund’s market value and amortized cost value was within the limits allowable under Rule 2a-7 of the 1940 Act.  The Manager also provides periodic updates to the Board regarding general market conditions and the impact that these market conditions may have on the Fund.  The Board has appointed a Chief Compliance Officer who administers the Fund’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Fund operations.  The Board also holds special meetings when necessary and from time to time one or more members of the Board may also consult with management in less formal settings, between scheduled “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Fund and its oversight role does not make the Board a guarantor of the Fund’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, an Audit Committee, a Nominating Committee and a Compliance Committee, which are discussed in greater detail under “Management of the Fund – Board Committees” below.  More than 75% of the members of the Board are Independent Trustees and each of the Audit, Nominating and Compliance Committee is comprised entirely of Independent Trustees.  The Chairman of the Board is an Executive Vice President and the Chief Investment Officer of the Manager and was previously the Chief Executive Officer of the Manager (“CEO”) for 15 years.  The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management.  The Independent Trustees, including the Lead Independent Trustee help identify matters for consideration by the Board and the Lead Independent Trustee regularly participates in the agenda setting process for Board Meetings.  The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Fund.  The Board reviews its structure annually.  In developing its structure, the Board has considered that the Chairman of the Board, as the Chief Investment Officer and former CEO of the Manager, can provide valuable input based on his tenure with the Manager and experience in the types of securities in which the Fund invests. The Board has also determined that the structure of the Lead Independent Trustee and the function and composition of the Audit, Nominating and Compliance Committees are appropriate means to provide effective oversight on behalf of Fund shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management

The Board of Trustees oversees various elements of risk relevant to the business of the Fund.  Risk is a broad category that covers many areas, including, without limitation, financial and investment risk, compliance risk, business and operational risk and personnel risk.  The Board and its Committees receive and review various reports on such risk matters and discuss the results with appropriate management and other personnel.  Because

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risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Treasurer and the Fund’s independent public accounting firm and, when appropriate, with other personnel of the Manager to discuss, among other things, the internal control structure of the Fund’s financial reporting function as well as other accounting issues.  The Compliance Committee meets with the Chief Compliance Officer to discuss compliance risks relating to the Fund, the Manager and the other service providers.  The full Board receives reports from the Manager as to investment risks as well as other risks.  The full Board also receives reports from the Audit Committee and Compliance Committee regarding the risks discussed during those committee meetings.  In addition, the full Board receives reports from the Internal Audit Group of the Manager’s parent company.  The Board relies heavily on these reports as they detail all of the relevant risks related to the Manager regarding the Fund’s business, including, any steps taken to remedy any identified deficiencies.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Fund in light of the Fund’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, most of the Trustees have served on boards for organizations other than the Fund, and have served on the Board for a number of years.  They therefore have substantial board experience and, in their service to the Fund, have gained substantial insight as to the operation of the Fund and have demonstrated a commitment to discharging oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Fund.

In addition to the information provided in the charts above, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.

Mr. Dowden has experience serving on the boards of both private and public companies of all sizes.  In serving on these boards, Mr. Dowden has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Dowden also served for many years as a senior executive of Volvo Group North America, including as President and Chief Executive Officer.  Mr. Dowden’s experience in these roles has exposed him to many of the business challenges which any business will face.  Mr. Dowden also practiced securities law and has a strong background in securities regulation.  Mr. Dowden has over 25 years of experience on the boards of directors/trustees of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Duff is an Executive Vice President and the Chief Investment Officer of the Manager and was previously the CEO for 15 years.  As Chief Investment Officer, Mr. Duff has intimate knowledge of the Manager and the Fund, its operations, personnel and financial resources.  His position of responsibility at the Manager, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Fund.  Mr. Duff has over 16 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Frischling, Esq. has been involved in the investment company industry for over 43 years.  Mr. Frischling served as general counsel and chief administrative officer for a mutual fund complex for nine years.  Mr. Frischling currently, and has for the last 34 years, advised mutual funds and boards of directors on all aspects of investment company regulation.  Mr. Frischling also currently serves as a board member of the Mutual Fund Directors Forum and was previously a member of the board of the Investment Company Institute.  Mr. Frischling’s experience in these roles has exposed him to the various issues involved with mutual funds.  Mr. Frischling has over 26 years of experience on the boards of directors/trustees of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

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Mr. Kuczmarski has financial accounting experience as a Certified Public Accountant.  Mr. Kuczmarski also currently serves as a director/trustee of other mutual funds.  In serving on these boards, Mr. Kuczmarski has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Kuczmarski has over 26 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Lerner, Esq. is a former Branch Chief Enforcement Attorney with the Securities and Exchange Commission.  Mr. Lerner is also a former officer and director of compliance for the American Stock Exchange.  Mr. Lerner has experience as an attorney for a brokerage and investment banking firm and had extensive SEC practice experience as an attorney.  In addition, Mr. Lerner served as an arbitrator for the Financial Regulatory Authority, Inc.  Mr. Lerner also has extensive experience as a director for public companies.  In serving on these boards, Mr. Lerner has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Lerner has over 10 years of experience on the boards of directors/trustees of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Lydon is the President and Chief Executive Officer of the Manager.  As President and Chief Executive Officer, Mr. Lydon has intimate knowledge of the Manager and the Fund, its operations, personnel and financial resources.  His position of responsibility at the Manager, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Fund.  Mr. Lydon has over 6 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Dr. Mellon has financial and economic experience from his time as a professor of finance and economics at the Graduate School of Management at Rutgers University.  Dr. Mellon has over 30 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Straniere, Esq. has over 25 years of experience as a director of a wide variety of mutual funds.  In serving on these boards, Mr. Straniere has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Straniere also served on the New York State Assembly Ways and Means Committee and was responsible for fiscal and budget analysis.  Mr. Straniere has over 25 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Dr. Wong has experience managing investment funds for corporations, insurance companies and pension funds.  Dr. Wong has board experience for private companies.  Dr. Wong has also served as a director for another mutual fund complex.  In serving on these boards, Dr. Wong has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Dr. Wong has over 30 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Board Committees

The Board has an Audit Committee that meets at least annually to assist the Board in selecting, overseeing and approving the compensation of the Fund’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit or non-audit services performed by the independent registered public accounting firm for the Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for the Manager and certain control persons of the Manager. The Audit Committee also meets with the Fund’s independent registered public accounting firm to review the Fund’s financial statements and to report on its findings to the Board, and to provide the independent registered public accounting firm the opportunity to report on various other matters. The Audit Committee is chaired by Edward A. Kuczmarski, with Albert R. Dowden and Dr. W. Giles Mellon serving as members. The Audit Committee met six times during the fiscal year ended March 31, 2011.

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The Board also has a Nominating Committee comprised of Albert R. Dowden, Carl Frischling, Edward A. Kuczmarski, William Lerner, Dr. W. Giles Mellon, Robert Straniere and Dr. Yung Wong to whose discretion the selection and nomination of Trustees who are not “interested persons,” as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not meet during the fiscal year ended March 31, 2011.  Nominees recommended by shareholders are considered by the Nominating Committee to the extent required by applicable law.

The Board also has a Compliance Oversight Committee.  The Compliance Oversight Committee is chaired by William Lerner, with Carl Frischling and Robert Straniere serving as members.  The Compliance Oversight Committee is responsible for reviewing compliance related matters raised by the Fund’s Chief Compliance Officer.  The Compliance Oversight Committee met four  times during the fiscal year ended March 31, 2011.

In addition to serving on the Fund’s Nominating Committee, Dr. Yung Wong, the Fund’s Lead Independent Trustee will attend Audit Committee meetings and Compliance Oversight Committee meetings at his discretion.

The following table shows the dollar range of Fund shares beneficially owned by each Trustee as of December 31, 2010:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee or Nominee in Family of Investment Companies
Disinterested Trustees:
Albert R. Dowden	None	None
Carl Frischling	Over $100,000 (RNT Natixis Liquid Prime Portfolio)	Over $100,000
Edward A. Kuczmarski	$10,001 - $50,000 (Money Market Portfolio)	$10,001 - $50,000
William Lerner	None	None
Dr. W. Giles Mellon	$10,001 - $50,000 (Money Market Portfolio) Over $100,000 (U.S. Treasury Portfolio) $10,001 - $50,000 (Municipal Portfolio)	Over $100,000
Robert Straniere	$1 - $10,000 (Money Market Portfolio)	$1 – $10,000
Dr. Yung Wong	Over $100,000 (Money Market Portfolio)	Over $100,000
Interested Trustees:
Steven W. Duff	Over $100,000 (Money Market Portfolio)	Over $100,000

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Michael P. Lydon	$10,001 - $50,000 (Money Market Portfolio)	$10,001 - $50,000

The Fund paid an aggregate remuneration of $588,528 to its Trustees with respect to the period ended March 31, 2011, all of which consisted of Trustees’ fees paid to the eight disinterested Trustees, pursuant to the terms of the Investment Management Contract (See “Investment Advisory and Other Services” herein).

The Trustees of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below.  Effective January 1, 2011, each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,750 for each Board of Trustees meeting attended.  Each Independent Trustee will also receive a fee of up to $1,500 at the discretion of the Lead Independent Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting.  In addition, the Lead Independent Trustee will receive an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly.  Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among certain funds in the Reich & Tang Fund complex. The Independent Trustees’’ fees will be allocated among the Fund and the California Daily Tax Free Income Fund, Inc., in accordance with the Manager's discretion. Trustees who are affiliated with the Manager do not receive compensation from the Fund. (See "Compensation Table.")

Compensation Table

Name of Person, Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Albert R. Dowden, Trustee	$72,208	$0	$0	$75,750 (6 Funds)
Carl Frischling, Trustee	$70,707	$0	$0	$72,750 (6 Funds)
Edward A. Kuczmarski, Trustee	$81,149	$0	$0	$97,450 (7 Funds)
William Lerner, Trustee	$99,386	$0	$0	$102,250 (6 Funds)
Dr. W. Giles Mellon, Trustee	$72,208	$0	$0	$75,750 (6 Funds)
James L. Schultz, Trustee **	$36,543	$0	$0	$37,500 (6 Funds)
Robert Straniere, Trustee	$70,707	$0	$0	$72,750 (6 Funds)
Dr. Yung Wong, Trustee	$85,620	$0	$0	$88,050 (6 Funds)

*
The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 2011.  The parenthetical number represents the number of investment companies (including the Fund) from which the Trustees receive compensation.  A Fund is considered to be in the same Fund complex if among other things, it shares a common investment adviser with the Fund.

**	Mr. James L. Schultz resigned as a disinterested trustee as of December 2, 2010, and as such, Mr. Schultz’ compensation was pro-rated for his time served in 2010.

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Information about Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year.  The Fund’s Form N-PX is available without charge, upon request, by calling the Fund toll free at (800) 433-1918 and on the SEC’s website (http//www.sec.gov).  The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On June 30, 2011, the shares outstanding for each class in each Portfolio was as follows:

Classes	Portfolios
	Money Market Portfolio	U.S. Treasury Portfolio	U.S. Government Portfolio	Municipal Portfolio
Institutional Shares	414,991,348	456,051,754	11,171,395	5,251,828
Institutional Service Shares	127,639,914	229,583,749	63,381,856	N/A
Investor Shares	195,391,729	203,929,976	N/A	N/A
Investor Service Shares	327,345,495	147,403,939	N/A	52,127,731
Retail Shares	808,218,943	15,256,275	234,882,911	138,870,700
Pinnacle Shares	247,250,659	15,090,678	N/A	N/A
Advantage Shares	1,567,969,973	N/A	900,399,827	192,301,569
Xpress Shares	281,350,194	N/A	N/A	N/A

As of June 30, 2011, the amount of shares owned by all officers and Trustees of the Fund, as a group, was less than 1% of the outstanding shares. Set forth below is certain information as to persons who owned 5% or more of the Fund’s outstanding shares as of June 30, 2011:

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Name and Address	% of Class	Ownership
Money Market Portfolio- Institutional Shares
Delta Air Lines, Inc. Transportation 1030 Delta Boulevard Atlanta, GA 30354	36.15%	Beneficial
Natixis Distributors LP Attn: Marilyn Rosh 399 Boylston St, 8th Floor Boston, MA 02116	9.31%	Beneficial
Global Industries, Ltd. Attn: Kim Craig 11490 Westheimer, Suite 400 Houston, TX 77077	7.23%	Beneficial
Freeport McMoran Copper & Gold, Inc Attn: Cash Management Room 1727 P.O. Box 61119 New Orleans, LA 70161	6.02%	Beneficial
Money Market Portfolio – Institutional Service Shares
OPTIONSXPRESS c/o Cash Management 311 W. Monroe Street, Suite 1000 Chicago, IL 60606	9.33%	Beneficial
Mr. Frederick Henry Muhs P.O. Box 778148 Henderson, NV 89077-8148	5.55%	Beneficial
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	5.48%	Record
Lynn E. Goguze Separate Prop C/O Cameron Holdings Corp 1200 Prospect Street, Suite 325. La Jolla, CA 92037-2660	5.02%	Beneficial
Money Market Portfolio- Investor Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	78.64%	Record
Money Market Portfolio- Investor Service Shares
Addison Clark Fund, LP 10 Wright Street Suite 100 Westport, CT 06880-3115	19.86%	Beneficial
Addison Clark Offshore Fund 10 Wright Street Suite 100 Westport CT 06880-3115	19.86%	Beneficial

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Name and Address	% of Class	Ownership
Southwest Securities Inc. 1201 Elm Street, Suite 4300 Dallas, TX 75270	16.24%	Beneficial
MAC & Co PO Box 534005 Pittsburgh, PA 15253	6.64%	Beneficial
Curian Clearing 7601 Technology Way, 5th Floor Denver, CO 80237	5.46%	Beneficial
Money Market Portfolio- Retail Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	65.70%	Record
Penson Financial Services, Inc. For the Benefit of Customers 1700 Pacific Avenue Suite 1400 Dallas, TX 75201	15.99%	Record
Money Market Portfolio – Pinnacle Shares
Money Market Class B 200 Liberty Street New York, NY 10281 Attn: Mike McLaughlin	100%	Record
Money Market Portfolio- Advantage Shares
Oppenheimer & Co. For the Benefit of Various Customers 125 Broad Street New York, NY 10004	98.1%	Record
Money Market Portfolio - Xpress Shares
OPTIONSXPRESS c/o Cash Management 311 W. Monroe Street, Suite 1000 Chicago, IL 60606	100%	Record
U.S. Treasury Portfolio - Institutional Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	92.24%	Record
U.S. Treasury Portfolio – Institutional Service Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	33.28%	Record
Unterberg Technology Partners LP 126 East 56th Street New York NY 10022-3613	13.06%	Beneficial

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Name and Address	% of Class	Ownership
Investment Strategies Fund LP 767 Third Avenue, 38th Floor New York, NY 10017	7.78%	Beneficial
IXGX Management LLC – Series G C/O GXG Management 540 Madison Avenue Suite 21A New York, NY 10022	5.23%	Beneficial
U.S. Treasury Portfolio- Investor Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	42.83%	Record
Sweney Cartwright & Co. 17 South High Street, Suite 300 Columbus, OH 43215	24.40%	Beneficial
Mt. Sinai Services Medical Staff 7901 Broadway Elmhurst Hospital Office Center Elmhurst, NY 11373-1329	5.97%	Beneficial
The Tyrell Foundation 354 Pequot Ave Southport, CT 06490	5.06%	Beneficial
U.S. Treasury Portfolio - Investor Service Shares
Oppenheimer & Co For the Benefit of Various Customers 125 Broad Street New York, NY 10004	45.04%	Record
U.S. Treasury Portfolio- Retail Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	88.09%	Record
Vining Sparks IBG, LP 775 Ridge Lake Blvd Memphis, TN 38120	8.19%	Beneficial
U.S. Treasury Portfolio – Pinnacle Shares
U.S. Treasury, Class B 200 Liberty Street New York, NY 10281	100%	Record
U.S. Government Portfolio – Institutional Shares
Dawson Family Partnership L.P. 354 Pequot Ave. Southport, CT 06490-1345	64.72%	Beneficial

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Name and Address	% of Class	Ownership
Jonathan T Dawson c/o Dawson-Herman Capital 354 Pequot Ave. Southport, CT 06490-1345	35.28%	Beneficial
U.S. Government Portfolio – Institutional Service Shares
Sentinel Administrative Services, Inc For the Exclusive Benefit of its Customers (A) P.O. Box 1499 Montpelier, VT 05601-1499	98.88%	Record
U.S. Government Portfolio – Retail Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	68.11%	Record
U.S. Government Portfolio – Advantage Shares
Oppenheimer & Co For the Benefit of Various Customers 125 Broad Street New York, NY 10004	100%	Record
Municipal Portfolio – Institutional Shares
Sally Grant Morse 176 East 71st Street New York, NY 10021-5159	90.06%	Beneficial
Steven W. Duff c/o Reich & Tang 1411 Broadway New York, NY 10018	9.94%	Beneficial
Municipal Portfolio - Investor Service Shares
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	47.04%	Record
Garrett Thornburg TTEE Revocable Liv U/T/A DTD 7/27/90 2300 North Ridgetop Road Santa Fe, NM 87506	6.30%	Beneficial
Municipal Portfolio – Retail Shares
FMSBONDS. INC. The FMSBONDS Building 4775 Technology Way Boca Raton, FL 33431	29.19%	Record
Pershing LLC For the Exclusive Benefit of Customers Attn: Cash Management Dept. One Pershing Plaza Jersey City, NJ 07399	22.60%	Record

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Name and Address	% of Class	Ownership
Southwest Securities Inc. 1201 Elm Street Suite 4300 Dallas, TX 75270	8.57%	Beneficial
Municipal Portfolio – Advantage Shares
Oppenheimer & CO For the Benefit of Various Customers 125 Broad Street New York, NY 10004	100%	Record

V. INVESTMENT ADVISORY AND OTHER SERVICES

The investment manager for the Fund is Reich & Tang Asset Management, LLC, a Delaware limited liability company with principal offices at 1411 Broadway, 28th Floor, New York, New York 10018.  The Manager was as of June 30, 2011, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

The Manager is a direct subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.  BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.  An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.  The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France.  The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

Natixis Global Asset Management’s assets under management totaled $772.5 billion as of June 30, 2011.

On March 10, 2011, the Board of Trustees, including a majority of the Trustees deemed as disinterested trustees under the 1940 Act (“Disinterested Trustees”), approved the continuance of the Investment Management Contract for a term extending to March 31, 2012.  The contract may be continued in force thereafter for successive twelve-month periods beginning each April 1, provided that such continuance is specifically approved annually by a majority vote of the Fund’s outstanding voting securities or its Board of Trustees, and in either case by a majority of the Trustees who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the Investment Management Contract, the Manager manages the Fund’s four Portfolios of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  The Manager also provides persons satisfactory to the Board of Trustees of the Fund to serve as officers of the Fund.  Such officers, as well as certain other employees and trustees of the Fund, may be trustees, officers or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund on sixty days’ written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Manager on sixty days’ written notice, and will automatically terminate in the event of its assignment.  The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract, each of the Portfolios will pay an annual management fee of 0.12% of such Portfolio’s average daily net assets. The fees are accrued daily and paid monthly.  For the fiscal year

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ended March 31, 2011, March 31, 2010 and March 31, 2009, the Manager received management fees set forth in the table below:

	Management Fees
Fiscal Year March 31, 2011	Payable	Waived	Paid
Money Market Portfolio	$5,123,092	$0	$5,123,092
U.S. Treasury Portfolio	$1,366,878	$46,980	$1,319,898
U.S. Government Portfolio	$1,445,644	$0	$1,445,644
Municipal Portfolio	$ 504,651	$46,127	$ 458,524

	Management Fees
Fiscal Year March 31, 2010	Payable	Waived	Paid
Money Market Portfolio	$5,649,169	$0	$5,649,169
U.S. Treasury Portfolio	$1,478,037	$112,954	$1,365,083
U.S. Government Portfolio	$1,577,725	$0	$1,577,725
Municipal Portfolio	$546,182	$129,265	$416,917

	Management Fees
Fiscal Year March 31, 2009	Payable	Waived	Paid
Money Market Portfolio	$6,631,019	$488,414	$6,142,605
U.S. Treasury Portfolio	$1,630,302	$0	$1,630,302
U.S. Government Portfolio	$1,386,192	$0	$1,386,192
Municipal Portfolio	$533,987	$302,351	$231,636

The Fund’s net assets as the close of business on March 31, 2011 totaled $3,876,756,339 for the Money Market Portfolio, $1,051,955,704 for the U.S. Treasury Portfolio, $1,200,575,089 for the U.S. Government Portfolio and $359,569,347 for the Municipal Portfolio.

Pursuant to an Administrative Services Agreement with the Fund, the Manager also performs clerical, accounting supervision, office service and related functions for the Fund and provides the Fund with personnel to (i) supervise the performance of accounting related services by The Bank of New York Mellon, the Fund’s accounting agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Fund may from time to time request of the Manager.  The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations.  For its services under the Administrative Services Contract, the Manager receives an annual fee of 0.05% of each Portfolio’s average daily net assets.  For the fiscal years ended March 31, 2011, March 31, 2010 and March 31, 2009, the Manager received the administrative fees set forth in the table below:

	Administrative Fees
Fiscal Year March 31, 2011	Payable	Waived	Paid
Money Market Portfolio	$2,134,621	$0	$2,134,621
U.S. Treasury Portfolio	$569,533	$246,714	$322,819
U.S. Government Portfolio	$602,352	$20,328	$582,024
Municipal Portfolio	$210,271	$176,095	$34,176

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	Administrative Fees
Fiscal Year March 31, 2010	Payable	Waived	Paid
Money Market Portfolio	$2,353,821	$406,367	$ 1,947,454
U.S. Treasury Portfolio	$ 615,849	$ 585,078	$30,771
U.S. Government Portfolio	$ 657,386	$ 234,074	$ 423,312
Municipal Portfolio	$ 227,576	$ 195,586	$ 31,990

	Administrative Fees
Fiscal Year March 31, 2009	Payable	Waived	Paid
Money Market Portfolio	$2,762,925	$2,762,925	$0
U.S. Treasury Portfolio	$679,293	$471,402	$207,891
U.S. Government Portfolio	$577,580	$526,642	$50,938
Municipal Portfolio	$222,495	$144,972	$77,523

The Manager has voluntarily agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses, as set forth in the table below, until at least July 29, 2012.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Fund shares.  In addition, in light of recent market conditions, the Manager may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Caps in an effort to maintain certain net yields.

Daily Income Fund – Money Market Portfolio
FY 2011 Cap
Institutional	20 bps
Pinnacle	22 bps
Institutional Service	47 bps
Investor	70 bps
Investor Service	98 bps
Retail	105 bps

Daily Income Fund – U.S Government Portfolio
FY 2011 Cap
Institutional	25 bps
Institutional Service	50 bps
Investor	70 bps
Investor Service	90 bps
Retail	105 bps

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Daily Income Fund – U.S. Treasury Portfolio
FY 2011 Cap
Institutional	25 bps
Pinnacle	25 bps
Institutional Service	50 bps
Investor	68 bps
Investor Service	98 bps
Retail	105 bps

Daily Income Fund – Municipal Portfolio
FY 2011 Cap
Institutional	30 bps
Institutional Service	55 bps
Investor	75 bps
Investor Service	86 bps
Retail	110 bps

There can be no assurance that such fees will be waived in the future.

Pursuant to a Sub-Accounting Agreement, Reich & Tang Services, Inc. performs or sub-contracts or employs others to perform certain sub-accounting services for the Advantage and Xpress shareholders.  For its services under the Sub-Accounting Agreement, Reich & Tang Services, Inc. receives from the Fund a fee up to 0.10% per annum of the average daily net assets of the Advantage and Xpress shares.

 For the fiscal years ended March 31, 2011, March 31, 2010 and March 31, 2009, Reich & Tang Services, Inc. received the Sub-Accounting fees set forth in the table below:

Sub-Accounting Fees
March 31, 2011	Paid
Advantage Shares:
Money Market Portfolio	$0
U.S. Government Portfolio	$0
Municipal Portfolio	$0
Xpress Shares:
Money Market Portfolio	$0

March 31, 2010	Paid
Advantage Shares:
Money Market Portfolio	$0
U.S. Government Portfolio	$0

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Municipal Portfolio	$0
Xpress Shares:
Money Market Portfolio	$0
March 31, 2009	Paid
Advantage Shares:
Money Market Portfolio	$0
U.S. Government Portfolio	$0
Municipal Portfolio	$0
Xpress Shares:
Money Market Portfolio	$151,761

Investment management fees and operating expenses which are attributable to all Classes of a Portfolio will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day.  Additional expenses for shareholder and distribution services provided by Participating Organizations to Fund shareholders pursuant to Distribution and Service Plans may be compensated by the Fund’s distributor from its own resources, which includes the shareholder servicing fee and past profits, or by the Manager from its own resources, which includes the management fee, administrative services fee and past profits.  Expenses incurred in the distribution and servicing of Institutional Class and Pinnacle Shares shall be paid by the Manager (see “Distribution and Service Plan” herein).

Distribution and Service Plan

The Fund’s distributor is Reich & Tang Distributors, Inc. (the “Distributor”), a Delaware corporation with principal offices at 1411 Broadway, 28th Floor, New York, New York 10018, an affiliate of the Manager.  Pursuant to Rule 12b-1 under the 1940 Act, the SEC has required that an investment company which bears any direct or indirect expense of distributing its shares must do so only in accordance with a plan permitted by the Rule. The Fund’s Board of Trustees has adopted distribution and service plans (each a “Plan” and collectively, the “Plans”) and, pursuant to the Plans, the Fund has entered into Distribution Agreements and Shareholder Servicing Agreements for certain Classes of the Fund with the Distributor, as distributor of the Fund’s shares.

Under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Fund’s shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.  The Distributor receives a distribution fee not to exceed the following (with respect to the Institutional Shares, the Institutional Service Shares and the Pinnacle Shares, the Distributor receives a nominal amount (i.e. $1.00)):

Investor Shares	0.20% of average daily net assets
Investor Service Shares	0.45% of average daily net assets
Retail Shares	0.65% of average daily net assets
Advantage Shares	0.75% of average daily net assets
Xpress Shares	0.75% of average daily net assets

Under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio a service fee equal to 0.25% per annum of the Institutional Service Shares, Investor Shares,  Investor Service Shares, Retail Shares, Advantage Shares, and Xpress Shares average daily net assets (the “Shareholder Servicing Fee”) for providing or arranging for others to provide personal shareholder services and for the maintenance of shareholder accounts.

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The Shareholder Servicing Fee is accrued daily and paid monthly.  Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are Institutional Service Shares, Investor Shares,  Investor Service Shares, Retail Shares, Advantage Shares and Xpress Shares shareholders of the Fund.  The Institutional Shares and Pinnacle Shares shareholders will not be assessed a shareholder servicing fee.

The following tables provide the total fees paid by each Class of the Portfolio pursuant to the Plans and the manner in which payments were made pursuant to the Plans for certain types of activities for the fiscal year ended March 31, 2011:

Money Market Portfolio

	Institutional Shares	Institutional Service Shares	Investor Shares	Investor Service Shares	Retail Shares	Pinnacle Shares	Advantage Shares	Xpress Shares
Total fees paid by each Class of the Fund under the Plans:	--	$141,654	$155,378	$249,986	$632,365	--	$998,226	$233,877
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:	$37,584	$277,970	$397,911	$856,980	$2,237,010	$65,677	$3,112,416	$436,288
Breakdown of payments made pursuant to the Plans for certain types of activities:
Advertising:	$0	$0	$0	$0	$0	$0	$0	$0
Printing and mailing of prospectuses to other than current shareholders:	$0	$3,291	$3,090	$142	$2,540	$4,647	$1,333	$0
Compensation to underwriters:	$0	$0	$0	$0	$0	$0	$0	$0
Compensation to broker-dealers:	$37,584	$277,970	$397,911	$856,980	$2,237,010	$65,677	$3,112,416	$436,288
Compensation to sales personnel:	$64,760	$64,760	$64,791	$64,759	$64,759	$0	$0	$0
Interest, carrying or other financing charges:	$0	$0	$0	$0	$0	$0	$0	$0
Travel and entertainment for sales personnel:	$6,413	$6,412	$6,411	$6,412	$6,412	$0	$0	$0
Miscellaneous Expenses:	$1,066	$1,067	$1,069	$1,067	$1,068	$0	$0	$0

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U.S. Treasury Portfolio

	Institutional Shares	Institutional Service Shares	Investor Shares	Investor Service Shares	Retail Shares	Pinnacle Shares
Total fees paid by each Class of the Fund under the Plans:	--	--	--	--	--	--
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:	$344,219	$237,521	$115,454	$207,974	$20,017	$6,732
Breakdown of payments made pursuant to the Plans for certain types of activities:	--	--	--	--	--	--
Advertising:	$0	$0	$0	$0	$0	$0
Printing and mailing of prospectuses to other than current shareholders:	$841	$1,587	$819	$350	$804	$6,464
Compensation to underwriters:	$0	$0	$0	$0	$0	$0
Compensation to broker-dealers:	$344,219	$237,521	$115,454	$207,974	$20,017	$6,732
Compensation to sales personnel:	$39,325	$39,325	$39,326	$39,325	$39,325	$0
Interest, carrying or other financing charges:	$0	$0	$0	$0	$0	$0
Travel and entertainment for sales personnel:	$4,038	$4,039	$4,037	$4,037	$4,037	$0
Miscellaneous Expenses:	$692	$692	$691	$691	$690	$0

U.S. Government Portfolio

	Institutional Shares	Institutional Service Shares	Retail Shares	Advantage Shares
Total fees paid by each Class of the Fund under the Plans:	--	$19,546	$14,796	$4,62,159
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:	$0	$129,195	$308,221	$1,504,083
Breakdown of payments made pursuant to the Plans for certain types of activities:	--	--	--	--
Advertising:	$0	$0	$0	$0
Printing and mailing of prospectuses to other than current shareholders:	$305	$685	$1,907	$415
Compensation to underwriters:	$0	$0	$0	$0
Compensation to broker-dealers:	$0	$129,195	$308,221	$1,504,083
Compensation to sales personnel:	$28,959	$28,957	$28,958	$0
Interest, carrying or other financing charges:	$0	$0	$0	$0
Travel and entertainment for sales personnel:	$2,629	$2,629	$2,627	$0
Miscellaneous Expenses:	$428	$427	$429	$0

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Municipal Portfolio

	Institutional Shares	Investor Service Shares	Retail Shares	Advantage Shares
Total fees paid by each Class of the Fund under the Plans:	--	$65,361	$207,333	$295,429
Payments made by the Manager and Distributor to or on behalf of Participating Organizations:	$6,507	$104,542	$343,351	$603,160
Breakdown of payments made pursuant to the Plans for certain types of activities:
Advertising:	$0	$0	$0	$0
Printing and mailing of prospectuses to other than current shareholders:	$61	$3,111	$3,218	$80
Compensation to underwriters:	$0	$0	$0	$0
Compensation to broker-dealers:	$6,507	$104,542	$343,351	$603,160
Compensation to sales personnel:	$13,104	$13,103	$13,105	$0
Interest, carrying or other financing charges:	$0	$0	$0	$0
Travel and entertainment for sales personnel:	$1,465	$1,465	$1,463	$0
Miscellaneous Expenses:	$227	$224	$228	$0

The following table provides the total fees paid by each Class of the Portfolio pursuant to the Plans as a percentage of the average daily net assets and which entity was responsible for such payments for the fiscal year ended March 31, 2011:

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Money Market Portfolio

	Institutional Shares	Institutional Service Shares	Investor Shares	Investor Service Shares	Retail Shares	Pinnacle Shares	Advantage Shares	Xpress Shares
Total amount spent of the average daily net assets:	0.02%	0.23%	0.21%	0.25%	0.24%	0.03%	0.20%	0.16%
Amount paid by the Fund to the Distributor:	0.00%	0.09%	0.07%	0.07%	0.07%	0.00%	0.07%	0.08%
Amount paid by the Manager:	0.02%	0.14%	0.14%	0.18%	0.17%	0.03%	0.13%	0.08%

U.S. Treasury Portfolio

	Institutional Shares	Institutional Service Shares	Investor Shares	Investor Service Shares	Retail Shares	Pinnacle Shares
Total amount spent of the average daily net assets:	0.08%	0.12%	0.08%	0.14%	0.32%	0.05%
Amount paid by the Fund to the Distributor:	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Amount paid by the Manager:	0.08%	0.12%	0.08%	0.14%	0.32%	0.05%

U.S. Government Portfolio

	Institutional Shares	Institutional Service Shares	Retail Shares	Advantage Shares
Total amount spent of the average daily net assets:	0.05%	0.24%	0.18%	0.17%
Amount paid by the Fund to the Distributor:	0.00%	0.03%	0.01%	0.05%
Amount paid by the Manager:	0.05%	0.21%	0.17%	0.12%

Municipal Portfolio

	Institutional Shares	Investor Service Shares	Retail Shares	Advantage Shares
Total amount spent of the average daily net assets:	0.12%	0.25%	0.24%	0.29%
Amount paid by the Fund to the Distributor:	0.00%	0.13%	0.14%	0.14%
Amount paid by the Manager:	0.12%	0.12%	0.10%	0.15%

The excess of such payments over the total payments the Distributor received from the Fund under the Plans represents distribution and servicing expenses funded by the Manager from its own resources, including the management and administrative services fees.

The Plans and the Shareholder Servicing Agreements provide that, in addition to the shareholder servicing fee, the Distributor will pay for (i) telecommunications expenses, including the cost of dedicated lines and CRT terminals, incurred by the Distributor and Participating Organizations in carrying out their obligations under the

36

Shareholder Servicing Agreements with respect to the Institutional Service Shares, Investor Shares, Investor Service Shares, Retail Shares, Advantage Shares and Xpress Shares or the Participating Organization agreement, as the case may be, and (ii) preparing, printing and delivering the Fund’s prospectus to existing shareholders of the Fund and preparing and printing Fund application forms for shareholder accounts.

The Plans provide that the Manager may make payments from time to time from its own resources, which may include the management fee, administrative services fee and past profits for the following purposes:  (i) to pay the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions on behalf of the Institutional Service Shares, Investor Shares, Investor Service Shares, Retail Shares, Advantage Shares and Xpress Shares of the Fund; (ii) to compensate certain Participating Organizations for providing assistance in distributing the Fund’s Institutional Service Shares, Investor Shares, Investor Service Shares, Retail Shares, Advantage Shares and Xpress Shares; and (iii) to pay the costs of the preparation and printing of brochures and other promotional materials, mailings to prospective shareholders, advertising, and other promotional activities, including the salaries and/or commissions of sales personnel of the Distributor and other personnel in connection with the distribution of the Fund’s shares.  The Manager, at its expense, also may from time to time provide additional promotional incentives to Participating Organization who sell Fund shares.  The Distributor may also make payments from time to time from its own resources, which may include the shareholder service fee and past profits for the purpose enumerated in (i) above.  The Distributor may determine the amount of such payments made pursuant to the Plans, provided that such payments will not increase the amount which the Fund is required to pay to the Manager or the Distributor for any fiscal year under the Investment Management Contract, Administrative Service Agreement, Distribution Agreement or the Shareholder Servicing Agreement in effect for that year.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources (a source of which may be the 12b-1 fees paid by the Fund under the Plans), make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Institutional Shares, Institutional Service Shares, Investor Shares,  Investor Service Shares, Retail Shares, Advantage Shares and Xpress Shares of the Fund.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Fund’s shares or the amount the Fund receives as proceeds from such sales.  Revenue sharing payments may be to Participating Organizations that provide services to the Fund or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services.  The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates.  The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Fund to you or to recommend one fund complex over another.  Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates.  In addition, to the extent allowable under the Financial Industry Regulatory Authority (“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

In accordance with Rule 12b-1, the Plans provide that all written agreements relating to the Plans entered into between either the Fund or the Distributor and Participating Organizations or other organizations must be in a form satisfactory to the Fund’s Board of Trustees.  In addition, the Plans requires the Fund and the Distributor to prepare, at least quarterly, written reports setting forth all amounts expended pursuant to the Plans and identifying the activities for which those expenditures were made.

The Plans were most recently approved on March 10, 2011, to continue in effect until March 31, 2012.  Thereafter, the Plans may continue in effect for successive annual periods commencing April 1, provided they are approved by the shareholders or by the Board of Trustees.  This includes a majority of Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans or in the agreements related to the Plans.  The Plans further provides that it may not be amended to increase materially the costs which may be spent by the Fund pursuant to the Plan without shareholder approval, and that other material

37

amendments must be approved by the Trustees including a majority of Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plans or in the agreements related to the Plans.  The Plans may be terminated at any time by a vote of a majority of the disinterested Trustees of the Fund or the Fund’s shareholders, respectively.

Custodian and Transfer Agent

The Bank of New York Mellon, 2 Hanson Place, 7th Floor, Brooklyn, NY 11217, is custodian for the Fund’s cash and securities. Reich & Tang Services, Inc. (“Reich & Tang”), an affiliate of the Manager, located at 1411 Broadway, 28th Floor, New York, NY 10018, is transfer agent and dividend agent for the shares of the Fund.  As transfer agent, Reich & Tang performs various functions including the processing of shareholder purchase, redemption and exchange transactions and the maintenance of shareholder records regarding such transactions.  As dividend agent, Reich & Tang makes dividend payments to Fund shareholders on behalf of the Fund and performs certain recordkeeping and reporting functions regarding such payments.  Pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund, Reich & Tang, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor Shares,  Investor Service Shares and Retail Shares of the Fund or (ii) 0.02% of monthly average net assets of the Institutional Shares, Institutional Service Shares and Pinnacle Shares of the Fund.  For the year ended March 31, 2011 these fees which are account charges only, and do not include any out-of-pocket charges after waivers amounted to:

	Money Market Portfolio		U.S. Treasury Portfolio		U.S. Government Portfolio		Municipal Portfolio
	Amount	Percentage	Amount	Percentage	Amount	Percentage	Amount	Percentage
Institutional Shares	$86,260	0.02%	$17,822	0.00%	$13,452	0.02%	$3,611	0.02%
Institutional Service Shares	$31,292	0.02%	$14,067	0.01%	$13,160	0.02%	N/A	--
Investor Shares	$106,041	0.05%	$11,628	0.01%	N/A	--	N/A	--
Investor Service Shares	$175,870	0.05%	$6,629	0.00%	N/A	--	$24,252	0.05%
Retail Shares	$462,832	0.05%	$505	0.00%	$81,352	0.04%	$74,165	0.05%
Pinnacle Shares	$34,517	0.02%	$733	0.00%	N/O	--	N/O	--

Counsel And Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, NY 10022.

PricewaterhouseCoopers LLP, independent registered public accounting firm, has been selected as the independent registered public accountants for the Fund.

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VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

The Fund’s purchases and sales of portfolio securities usually are principal transactions.  Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for such purchases.  The Fund has paid no brokerage commissions since its formation.  Any transaction for which the Fund pays a brokerage commission will be effected at the best price and execution available.  Thus, the Fund will select a broker for such a transaction based upon which broker can effect the trade at the best price and execution available.  Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.  The Fund purchases participation certificates in variable rate Municipal Securities with a demand feature from banks or other financial institutions at a negotiated yield to the Fund based on the applicable interest rate adjustment index for the security.  The interest received by the Fund is net of a fee charged by the issuing institution for servicing the underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Fund rather than by any formula.  The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Fund will be made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates.  If, however, the Fund and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account.  In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.  In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal to the extent prohibited by applicable law.  In addition, the Fund will not buy bankers’ acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

VII. CAPITAL STOCK AND OTHER SECURITIES

The Fund has an unlimited authorized number of shares of beneficial interest, having a par value of one tenth of one cent ($.01) per share.  These shares are entitled to one vote per share with proportional voting for fractional shares.  The Fund’s Board of Trustees is authorized to divide the shares into separate series of shares, one for each of the Portfolios that may be created.  There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

The Money Market Portfolio is subdivided into eight Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Retail Class, Advantage Shares, Xpress Shares and Pinnacle Shares.  The U.S. Treasury Portfolio is subdivided into six Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class,  Investor Service Class, Retail Class and Pinnacle Shares.  The U.S.  Government Portfolio is subdivided into six Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Retail Class and Advantage Shares.  The Municipal Money Market Portfolio is subdivided into six Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Retail Class and Advantage Shares.  The RNT Natixis Liquid Prime Portfolio is subdivided into two Classes of shares of beneficial interest, Treasurer Class and Liquidity Class.  Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that:  (i) each Class shares will have different Class designations; (ii) all class shares except Institutional Class and Pinnacle Shares are assessed a service fee pursuant to the Plans of 0.25% of the Class’ shares’ average daily net assets; (iii) only the

39

Investor Class,  Investor Service Class, Retail Class, Advantage Shares and Xpress Shares will be assessed a distribution fee pursuant to the Plans of 0.20%, 0.45%, 0.45%, 0.65%, 0.75% and 0.75%, of the average daily net assets, respectively; (iv) only the Advantage Shares and Xpress Shares will be assessed an additional sub-accounting fee of up to 0.10% of the average daily net assets of the Advantage Shares and Xpress Shares of the Fund; (v) each Class of each Portfolio will vote separately on matters relating solely to that Class under the Plans and any related agreements in accordance with provisions of Rule 12b-1.  Payments that are made under the Plans will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.

Under its Declaration of Trust, the Fund has the right to redeem for cash shares owned by any shareholder to the extent and at such times as the Fund’s Board of Trustees determines to be necessary or appropriate to prevent an undue concentration share ownership which would cause the Fund to become a “personal holding company” for federal income tax purposes.  In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Trustees can elect 100% of the Trustees if the holders choose to do so.  In that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.  The Fund will not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund’s shareholders.  This is because the By-laws of the Fund provide for annual or special meetings only (i) for the election (or re-election) of Trustees, (ii) for approval of the revised investment advisory contracts with respect to a particular class or series of beneficial interest, (iii) for approval of the Fund’s distribution agreement with respect to a particular class or series of beneficial interest, and (iv) upon the written request of shareholders entitled to cast not less than 10% of all the votes entitled to be cast at such meeting.  Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund Trustee(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable.  Each Trustee serves until his successor is elected or qualified, or until such Trustee sooner dies, resigns, retires or is removed by the vote of the shareholders.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

The material relating to the purchase, redemption and pricing of shares for each Class of shares is located in the Shareholder Information section of each Prospectus and is hereby incorporated by reference.

Redemption In-Kind

Although the Fund generally intends to pay redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the applicable Portfolio’s securities.  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of the net assets represented by such Class during any 90-day period.  Any redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in Fund securities, valued in the same way as the Fund determines its net asset value.  Redemption in-kind is not as liquid as a cash redemption.  Shareholders receiving the Portfolio securities could have difficulty selling them, may incur related transaction costs, and would be subject to risks of fluctuations in the securities’ value prior to sale.

Net Asset Value

The Fund does not determine net asset value per share on (i) any day in which the New York Stock Exchange is closed for trading (i.e., New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Fund, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

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The net asset value of each Portfolio of the Fund’s shares is determined as of 4:00 p.m., Eastern time (5:00 p.m., Eastern time, with respect to the Institutional Shares of the Money Market Portfolio and the RNT Natixis Liquid Prime Portfolio of the fund) on each Fund Business Day (as defined in the Prospectus).  The net asset value of a Portfolio is computed by dividing the value of the net assets for such Portfolio (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding for such Portfolio.

The Fund’s portfolio securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act.  Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Fund’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.996 per share or above $1.005, as described in the following paragraph.  Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund’s Board of Trustees has established procedures to stabilize the net asset value at $1.00 per share.  These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Fund’s $1.00 amortized cost per share.  Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.  The Fund will maintain a dollar-weighted average portfolio maturity of 60 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Manager determines present minimal credit risks, and will comply with certain reporting and record keeping procedures.  The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are First Tier Eligible Securities.  (See “Description of the Fund and Its Investments and Risks” herein.)

IX. TAXATION OF THE FUND

The Fund, for each portfolio, has elected to qualify and intends to continue to qualify as a regulated investment company under the Code.  To qualify as a regulated investment company, each portfolio must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code.  By meeting these requirements, each portfolio generally will not be subject to federal income tax on its investment company taxable income distributed to shareholders or on its net capital gains (the excess of net long-term capital gains over net short-term capital losses) reported by each portfolio in a notice to shareholders as capital gain dividends and distributed to shareholders.  If a portfolio does not meet all of these Code requirements, it will be taxed as a regular corporation and its distributions will generally be eligible for taxation to shareholders as dividend income to the extent of such portfolios current or accumulated earnings and profits.  In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may subject a portfolio to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, each portfolio must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98.2% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed or taxed during such years.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Fund that is not attributable to accrued market discount will be long-term capital gain.  However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

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Distributions of investment company taxable income generally are taxable to shareholders as ordinary income.  The Municipal Portfolio intends to hold sufficient municipal obligations that pay interest which is exempt from regular federal income tax under Code Section 103 in order for the Municipal Portfolio to qualify to pay exempt-interest dividends.  A shareholder receiving an exempt-interest dividend may treat it as an item of interest excludable from gross income under Code Section 103 for purposes of calculating regular federal income tax liability.  Distributions from the Fund are not eligible for the dividends-received deduction available to corporations.  Distributions of net capital gains, if any, reported by the Fund as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund’s shares have been held by the shareholder.  All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash.  Shareholders will be notified annually as to the federal tax status of distributions.

Upon the taxable disposition (including a sale or redemption) of shares of the Fund, a shareholder may realize a gain or loss, depending upon its basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares.  Non-corporate shareholders are subject to tax at a maximum rate of 15% on capital gains resulting from the disposition of shares held for more than 12 months.  A loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less.

Income received by the Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers.  The Fund does not expect to be eligible to elect to allow shareholders to claim such foreign taxes as a credit against their U.S. tax liability.

The Fund is required to report to the IRS all distributions to shareholders except in the case of certain exempt shareholders.  Distributions by the Fund (other than distributions to exempt shareholders) are generally subject to backup withholding of federal income tax at a rate of 28% if (1) the shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  If the withholding provisions are applicable, distributions (whether requested to be reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.  Backup withholding is not an additional tax and any amounts withheld maybe credited against a shareholder’s ultimate federal income tax liability if appropriate documentation is provided.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Distributions by the Fund also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies).

Distributions from the U.S. Treasury Portfolio and U.S.  Government Portfolio that are derived from interest on certain obligations of the United States Government and agencies thereof may be exempt from state and local taxes in certain states.  The preceding discussion and that in the Tax Section of the prospectus assumes that a shareholder is subject to tax as a resident of the United States, is not subject to special taxing rules, holds its shares as capital assets and not part of a hedge or straddle transaction.  Investors should consult their own tax advisors regarding specific questions as to federal, state, local or foreign taxes.

X. UNDERWRITERS

The Fund sells and redeems its shares on a continuing basis at its net asset value.  The Fund does not impose a front end sales charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  The Distributor does not receive an underwriting commission.  In effecting sales of Fund

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shares under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Fund’s shares, provided that any subscriptions and orders will not be binding on the Fund until accepted by the Fund as principal.  The Distribution Agreement with respect to the Institutional Class, Institutional Service Class and Pinnacle Shares will receive nominal consideration (i.e., $1.00) for providing such distribution related services.  Pursuant to the Distribution Agreements for the Investor Shares,  Investor Service Shares, Retail Shares, Advantage Shares and Xpress Shares, the Distributor receives a fee of 0.20%, 0.45%, 0.65%, 0.75% and 0.75% per annum of the shares’ average daily net assets, respectively, for providing distribution related services and for making payments to Participating Organizations for providing assistance in distributing these shares.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities.  On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act (the “Act”), repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies.  The Act grants banks authority to conduct certain authorized activity through financial subsidiaries.  In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above.  The Fund’s Board of Trustees will consider appropriate modifications to the Fund’s operations, including discontinuance of any payments then being made under the Plans to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.  It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Fund’s net asset value.  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal year ended March 31, 2011, and the report therein of PricewaterhouseCoopers LLP, are herein incorporated by reference to the Fund’s Annual Report.  The Annual Report is available upon request and without charge.

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DESCRIPTION OF RATINGS*

Description of Moody’s Investors Service, Inc.’s Two Highest Municipal Bond Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Description of Moody’s Investors Service, Inc.’s Two Highest Ratings of State and Municipal Notes and Other Short-Term Loans:

Moody’s ratings for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (“MIG”).  This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1:  This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad based access to the market for refinancing.

MIG-2:  This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

Description of Standard & Poor’s Rating Services Two Highest Debt Ratings:

AAA:  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA:  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

Plus ( + ) or Minus ( - ):  The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Description of Standard & Poor’s Rating Services Two Highest Commercial Paper Ratings:

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: An obligor rated A-1 has a strong capacity to meet its financial commitments.  Those issues determined to possess strong safety characteristics will be denoted with a plus (+) sign designation.

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A-2:  An obligor rated A-2 has a satisfactory capacity to meet its financial commitments.  However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody’s Investors Service, Inc.’s Two Highest Commercial Paper Ratings:

Moody’s employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

*           As described by the rating agencies.

RNT Natixis Liquid Prime Portfolio of Daily Income Fund	1411 Broadway, 28th Floor, New York, NY 10018-3450 (212) 830-5240 (888) 226-5504 (Toll Free)

STATEMENT OF ADDITIONAL INFORMATION

July 29, 2011

Relating to the Prospectus dated July 29, 2011, for the RNT Natixis Liquid Prime Portfolio of the
Daily Income Fund (the “Fund”).

Treasurer Class Shares (“Treasurer Shares”):  Ticker Symbol (LQTXX)

Liquidity Class Shares (“Liquidity Shares”):  Ticker Symbol (LIQXX)

This Statement of Additional Information (SAI) is not a Prospectus.  The SAI expands upon and supplements the information contained in the current Prospectus of the RNT Natixis Liquid Prime Portfolio (the “Portfolio”) and should be read in conjunction with the Prospectus.  The Fund offers four other portfolios, which are offered in separate prospectuses and a separate statement of additional information.

A Prospectus for the Treasurer Shares and Liquidity Shares may be obtained from any Participating Organization or by writing or calling the Fund toll free at (888) 226-5504.

This SAI is incorporated by reference into the Prospectus in its entirety.

I. FUND HISTORY

The Fund was formed on January 20, 1994, in the Commonwealth of Massachusetts as a Massachusetts business trust.

II. DESCRIPTION OF THE PORTFOLIO AND ITS INVESTMENTS AND RISKS

The Portfolio is a diversified, open-end management investment company.  The investment objective of the Portfolio is to seek as high a level of current income to the extent consistent with preservation of capital and maintenance of liquidity.  The Portfolio was designed to meet the short-term investment needs of corporate and public sector treasurers and other institutional investors.  There can be no assurance that the Portfolio will achieve its investment objective.

The following discussion expands upon the description of the Portfolio’s investment objectives and policies in its Prospectus.

The Portfolio may only purchase high quality money market instruments that have been determined by Reich & Tang Asset Management, LLC (the “Manager”) to present minimal credit risks and that are First Tier Eligible Securities at the time of acquisition so that the Portfolio is able to employ the amortized cost method of valuation.

The term First Tier Eligible Securities means:  (i) securities which have remaining maturities of 397 days or less and are rated in the highest short-term rating category by any two nationally recognized statistical rating organizations (“NRSROs”) or in such category by the only NRSRO that has rated the Securities (collectively, the “Requisite NRSROs”); (ii) a security that has a remaining maturity of 397 days or less and is an unrated security that is determined by the Manager to be of comparable quality; (iii) a security otherwise meeting the requirements set forth in clauses (i) or (ii) and having a Guarantee as such term is defined in Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), which has received a rating from the Requisite NRSROs in the highest short-term rating category for debt obligations; (iv) a security issued by a registered investment company that is a money market fund; or (v) a government security.  Where the issuer of a long-term security with a remaining maturity which would otherwise qualify it as a First Tier Eligible Security does not have rated short-term debt outstanding, the long-term security is treated as unrated but may not be purchased if it has a long-term rating from any NRSRO that is below the three highest long-term categories.  A determination of comparability by the Manager is made on the basis of its credit evaluation of the issuer, which may include an evaluation of a letter of credit, guarantee, insurance or other credit facility issued in support of the securities.  While there are several organizations that currently qualify as NRSROs, two examples of NRSROs are Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“S&P”), and Moody’s Investors Service, Inc. (“Moody’s”).  The two highest ratings are “AAA” and “AA” by S&P or “Aaa” and “Aa1” by Moody’s in the case of long term bonds; “SP-1” and “SP-2” by S&P, or “MIG-1” and “MIG-2” by Moody’s in the case of notes; and “A1+” and “A1” by S&P, or “Prime-1” and “Prime-2” by Moody’s in the case of commercial paper.  The highest rating in the case of variable and floating demand notes is “VMIG-1” by Moody’s or “A1+” by S&P. Such instruments may produce a lower yield than would be available from less highly rated instruments.

All investments purchased by the Portfolio will mature or will be deemed to mature within 397 days or less from the date of acquisition and the average maturity of the Portfolio (on a dollar-weighted basis) is required to be 60 days or less. However, under normal market conditions, the Portfolio intends to maintain a dollar-weighted average maturity of approximately nine (9) days or less. The Manager calculates the Portfolio’s dollar-weighted average maturity at the beginning of each business day.

The average life for all securities contained in the Portfolio, on a dollar-weighted basis, and considered as a whole, is required to be 120 days or less, however, under normal market conditions, the Portfolio seeks to maintain an average life of nine (9) days or less.  The average life calculation differs from the average maturity calculation discussed above because the average maturity calculation allows the Portfolio to deem a security to have a shorter maturity date because of an interest rate readjustment.  The average life calculation does not shorten the maturity date because of an interest rate readjustment, but instead is based on a security’s stated final maturity or, when relevant, the date of the next demand feature when the fund may receive payment of principal and interest (such as a put feature).

The Portfolio will not acquire any security other than a Daily Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 20% of its total assets in Daily Liquid Assets.  As defined in Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), currently Daily Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; or securities that will mature or are subject to a demand feature that is exercisable and payable within one business day (collectively, “Daily Liquid Assets”).

The Portfolio will not acquire any security other than a Weekly Liquid Asset if, immediately after the acquisition, the Portfolio would have invested less than 40% of its total assets in Weekly Liquid Assets.  As defined in

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Rule 2a-7 under the 1940 Act, currently, Weekly Liquid Assets include (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities that are issued by a person controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by the U.S. Congress that (A) are issued at a discount to the principal amount to be repaid at maturity; and (B) have a remaining maturity date of 60 days or less; or (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days (collectively, “Weekly Liquid Assets”).  The Portfolio may maintain a higher percentage of its total assets in Daily Liquid Assets or Weekly Liquid Assets if determined to be appropriate by the Fund’s Board of Trustees.

Subsequent to its purchase by the Portfolio, a rated security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. If this occurs, the Manager shall promptly reassess whether the security presents minimal credit risks and shall cause the Portfolio to take such action as it determines is in the best interest of the Portfolio and its shareholders.  However, reassessment is not required if the security is disposed of or matures within five business days of the Manager becoming aware of the new rating and provided further that the Board of Trustees is subsequently notified of the Manager’s actions.

In addition, in the event that a security (i) is in default, (ii) ceases to be an Eligible Security under Rule 2a-7 of the 1940 Act or (iii) is determined to no longer present minimal credit risks, or an event of insolvency occurs with respect to the issuer of a portfolio security or the provider of any Demand Feature or Guarantee, the Portfolio will dispose of the security absent a determination by the Fund’s Board of Trustees that disposal of the security would not be in the best interests of the Portfolio.  Disposal of the security shall occur as soon as practicable consistent with achieving an orderly disposition by sale, exercise of any demand feature or otherwise.  In the event of a default with respect to a security which immediately before default accounted for 1/2 of 1% or more of the Portfolio’s total assets, the Portfolio shall promptly notify the Securities and Exchange Commission (“SEC”) of such fact and of the actions that the Fund intends to take in response to the situation.

The Portfolio shall invest not more than 5% of its total assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities.  With respect to 75% of its total assets, the Portfolio shall invest not more than 10% of its total assets in securities backed by a demand feature or guarantee from the same institution, except for U.S. Government Obligations.

Recent Regulatory Developments

On July 21, 2010, the President signed the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) into law.  The new law significantly impacts the financial services industry including the regulation and operation of depository institutions and their holding companies as, among other things, the Dodd-Frank Act: 1) creates the Bureau of Consumer Financial Protection, a new independent consumer watchdog agency housed within the Federal Reserve Board (“FRB”) with broad rulemaking authority to implement the consumer protection laws that apply to financial services providers and to prohibit “unfair, deceptive or abusive” acts or practices, 2) grants to the U.S. Department of the Treasury, Federal Deposit Insurance Corporation and the FRB broad new powers to seize, close and wind down “too big to fail” financial (including non-bank) institutions in an orderly fashion, 3) establishes a new Financial Stability Oversight Council, charged with identifying and responding to emerging risks throughout the financial system, composed primarily of federal financial services regulators and chaired by the Secretary of the Treasury Department, 4) restructures the federal regulatory jurisdiction over depository institutions and their holding companies, and abolishes the Office of Thrift Supervision, 5) adopts new federal oversight of the insurance industry, 6) adopts new standards and rules for the mortgage industry, 7) adopts new bank, thrift and holding company regulation, 8) adopts new federal regulation of the derivatives market, 9) adopts the so-called Volcker Rule, substantially restricting proprietary trading by depository institutions and their holding companies, 10)  imposes requirements for “funeral plans” by large, complex financial companies, 11) establishes new regulation of the securitization market through “skin in the game” and enhanced disclosure requirements, 12) establishes new regulation of interchange fees, 13) establishes new and enhanced compensation and corporate governance oversight for the financial services industry, 14) provides enhanced oversight of municipal securities, 15) provides a specific framework for payment, clearing and settlement regulation, 16) adopts new federal hedge fund regulation, 17) adopts new fiduciary duties and regulation of broker dealers, investment companies and investment advisors, 18) tasks the federal banking agencies with adopting new and enhanced capital standards for all depository institutions, 19) significantly narrows the scope of federal preemption for national banks and federal thrifts, and 20) places a moratorium on ownership of industrial loan banks by non-financial companies.

Investments in bank paper may not yield expected returns as the full impact of the Dodd-Frank Act on the banking industry is currently unknown given that much of the details and substance of the new laws will be determined through agency rulemaking.  The Dodd-Frank Act is comprehensive financial reform legislation enacted on July

2

21, 2010 that significantly impacts the regulation of depository institutions and their holding companies.  Uncertainty exists at this time with respect to the full impact and compliance burden of the Dodd-Frank Act on the operations and profitability of depository institutions and their holding companies, as the Dodd-Frank Act delegates to various federal agencies the task of implementing its many provisions through regulation, ensuring that federal rules and policies governing U.S. banking institutions will be further developing for years to come.  Based on the provisions of the Dodd-Frank Act and anticipated implementing regulations, it is highly likely that depository institutions and their holding companies will be subject to significantly increased regulation and compliance obligations.  Accordingly, investments in bank paper may not yield expected returns as implementation of the Dodd-Frank Act through agency rulemaking and other guidance may significantly curtail the operations and profitability of depository institutions and their holding companies.

Repurchase Agreements

The Portfolio may invest in repurchase agreements.  Investments by the Portfolio in repurchase agreements are made in accordance with procedures established by the Portfolio providing that the securities serving as collateral for each repurchase agreement are delivered to the Portfolio’s custodian either physically or in book entry form and that the collateral is marked to the market with sufficient frequency to ensure that each repurchase agreement is fully collateralized at all times.

A buyer of a repurchase agreement runs the risk of loss with respect to its investment in the event of a default by the issuer if, at the time of default, the value of the collateral securing the agreement is less than the price paid for the repurchase agreement.  Were a default to occur, the Portfolio would look to the collateral securing the repurchase agreement to recover its entire investment.  In the event that a vendor defaults on its repurchase obligation, the Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral are less than the repurchase price.  If the vendor becomes bankrupt, the Portfolio might be delayed, or may incur costs or possible losses in selling the collateral.

The Portfolio may only enter into repurchase agreements which are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.  The Portfolio may enter into repurchase agreements only with member banks of the Federal Reserve System, and “primary dealers” (as designated by the Federal Reserve Bank of New York) in United States government securities whose creditworthiness has been reviewed and found to meet the investment criteria of the Portfolio or with other entities that the Manager has determined are creditworthy.  Although the securities subject to the repurchase agreement might bear maturities exceeding 397 days, settlement for the repurchase would never be more than one year after the Portfolio’s acquisition of the securities and normally would be within a shorter period of time.  The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Portfolio’s money will be invested in the security, and will not be related to the coupon rate of the purchased security.  At the time a Portfolio enters into a repurchase agreement the value of the underlying security, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times be equal to or exceed the value of the repurchase agreement.  The Portfolio may engage in a repurchase agreement with respect to any security in which the Portfolio is authorized to invest, even though the underlying security may mature in more than one year.  The collateral securing the seller’s obligation must be of a credit quality at least equal to the Portfolio’s investment criteria for Portfolio securities and will be held by the Portfolio’s custodian or in the Federal Reserve Book Entry System.

The Portfolio may invest no more than 5% of its net assets in illiquid securities including repurchase agreements maturing in more than seven days.  See “Investment Restrictions” herein.  The Portfolio may, however, enter into “continuing contract” or “open” repurchase agreements under which the seller is under a continuing obligation to repurchase the underlying obligation from the Portfolio on demand and the effective interest rate is negotiated on a daily basis.

In the view of the management of the Portfolio, the restrictions and procedures described above which govern the Portfolio’s investments in repurchase agreements substantially minimize the Portfolio’s risk of losses in making those investments.  Repurchase agreements may be considered to be loans under the 1940 Act.

Domestic and Foreign Bank Obligations, Certificates of Deposit and Bankers’ Acceptances

Normally, the Portfolio invests at least 25% of its assets in bank obligations.  The Portfolio may purchase certificates of deposit, commercial paper, time deposits, bankers’ acceptances, and other obligations issued or guaranteed by banks having total assets in excess of ten billion dollars or the equivalent in other currencies.  The “other obligations” in which the Portfolios may invest include instruments (such as bankers’ acceptances, commercial paper and certificates of deposit) issued by United States subsidiaries of banks having total assets in excess of ten billion dollars where the instruments are guaranteed as to principal and interest by such banks.  At

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the time the Portfolio invests in any certificate of deposit, commercial paper, bankers’ acceptance or other bank obligation, the issuer or its parent must have its debt rated within the quality standards of the Portfolio or, if unrated, be of comparable quality as determined by the Manager.

Banking Industry Concentration

To the extent the Portfolio’s investments are concentrated in the banking industry the Portfolio will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Adverse changes in economic and regulatory developments affecting the banking industry could affect the ability of the banks to meet their obligations.  Such adverse economic changes may include substantial losses on loans, increases in non-performing assets and charge-offs and declines in total deposits.  The activities of U.S. banks and most foreign banks are subject to comprehensive regulations which, in the case of U.S. regulations, have undergone substantial changes in the past decade and are currently subject to legislative and regulatory scrutiny.  The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operations and profitability of U.S. and foreign banks.  Significant developments in the U.S. banking industry have included increased competition from other types of financial institutions, increased acquisition activity and geographic expansion.  Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the market for real estate.  Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.  The Portfolio, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.

Commercial Paper

Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies.  Although commercial paper is generally unsecured, the Portfolio may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, the Portfolio may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Portfolio would take steps to dispose of such securities or investments in a commercially reasonable manner.

Foreign Securities

The Portfolio may invest in certain foreign securities.  Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks from those affecting obligations of United States domestic issuers.  There may be limited publicly available information with respect to foreign issuers and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.  Foreign securities markets have substantially less volume than national securities exchanges and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies.  Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States.  Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolio by domestic companies.  Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, the possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits and the possible adoption of foreign governmental restrictions such as exchange controls.

Privately Placed Securities

The Portfolio may invest in securities issued as part of privately negotiated transactions between an issuer and one or more purchasers.  Except with respect to certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities Act of 1933 (the “Securities Act”) and securities subject to Rule 144A of the Securities Act which are discussed below, these securities are typically not readily marketable, and therefore are considered illiquid securities.  The price the Portfolio pays for illiquid securities, and any price received upon resale, may be lower than the price paid or received for similar securities with a more liquid market.  Accordingly, the valuation of privately placed securities by the Portfolio will reflect any limitations on their liquidity.  As a matter of policy, the Portfolio will not invest more than 5% of the market value of the total assets of the Portfolio in repurchase agreements maturing in over seven days and other illiquid investments.  The Portfolio may purchase securities that are not registered (“restricted securities”) under the Securities Act, but can be offered and sold to “qualified institutional buyers” under Rule 144A of the Securities Act.  The Portfolio may also purchase certain commercial paper issued in reliance on the exemption from regulations in Section 4(2) of the Securities

4

Act (“4(2) Paper”).  However, the Portfolio will not invest more than 5% of its net assets in illiquid investments, which include securities for which there is no ready market, securities subject to contractual restriction on resale, certain investments in asset-backed and receivable-backed securities and restricted securities (unless, with respect to these securities and 4(2) Paper, the Fund’s Trustees continuously determine, based on the trading markets for the specific restricted security, that it is liquid).  The Trustees may adopt guidelines and delegate to the Manager the daily function of determining and monitoring liquidity of restricted securities and 4(2) Paper.  The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations.

Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will develop, the Trustees will carefully monitor the Portfolio’s investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information.  This investment practice could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Borrowings

The Portfolio may not borrow money unless the borrowing does not exceed 10% of the total market value of the assets of the Portfolio with respect to which the borrowing is made (determined at the time of borrowing but without giving effect thereto) and the money is borrowed from one or more banks as a temporary measure for extraordinary or emergency purposes or to meet unexpectedly heavy redemption requests.  Furthermore, the Portfolio will not make additional investments when borrowings exceed 5% of the value of the Portfolio’s net assets.  Provisions of the 1940 Act require a fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Portfolio’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.  Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements.

General

The Portfolio intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). For the Portfolio to so qualify, at the close of each quarter of the taxable year, in addition to other requirements, at least 50% of the value of its total assets must consist of cash, government securities, regulated investment company securities and other securities.  The other securities must be limited in respect of any one issuer to not more than 5% in value of the total assets of the Portfolio and to not more than 10% of the outstanding voting securities of the issuer. In addition, at the close of each quarter of its taxable year, not more than 25% in value of the Portfolio’s total assets may be invested in securities (other than Government securities or regulated investment company securities) of one issuer or of two or more issuers which the Portfolio controls and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The limitations described in this paragraph regarding qualification as a “regulated investment company” are not fundamental policies and may be revised if applicable federal income tax requirements are revised. (See “Taxation of the Portfolio” herein.)

In addition to the above description of securities in which the Portfolio may invest, the Portfolio may if permitted by applicable law and/or pursuant to exemptive relief, sell its shares to investment companies that are advised by the Manager for investment of such investment companies daily cash balances.

Non-Fundamental Investment Restrictions

The Portfolio will not acquire any of the following securities, under normal market conditions.  If the Portfolio does acquire any of the following securities, it will not acquire such securities in excess of 5% of the Portfolio’s total net assets.

(i)            Asset-Backed Commercial Paper and Other Asset-Backed Securities

The Portfolio may invest in asset-backed securities that represent fractional interests in pools of retail installment loans, both secured, such as certificates for automobile receivables (“CARS”), and unsecured, or leases or fractional interests in pools of revolving credit card receivables (“CARDS”), both secured and unsecured, as well

5

as other asset-backed securities. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying automobile sales contracts, leases or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Prepayment rates vary widely and may be affected by changes in market interest rates. It is not possible to accurately predict the average life of a particular pool of loans or receivables and reinvestment of principal may occur at higher or lower rates than the original yield. Therefore, the actual maturity and realized yield on asset-backed securities will vary based upon the prepayment experience of the underlying pool of loans or receivables. Prepayment of principal during periods of declining interest rates may reduce the yield of the Portfolio, since the fund may be forced to reinvest any pre-paid principal in lower yielding securities. Certificate holders may also experience delays in payment on the certificates or losses if the full amounts due on underlying loans, leases or receivables are not realized because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Asset-backed commercial paper (“ABCP”) typically refers to a debt security with an original term to maturity of up to 270 days, the payment of which is supported by cash flows from underlying assets, or one or more liquidity or credit support providers, or both. Assets backing ABCP, which may be included in revolving pools of assets with large numbers of obligors, include credit card, car loan and other consumer receivables and home or commercial mortgages, including subprime mortgages. The repayment of ABCP issued by a conduit depends primarily on the cash collections received from the conduit’s underlying asset portfolio and the conduit’s ability to issue new ABCP. Therefore, there could be losses to the Portfolio investing in ABCP in the event of credit or market value deterioration in the conduit’s underlying portfolio, mismatches in the timing of the cash flows of the underlying asset interests and the repayment obligations of maturing ABCP, or the conduit’s inability to issue new ABCP. To protect investors from these risks, ABCP programs may be structured with various protections, such as credit enhancement, liquidity support and commercial paper stop-issuance and wind-down triggers. However there can be no guarantee that these protections will be sufficient to prevent losses to investors in ABCP.

Some ABCP programs provide for an extension of the maturity date of the ABCP if, on the related maturity date, the conduit is unable to access sufficient liquidity by issuing additional ABCP. This may delay the sale of the underlying collateral and the Portfolio may incur a loss if the value of the collateral deteriorates during the extension period. Alternatively, if collateral for ABCP deteriorates in value, the collateral may be required to be sold at inopportune times or at prices insufficient to repay the principal and interest on the ABCP. ABCP programs may provide for the issuance of subordinated notes as an additional form of credit enhancement. The subordinated notes typically are of a lower credit quality and have a higher risk of default. If the Portfolio purchases these subordinated notes, it will therefore have a higher likelihood of loss than investors in the senior notes.

Consistent with the Portfolio’s investment objective and policies the Portfolio may also invest in other types of asset-backed and receivable-backed securities.

(ii)           Collateralized Loan Agreements.

The Portfolio may purchase from banks participation certificates in all or part of specific holdings of other debt obligations (including corporate loans).  Where the institution issuing the participation certificates does not meet the Portfolio’s quality standards, the participation certificates may be backed by an irrevocable letter of credit or guarantee that the Manager has determined meets the prescribed quality standards of the Portfolio.  Thus, even if the credit of the selling bank does not meet the quality standards of a Portfolio, the credit of the entity issuing the credit enhancement will.  The Portfolio will have the right to sell the participation certificates back to the bank for the full principal amount of the Portfolio’s interest in the debt obligation plus accrued interest, but only (1) as required to provide liquidity to the Portfolio, (2) to maintain the quality standards of the Portfolio’s investment portfolio or (3) upon a default under the terms of the debt obligation.  The selling bank may receive a fee from the Portfolio in connection with the arrangement.  When purchasing bank participation certificates, the Portfolio will treat both the bank and the underlying borrower as the issuer of the instrument for the purpose of complying with the diversification requirement of the investment restrictions discussed below.

(iii)            Loan Participation Interests.

The Portfolio may invest in loan participation interests.  A loan participation interest represents a pro rata undivided interest in an underlying bank loan.  Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan.  The purchaser of an interest, meaning the Portfolio, generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying

6

borrowers and not by the banks selling the interests.  If the Portfolio invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Manager to be liquid investments.  If the Portfolio invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Manager to be illiquid investments and therefore subject to the Portfolio’s fundamental restriction limiting investments in illiquid securities to not more than 5% of net assets.

A loan is often administered by an agent bank acting as agent for all holders, as specified in the loan agreement.  In addition, the agent bank is normally responsible for the collection of principal and interest payments from the borrower and the apportionment of these payments to the credit of all institutions which are parties to the loan agreement.  Unless, under the terms of the loan, the Portfolio has direct recourse against the borrower, the Portfolio may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against the borrower.

A financial institution’s employment as agent bank might be terminated in the event that it fails to observe a requisite standard of care or becomes insolvent.  A successor agent bank would generally be appointed to replace the terminated agent bank, and assets held by the agent bank under the loan agreement should remain available to holders of such indebtedness.  However, if assets held by the agent bank for the benefit of the Portfolio were determined to be subject to the claims of the agent bank’s general creditors, the Portfolio might incur certain costs and delays in realizing payment on a loan participation and could suffer a loss of principal and/or interest.

The Portfolio is diversified and limits the amount of its total assets that it will invest in any one issuer and the amount of its total assets that it will invest in issuers within the same industry (see “Investment Restrictions”).  For purposes of these limits, the Portfolio generally will treat the borrower as the “issuer” of indebtedness held by the Portfolio.  In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Portfolio and the borrower, if the participation does not shift to the Portfolio the direct debtor-creditor relationship with the borrower, the Portfolio will treat both the lending bank or other lending institution and the borrower as “issuers”.  Treating a financial intermediary as an issuer of indebtedness may restrict the Portfolio’s ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries

Investment Restrictions

The Portfolio has adopted the following fundamental investment restrictions. They may not be changed unless approved by a majority of the outstanding shares of the Portfolio.  The term “majority of the outstanding shares” of the Portfolio means the vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Portfolio.  The Portfolio may not:

(1)	invest in securities of companies that have conducted operations for less than three years, including the operations of predecessors;

(2)
invest in or hold securities of any issuer if officers and Trustees of the Portfolio or Natixis Global Asset Management, L.P., the managing member of the Manager, individually own beneficially more than ½ of 1% of the issuer’s securities or in the aggregate own more than 5% of the issuer’s securities; and

(3)	make investments for the purpose of exercising control over any issuer or other person;

(4)	purchase securities having voting rights at the time of purchase;

(5)	purchase securities of other investment companies, except in connection with a merger, acquisition, consolidation or reorganization involving the Portfolio;

(6)
invest in real estate (other than debt obligations secured by real estate or interests therein or debt obligations issued by companies which invest in real estate or interests therein), commodities, commodity contracts, commodity options, interests in oil or gas or interests in other mineral exploration or development programs;

(7)
invest in commodities, commodity contracts, commodity options, interests and leases in oil, gas or other mineral exploration or development programs (the Portfolio may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals);

(8)	purchase restricted securities in excess of the percentage limitations set forth in restriction (12) below; provided, however, that restricted securities shall not include privately placed securities

7

                that are exempt from registration under Section 4(2) or Rule 144A of the Securities Act, or purchase securities on margin;

(9)	make short sales of securities or intentionally maintain a short position in any security or write, purchase or sell puts, calls, straddles, spreads or any combination thereof;

(10)	act as an underwriter of securities;

(11)	issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security in connection with any permitted borrowings;

(12)
acquire securities that are not readily marketable or repurchase agreements calling for resale within more than seven days if, as a result thereof, more than 5% of the value of its net assets would be invested in such illiquid securities;

(13)
invest more than 5% of the total market value of the Portfolio’s assets (determined at the time of the proposed investment and giving effect thereto) in the securities of any one issuer other than the United States Government, its agencies or instrumentalities;

(14)
invest less than 25% of its assets in obligations issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Portfolio may invest less than 25% of its assets in bank obligations;

(15)
with respect to 75% of the value of the Portfolio’s total assets, the Portfolio may not invest more than 10% of its assets in securities that are subject to underlying puts from the same institution, and no single bank shall issue its letter of credit and no single financial institution shall issue a credit enhancement covering more than 10% of the total assets of the Portfolio.  However, the Portfolio may only invest more that 10% of its assets in securities subject to puts from the same institution if such puts are issued by a non-controlled person (as defined in the 1940 Act);

(16)
make loans except through (i) the purchase of debt obligations in accordance with its investment objectives and policies, (ii) the use of repurchase agreements, or (iii) the making of loans to affiliated funds as permitted by the 1940 Act, the rules and regulations thereunder, or by guidance regarding, and interpretations of, or exemptive orders under, the 1940 Act;

(17)	borrow money, except as otherwise provided herein and permissible under the 1940 Act; and

(18)	pledge, mortgage, assign or encumber any of its assets except to the extent necessary to secure a borrowing permitted by clause (18) made with respect to the Portfolio.

If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of the Portfolio’s assets will not constitute a violation of such restriction.

Disclosure of Portfolio Holdings

The Fund’s Board of Trustees has adopted the Manager’s policies and procedures relating to the disclosure of Fund portfolio holdings information (the “Policy”).  The Policy prohibits the disclosure of portfolio holdings unless: (1) the disclosure is in response to a regulatory request and the Chief Compliance Officer (“CCO”) of the Fund has authorized such disclosure; (2) the disclosure is to a mutual fund rating or statistical agency or person performing similar functions where there is a legitimate business purpose for such disclosure and such entity has signed a confidentiality or similar agreement, where available, with the Fund or its agents and the CCO of the Fund has authorized such disclosure (procedures to monitor the use of any non-public information by these entities may include (a) annual certifications relating to the confidentiality of such information or (b) the conditioning of the receipt of such information upon the entity agreeing to maintain the confidentiality of the information, along with other representations, where such representations accompany the transmittal of the information); (3) the disclosure is made to parties involved in the investment process, administration or custody of the Fund, including its Board of Trustees; (4) the disclosure is in connection with (a) a monthly, quarterly, semi-annual or annual report that is available to the public or (b) other periodic disclosure that is publicly available; or (5) the disclosure is made pursuant to prior written approval of the CCO of the Fund.  The Manager shall not accept on behalf of itself, its affiliates or the Fund any compensation or other consideration in connection with the disclosure of portfolio holdings of such Fund.  Any disclosure made pursuant to Item 5 above is reported to the Board at the next quarterly meeting.  This Policy may change at any time without prior notice to shareholders.

8

Subject to the Fund’s policies described in Item 2 above, the Manager and/or the Fund maintain ongoing arrangements with the following rating or statistical agencies or agencies providing similar functions pursuant to which non-public information about the Fund’s portfolio securities holdings, including information derived from such holdings (e.g., breakdown of portfolio holdings by securities type, percentage of holdings subject to alternative minimum tax, weighted average maturity of the portfolio, etc.), may be provided:

Entity and Type of Information	Frequency	Lag Time
iMoneyNet, Inc. (information derived from the portfolio)	Weekly	1 business day lag
Investment Company Institute (information derived from the portfolio)	Monthly	10 business day lag
Lipper, Inc. (information derived from the portfolio)	Quarterly	15 calendar day lag

In addition, portfolio holdings information may be provided to the Fund’s service providers on an as-needed basis in connection with the services provided to the Fund by such service providers.  Information may be provided to these parties without a time lag.  Service providers that may be provided with information concerning the Fund’s portfolio holdings include the Manager and its affiliates, legal counsel, independent registered public accounting firm, custodian, fund accounting agent, and financial printers.  Portfolio holdings information may also be provided to the Fund’s Board of Trustees.

The entities to whom the Fund provides portfolio holdings information, either by explicit arrangement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information provided.  Neither the Fund nor the Manager or its affiliates receives any compensation or other consideration in connection with these ongoing arrangements.  There can be no guarantee that the Policy will be effective in preventing the potential misuse of confidential information regarding the Fund’s portfolio holdings by individuals or entities in possession of such information.

III. MANAGEMENT OF THE FUND

The Fund’s Board of Trustees, which is responsible for the overall management and supervision of the Fund, employs the Manager to serve as investment manager of the Fund.  The Manager provides persons satisfactory to the Fund’s Board of Trustees to serve as officers of the Fund.  Due to the services performed by the Manager, the Fund currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The following table shows the Trustees and executive Officers of the Fund and their principal occupations during the past five years.  Unless otherwise specified, the address of each of the following persons is 1411 Broadway, 28th Floor, New York, New York 10018.

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Trustees and Officers Information

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Disinterested Trustees:
Albert R. Dowden, 1941	Trustee	Since 2006	Corporate Director/Trustee for Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation and Invesco Funds.	Director/Trustee of six portfolios	Director/Trustee for Natures Sunshine Products, Inc., Annuity & Life Re (Holdings) Ltd., Boss Group, Ltd., Homeowners of America Holding Corporation, Invesco Funds and The Boss Group, Ltd..
Carl Frischling, Esq., 1937	Trustee	Since 2006	Partner of Kramer Levin Naftalis & Frankel LLP (a law firm) since 1994	Director/Trustee of six portfolios	Director of Invesco Funds.
Edward A. Kuczmarski, 1949	Trustee	Since 2006	Certified Public Accountant and Partner of Crowe Horwath LLP (formerly Hays & Company before merger in 2009) since 1980.	Director/Trustee of seven portfolios	Trustee of the Empire Builder Tax Free Bond Fund and Director of ISI Funds.
William Lerner, Esq., 1936	Trustee	Since 2006	Self-employed consultant to business entities and entrepreneurs for corporate governance, corporate secretarial services, legal and securities matters	Director/Trustee of six portfolios	Director and Chairman of Governance Committee of MTM Technologies, Inc.
Dr. W. Giles Mellon, 1931	Trustee	Since 1987	Professor Emeritus of Business Administration in the Graduate School of Management, Rutgers University with which he has been associated with since 1966	Director/Trustee of six portfolios	None
Robert Straniere, Esq., 1941	Trustee	Since 1987
Owner, Straniere Law Firm since 1980, NYS Assemblyman from 1981 to 2004, Partner, Gotham Global Group since June 2005.  President, NYC Hot Dog Co., since November 2005. Counsel at Fisher & Fisher from 1995 to 2006. Partner, Hantor-Davidoff law firm, 2006 to 2007.  Administrative Law Judge, 2009
				Director/Trustee of six portfolios	Director of RRB Funds
Dr. Yung Wong, 1938	Trustee	Since 1987	Managing Director of Abacus Associates, an investment firm, since 1996.	Director/Trustee of six portfolios	Director of KOAH, Inc. and Director of the Senior Network.

10

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee
Interested Trustees:
Steven W. Duff, 1953	Trustee2 President and Trustee	Since 1994 1994 to 2007
Executive Vice President, Chief Investment Officer and Member of Reich & Tang Asset Management, LLC (“RTAM, LLC”), a registered Investment Advisor.  Mr. Duff has been associated with RTAM, LLC since 1994.  Mr. Duff is also Director/Trustee of two other funds in the Reich & Tang Fund Complex and serves as a Director of Reich & Tang Distributors, Inc.  Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.
				Director/Trustee of seven portfolios	None
Michael P. Lydon, 1963	President and Trustee2 Vice President	Since 2007 2005 - 2007
President, Chief Executive Officer and Member of RTAM, LLC.   Associated with RTAM, LLC since January 2005.  Mr. Lydon is also President and Director/Trustee of one other fund in the Reich & Tang Fund Complex, President of New York Daily Tax Free Income Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.  Mr. Lydon also serves as Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC, Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director for Reich & Tang Services, Inc., and President, Chief Executive Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC..  Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.
				Director/Trustee ofsix portfolios	None

11

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served1	Principal Occupation(s) During Past 5 Years
Interested Officers:
Christopher Brancazio, 1965	Chief Compliance Officer and AML Officer	Since 2007
Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM, LLC.  Mr. Brancazio has been associated with RTAM LLC since September 2007. Mr. Brancazio is also Chief Compliance Officer and AML Officer of three other funds in the Reich & Tang Fund Complex.  Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.  From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management.  From March 2002 to February 2007.  Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds. .

Esther Cheung, 1980	Vice President and Assistant Treasurer	Since 2010
Head of Fund Accounting for RTAM, LLC.  Ms. Cheung is also Vice President/Assistant Treasurer of one other fund and Treasurer and Assistant Secretary of two other funds in the Reich & Tang Fund Complex.  Ms. Cheung has been associated with RTAM, LLC since June 2010.  From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG, LLP.

Richard De Sanctis, 1956	Vice President	Since 2005
Executive Vice President and Chief Operating Officer of RTAM, LLC.  Associated with the Manager since 1990. Mr. De Sanctis is also Vice President of three other funds in the Reich & Tang Fund Complex.  Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, and Executive Vice President, Chief Operating Officer and Director of Reich & Tang Distributors, Inc. and Reich & Tang.

Chris Gill, 1964	Vice President	Since 2008
Senior Vice President and Assistant Secretary of RTAM LLC. Mr. Gill has been associated with RTAM LLC and its predecessor since February 1994. Mr. Gill is also Vice President of three other funds in the Reich & Tang Fund Complex. Mr. Gill is a Senior Vice President and Director of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc., Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President of Stable Custody Group LLC and Stable Custody Group II LLC.

Joseph Jerkovich, 1968	Treasurer and Assistant Secretary Vice President	Since 2008 2007 to 2008
Senior Vice President and Chief Financial Officer of RTAM, LLC. Mr. Jerkovich has been Associated with RTAM, LLC since September 2004. Mr. Jerkovich also serves as Treasurer and Assistant Secretary of one other fund and Vice President of two funds in the Reich & Tang Fund Complex. Mr. Jerkovich also serves as Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Chief Financial Officer of Reich & Tang Distributors, Inc., Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., Senior Vice President, Chief Financial Officer, Treasurer and Member of Stable Custody Group LLC and Stable Custody Group II LLC.

Christine Manna, 1970	Secretary	Since 2007
Vice President and Secretary of RTAM, LLC. Ms. Manna is also Secretary of three other funds in the Reich & Tang Fund Complex. Ms. Manna has been associated with RTAM, LLC and its predecessors since June 1995. Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.

Robert Rickard, 1969	Vice President	Since 2007
Senior Vice President of RTAM LLC and Reich & Tang Distributors, Inc.  Associated with RTAM, LLC since December 1991. Mr. Rickard is also Vice President of three other funds in the Reich & Tang Fund Complex.

1
Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s Declaration of Trust, as amended, and Amended and Restated By-Laws.  Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

2	Steven W. Duff and Michael P. Lydon may be deemed interested persons of the Fund, as defined in the 1940 Act, due to their affiliation with the Manager.

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The Role of the Board

The Board of Trustees (the “Board”) oversees the management and operations of the Daily Income Fund (the “Fund”).  Like most mutual funds, the day-to-day management and operation of the Fund is performed by various service providers to the Fund, such as the Fund’s Manager, Distributor, Custodian, and Transfer Agent, each of which is discussed in greater detail in this Statement of Additional Information.  In supervising the Fund’s operations and delegating special responsibilities involving portfolio management to the Manager, the Board established a Statement of Procedures as to Valuation of Portfolio Securities for the Fund (the “Rule 2a-7 Procedures”) in accordance with Rule 2a-7 of the 1940 Act, which are reasonably designed, taking into account current market conditions and the Fund’s investment objectives, to stabilize the Fund’s net asset value per share, as computed for the purposes of distribution, redemption and repurchase, at a single $1 per share value.

The Board has appointed senior employees of the Manager as officers of the Fund, with responsibility to monitor and report to the Board on the Fund’s operations.  The Board receives quarterly reports from these officers and the Fund’s service providers regarding the Fund’s operations.  For example, consistent with the Fund’s Rule 2a-7 Procedures, the Board receives reports on the Fund’s investment portfolio and the Manager confirms that all portfolio investments meet the high quality credit, minimal credit risk and maturity requirements under Rule 2a-7 of the 1940 Act.  The Manager also provides a monthly mark-to-market report to confirm that the weekly deviation between the Fund’s market value and amortized cost value was within the limits allowable under Rule 2a-7 of the 1940 Act.  The Manager also provides periodic updates to the Board regarding general market conditions and the impact that these market conditions may have on the Fund.  The Board has appointed a Chief Compliance Officer who administers the Fund’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Fund operations.  The Board also holds special meetings when necessary and from time to time one or more members of the Board may also consult with management in less formal settings, between scheduled “Board Meetings”, to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Fund and its oversight role does not make the Board a guarantor of the Fund’s investments, operations or activities.

Board Structure, Leadership

The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively.  It has established three standing committees, an Audit Committee, a Nominating Committee and a Compliance Committee, which are discussed in greater detail under “Management of the Fund – Board Committees” below.  More than 75% of the members of the Board are Independent Trustees and each of the Audit, Nominating and Compliance Committee is comprised entirely of Independent Trustees.  The Chairman of the Board is an Executive Vice President and the Chief Investment Officer of the Manager and was previously the Chief Executive Officer of the Manager (“CEO”) for 15 years.  The Board has a Lead Independent Trustee, who acts as the primary liaison between the Independent Trustees and management.  The Independent Trustees, including the Lead Independent Trustee help identify matters for consideration by the Board and the Lead Independent Trustee regularly participates in the agenda setting process for Board Meetings.  The Independent Trustees have also engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Fund.  The Board reviews its structure annually.  In developing its structure, the Board has considered that the Chairman of the Board, as the Chief Investment Officer and former CEO of the Manager, can provide valuable input based on his tenure with the Manager and experience in the types of securities in which the Fund invests. The Board has also determined that the structure of the Lead Independent Trustee and the function and composition of the Audit, Nominating and Compliance Committees are appropriate means to provide effective oversight on behalf of Fund shareholders and address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.

Board Oversight of Risk Management

The Board of Trustees oversees various elements of risk relevant to the business of the Fund.  Risk is a broad category that covers many areas, including, without limitation, financial and investment risk, compliance risk, business and operational risk and personnel risk.  The Board and its Committees receive and review various reports on such risk matters and discuss the results with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements, Board oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Treasurer and the Fund’s independent public accounting firm and, when appropriate, with other personnel of the Manager to discuss, among other things, the internal control structure of the Fund’s financial reporting function as well as other accounting issues.  The Compliance Committee meets with the Chief Compliance Officer to discuss compliance risks relating to the Fund, the Manager and the other service providers.  The full Board receives reports from the Manager as to investment risks as well as other risks.  The full Board also receives reports from the Audit

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Committee and Compliance Committee regarding the risks discussed during those committee meetings.  In addition, the full Board receives reports from the Internal Audit Group of the Manager’s parent company.  The Board relies heavily on these reports as they detail all of the relevant risks related to the Manager regarding the Fund’s business, including, any steps taken to remedy any identified deficiencies.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills

The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as a Trustee of the Fund in light of the Fund’s business and structure.  In addition to a demonstrated record of business and/or professional accomplishment, most of the Trustees have served on boards for organizations other than the Fund, and have served on the Board for a number of years.  They therefore have substantial board experience and, in their service to the Fund, have gained substantial insight as to the operation of the Fund and have demonstrated a commitment to discharging oversight duties as trustees in the interests of shareholders.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and individual Trustees is reviewed.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Fund.

In addition to the information provided in the charts above, certain additional information regarding the Trustees and their Trustee Attributes is provided below. The information is not all-inclusive. Many Trustee Attributes involve intangible elements, such as intelligence, integrity and work ethic, along with the ability to work together, to communicate effectively, to exercise judgment and ask incisive questions, and commitment to shareholder interests.

Mr. Dowden has experience serving on the boards of both private and public companies of all sizes.  In serving on these boards, Mr. Dowden has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Dowden also served for many years as a senior executive of Volvo Group North America, including as President and Chief Executive Officer.  Mr. Dowden’s experience in these roles has exposed him to many of the business challenges which any business will face.  Mr. Dowden also practiced securities law and has a strong background in securities regulation.  Mr. Dowden has over 25 years of experience on the boards of directors/trustees of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Duff is an Executive Vice President and the Chief Investment Officer of the Manager and was previously the CEO for 15 years.  As Chief Investment Officer, Mr. Duff has intimate knowledge of the Manager and the Fund, its operations, personnel and financial resources.  His position of responsibility at the Manager, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Fund.  Mr. Duff has over 16 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Frischling, Esq. has been involved in the investment company industry for over 43 years.  Mr. Frischling served as general counsel and chief administrative officer for a mutual fund complex for nine years.  Mr. Frischling currently, and has for the last 34 years, advised mutual funds and boards of directors on all aspects of investment company regulation.  Mr. Frischling also currently serves as a board member of the Mutual Fund Directors Forum and was previously a member of the board of the Investment Company Institute.  Mr. Frischling’s experience in these roles has exposed him to the various issues involved with mutual funds.  Mr. Frischling has over 26 years of experience on the boards of directors/trustees of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Kuczmarski has financial accounting experience as a Certified Public Accountant.  Mr. Kuczmarski also currently serves as a director/trustee of other mutual funds.  In serving on these boards, Mr. Kuczmarski has come to understand and appreciate the role of a director and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Kuczmarski has over 26 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Lerner, Esq. is a former Branch Chief Enforcement Attorney with the Securities and Exchange Commission.  Mr. Lerner is also a former officer and director of compliance for the American Stock Exchange.  Mr. Lerner has experience as an attorney for a brokerage and investment banking firm and had extensive SEC practice experience as an attorney.  In addition, Mr. Lerner served as an arbitrator for the Financial Regulatory Authority, Inc.  Mr. Lerner also has extensive experience as a director for public companies.  In serving on these boards, Mr. Lerner has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Lerner has over 10

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years of experience on the boards of directors/trustees of the Reich & Tang funds or their predecessor funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Lydon is the President and Chief Executive Officer of the Manager.  As President and Chief Executive Officer, Mr. Lydon has intimate knowledge of the Manager and the Fund, its operations, personnel and financial resources.  His position of responsibility at the Manager, in addition to his knowledge of the firm, has been determined to be valuable to the Board in its oversight of the Fund.  Mr. Lydon has over 6 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Dr. Mellon has financial and economic experience from his time as a professor of finance and economics at the Graduate School of Management at Rutgers University.  Dr. Mellon has over 30 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Mr. Straniere, Esq. has over 25 years of experience as a director of a wide variety of mutual funds.  In serving on these boards, Mr. Straniere has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Mr. Straniere also served on the New York State Assembly Ways and Means Committee and was responsible for fiscal and budget analysis.  Mr. Straniere has over 25 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Dr. Wong has experience managing investment funds for corporations, insurance companies and pension funds.  Dr. Wong has board experience for private companies.  Dr. Wong has also served as a director for another mutual fund complex.  In serving on these boards, Dr. Wong has come to understand and appreciate the role of a director/trustee and has been exposed to many of the challenges facing a board and the appropriate ways of dealing with those challenges.  Dr. Wong has over 30 years of experience on the boards of directors/trustees of the Reich & Tang funds and therefore understands the regulation, management and oversight of money market funds.

Board Committees

The Board has an Audit Committee that meets at least annually to assist the Board in selecting, overseeing and approving the compensation of the Fund’s independent registered public accounting firm. The Audit Committee is responsible for pre-approving all audit or non-audit services performed by the independent registered public accounting firm for the Fund and for pre-approving certain non-audit services performed by the independent registered public accounting firm for the Manager and certain control persons of the Manager. The Audit Committee also meets with the Fund’s independent registered public accounting firm to review the Fund’s financial statements and to report on its findings to the Board, and to provide the independent registered public accounting firm the opportunity to report on various other matters. The Audit Committee is chaired by Edward A. Kuczmarski, with Albert R. Dowden and Dr. W. Giles Mellon serving as members. The Audit Committee met six times during the fiscal year ended March 31, 2011.

The Board also has a Nominating Committee comprised of Albert R. Dowden, Carl Frischling, Edward A. Kuczmarski, William Lerner, Dr. W. Giles Mellon, Robert Straniere and Dr. Yung Wong to whose discretion the selection and nomination of Trustees who are not “interested persons,” as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not meet during the fiscal year ended March 31, 2011.  Nominees recommended by shareholders are considered by the Nominating Committee to the extent required by applicable law.

The Board also has a Compliance Oversight Committee.  The Compliance Oversight Committee is chaired by William Lerner, with Carl Frischling and Robert Straniere serving as members.  The Compliance Oversight Committee is responsible for reviewing compliance related matters raised by the Fund’s Chief Compliance Officer.  The Compliance Oversight Committee met four times during the fiscal year ended March 31, 2011.

In addition to serving on the Fund’s Nominating Committee, Dr. Yung Wong, the Fund’s Lead Independent Trustee will attend Audit Committee meetings and Compliance Oversight Committee meetings at his discretion.

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The following table shows the dollar range of Fund shares beneficially owned by each Trustee as of December 31, 2010:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee or Nominee in Family of Investment Companies
Disinterested Trustees:
Albert R. Dowden	None	None
Carl Frischling	Over $100,000 (RNT Natixis Liquid Prime)	Over $100,000
Edward A. Kuczmarski	$10,001 - $50,000 (Money Market Portfolio)	$10,001 - $50,000
William Lerner	None	None
Dr. W. Giles Mellon	$10,001 - $50,000 (Money Market Portfolio) Over $100,000 (U.S. Treasury Portfolio) $10,001 - $50,000 (Municipal Portfolio)	Over $100,000
Robert Straniere	$1 - $10,000 (Money Market Portfolio)	$1 - $10,000
Dr. Yung Wong	Over $100,000 (Money Market Portfolio)	Over $100,000
Interested Trustees:
Steven W. Duff	Over $100,000 (Money Market Portfolio)	Over $100,000
Michael P. Lydon	$10,001 - $50,000 (Money Market Portfolio)	$10,001 - $50,000

The Fund paid an aggregate remuneration of $588,528 to its Trustees with respect to the period ended March 31, 2011, all of which consisted of Trustees’ fees paid to the eight disinterested Trustees, pursuant to the terms of the Investment Management Contract (See “Investment Advisory and Other Services” herein).

The Trustees of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Effective January 1, 2011, each Independent Trustee receives an annual retainer of $60,000 and a fee of $3,750 for each Board of Trustees meeting attended.  Each Independent Trustee will also receive a fee of up to $1,500 at the discretion of the Lead Independent Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting.  In addition, the Lead Independent Trustee will receive an additional annual fee of $13,800, payable quarterly and the Audit Committee Chairman and Compliance Committee Chairman will each receive an additional annual fee of $9,200, payable quarterly.  Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among certain funds in the Reich & Tang Fund complex. The Independent Trustees’’ fees will be allocated among the Fund and the California Daily Tax Free Income Fund, Inc., in accordance with the Manager's discretion. Trustees who are affiliated with the Manager do not receive compensation from the Fund. (See "Compensation Table.")

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Compensation Table

Name of Person, Position	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund and Fund Complex Paid to Trustees*
Albert R. Dowden, Trustee	$72,208	$0	$0	$75,750 (6 Funds)
Carl Frischling, Trustee	$70,707	$0	$0	$72,750 (6 Funds)
Edward A. Kuczmarski, Trustee	$81,149	$0	$0	$97,450 (7 Funds)
William Lerner, Trustee	$99,386	$0	$0	$102,250 (6 Funds)
Dr. W. Giles Mellon, Trustee	$72,208	$0	$0	$75.750 (6 Funds)
James L. Schultz, Trustee **	$36,543	$0	$0	$37,500 (6 Funds)
Robert Straniere, Trustee	$70,707	$0	$0	$72,750 (6 Funds)
Dr. Yung Wong, Trustee	$85,620	$0	$0	$88,050 (6 Funds)

    *     The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 2011.  The parenthetical number represents the number of investment companies (including the Fund) from which the Trustees receive compensation.  A Fund is considered to be in the same Fund complex if among other things, it shares a common investment adviser with the Fund.

**       Mr. James L. Schultz resigned as a disinterested trustee as of December 2, 2010, and as such, Mr. Schultz’ compensation was pro-rated for his time served in 2010.

Information about Proxy Voting

Information regarding the Fund’s proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year.  The Fund’s Form N-PX is available without charge, upon request, by calling the Fund toll free at (888) 226-5504 and on the SEC’s website (http//www.sec.gov).  The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

IV. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

On June 30, 2011 there were 131,500,020 shares of the Treasurer Class outstanding and 409 shares of the Liquidity Class outstanding. As of June 30, 2011, the amount of shares owned by all officers and trustees of the fund as a group was less than 1% of the outstanding shares of the fund. Set forth below is certain information as to the persons who owned 5% or more of the Fund’s outstanding shares as of June 30, 2011:

Name and Address	% of Class	Ownership
RNT Natixis Liquid Prime Portfolio – Treasurer Class
Daily Dollar International Fund, LTD, 87 Mary Street, Georgetown Grand Cayman, Cayman Islands	96.71%	Beneficial

RNT Natixis Liquid Prime Portfolio – Liquidity Class
Natixis Global Asset Management, LLP Attn: Susan Furtado 399 Boylston Street, 13th floor Boston, MA 02116	99.93%	Beneficial

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V. INVESTMENT ADVISORY AND OTHER SERVICES
The investment manager for the Fund is Reich & Tang Asset Management, LLC, a Delaware limited liability company with principal offices at 1411 Broadway, 28th Floor, New York, New York 10018.  The Manager was as of March 31, 2011, investment manager, adviser, or sub-adviser with respect to assets aggregating in excess of $12.6 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fourteen portfolios of registered investment companies, of which it acts as administrator for ten.

The Manager is a direct subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”). Natixis US is part of Natixis Global Asset Management, an international asset management group based in Paris, France, that is in turn principally owned by Natixis, a French investment banking and financial services firm.  Natixis is principally owned by BPCE, France’s second largest banking group.  BPCE is owned by banks comprising two autonomous and complementary retail banking networks consisting of the Caisse d’Epargne regional savings banks and the Banque Populaire regional cooperative banks.  An affiliate of the French Government is an investor in non-voting securities of BPCE and has limited, non-controlling representation on the supervisory board of BPCE as well as the right to convert certain shares into common equity of BPCE at a future time.  The registered address of Natixis is 30, avenue Pierre Mendès France, 75013 Paris, France.  The registered address of BPCE is 50, avenue Pierre Mendès France, 75013 Paris, France.

Natixis Global Asset Management’s assets under management totaled $772.5 billion as of June 30, 2011.

On September 16, 2010, the Board of Trustees, including a majority of the Trustees deemed as disinterested trustees under the 1940 Act (“Disinterested Trustees”), initially approved the Investment Management Contract for the Fund, on behalf of the Portfolio, for a term of two years.  The contract may be continued in force thereafter for successive twelve-month periods beginning in March 2012, provided that such continuance is specifically approved annually by a majority vote of the Portfolio’s outstanding voting securities or its Board of Trustees, and in either case by a majority of the Trustees who are not parties to the Investment Management Contract or interested persons of any such party, by votes cast in person at a meeting called for the purpose of voting on such matter.

Pursuant to the Investment Management Contract, the Manager manages the Portfolio and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board of Trustees of the Fund.  The Manager also provides persons satisfactory to the Board of Trustees of the Fund to serve as officers of the Fund.  Such officers, as well as certain other employees and trustees of the Fund, may be trustees, officers or employees of the Manager or its affiliates.

The Investment Management Contract is terminable without penalty by the Fund, on behalf of the Portfolio, on sixty days’ written notice when authorized either by a majority vote of its outstanding voting shares or by a vote of a majority of its Board of Trustees, or by the Manager on sixty days’ written notice, and will automatically terminate in the event of its assignment.  The Investment Management Contract provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Manager, or of reckless disregard of its obligations thereunder, the Manager shall not be liable for any action or failure to act in accordance with its duties thereunder.

Under the Investment Management Contract, the Portfolio will pay an annual management fee of 0.06% of the Portfolio’s average daily net assets. The fees are accrued daily and paid monthly.  For the fiscal year ended March 31, 2011, the Manager received management fees set forth in the table below:

	Management Fees
Fiscal Year March 31, 2011*	Payable	Waived	Paid
RNT Natixis Liquid Prime Portfolio	$17,175	$17,175	0
*The Portfolio commenced operations on December 1, 2010 for the Treasurer Shares and November 30, 2010 for the Liquidity Shares.

Pursuant to an Administrative Services Agreement with the Fund, on behalf of the Portfolio, the Manager also performs clerical, accounting supervision, office service and related functions for the Portfolio and provides the Portfolio with personnel to (i) supervise the performance of accounting related services by The Bank of New York Mellon, the Portfolio’s accounting agent, (ii) prepare reports to and filings with regulatory authorities, and (iii) perform such other services as the Portfolio may from time to time request of the Manager.  The personnel rendering such services may be employees of the Manager, of its affiliates or of other organizations.  For its services under the Administrative Services Contract, the Manager receives an annual fee of 0.02% of the

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Portfolio’s average daily net assets.  For the fiscal years ended March 31, 2011, the Manager received the administrative fees set forth in the table below:

	Administrative Fees
Fiscal Year March 31, 2011*	Payable	Waived	Paid
RNT Natixis Liquid Prime Portfolio	$5,725	$5,725	0
*The Portfolio commenced operations on December 1, 2010 for the Treasurer Shares and November 30, 2010 for the Liquidity Shares.

The Manager has agreed to waive fees and/or reimburse expenses in order to maintain Total Annual Fund Operating Expenses at 0.15% for the Treasurer Shares and 0.18% for the Liquidity Shares (the “Expense Caps”), respectively, until at least July 29, 2012.  Any portion of the total fees received by the Manager and its past profits may be used to provide shareholder services and for distribution of Portfolio shares.  In addition, in light of recent market conditions, the Manager may temporarily waive additional fees and/or reimburse additional expenses in an amount in excess of the amount required under the Expense Caps in an effort to maintain certain net yields.

The Manager at its discretion may waive its rights to any portion of the management fee or the administrative services fee and may use any portion of these fees for purposes of shareholder services and distribution of the Fund’s shares.  There can be no assurance that such fees will be waived in the future.

Investment management fees and operating expenses which are attributable to all Classes of the Portfolio will be allocated daily to each Class based on the percentage of outstanding shares at the end of the day.

Distribution and Shareholder Servicing Agreement

The Portfolio’s distributor is Reich & Tang Distributors, Inc. (the “Distributor”), a Delaware corporation with principal offices at 1411 Broadway, 28th Floor, New York, New York 10018, an affiliate of the Manager.

The Fund, on behalf of the Portfolio, has entered into a Distribution Agreement with the Distributor.  Under the Distribution Agreement, the Distributor, as agent for the Portfolio, will solicit orders for the purchase of the Portfolio’s shares, provided that any subscriptions and orders will not be binding on the Portfolio until accepted by the Portfolio as principal.  With respect to the Treasurer Shares and Liquidity Shares of the Portfolio, the Distributor receives a nominal amount (i.e. $1.00).  For fiscal year ended March 31, 2011, following voluntary fee waivers, the Shareholder Servicing Fees were fully waived.

The Fund, on behalf of the Portfolio, has entered into a Shareholder Servicing Plan with the Distributor.  Under the Shareholder Servicing Plan, the Distributor receives from the Portfolio a service fee equal to 0.03% per annum of the Treasurer Shares’ and 0.06% per annum of the Liquidity Shares’ average daily net assets (the “Shareholder Servicing Fee”) for providing or arranging for others to provide personal shareholder services and for the maintenance of shareholder accounts.  The Shareholder Servicing Fee is accrued daily and paid monthly.  Any portion of the fee may be deemed to be used by the Distributor for payments to Participating Organizations with respect to servicing their clients or customers who are Treasurer Shares or Liquidity Shares shareholders of the Portfolio.

The Manager, at its expense, may from time to time provide promotional incentives to Participating Organization who sell Fund shares.  The Distributor may also make payments from time to time from its own resources, which may include the shareholder service fee and past profits to pay the costs of, and to compensate others, including Participating Organizations with whom the Distributor has entered into written agreements, for performing shareholder servicing and related administrative functions.

The Distributor or an affiliate may, from time to time, at its expense and out of its own resources, make cash payments to some but not all Participating Organizations for shareholder services, as an incentive to sell shares of the Fund and/or to promote retention of their customers’ assets in the Treasurer Shares and Liquidity Shares of the Portfolio.  These payments may be referred to as “revenue sharing,” but do not change the price paid by investors to purchase the Portfolio’s shares or the amount the Portfolio receives as proceeds from such sales.  Revenue sharing payments may be to Participating Organizations that provide services to the Portfolio or its shareholders, including (without limitation) shareholder servicing, administration, accounting, transfer agency and/or distribution services.  The Distributor negotiates the level of payments described above to any particular Participating Organization with each firm, based on, among other things, the nature and level of services provided by such Participating Organization and the significance of the overall relationship of the Participating Organization to the Manager and its affiliates.  The amount of these payments may be significant and may create an incentive for the Participating Organization to sell shares of the Portfolio to you or to recommend one fund complex over another.  Please speak with your Participation Organization to learn more about payments made to them by the Distributor or its affiliates.  In addition, to the extent allowable under the Financial Industry Regulatory Authority

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(“FINRA”) rules and any other applicable regulations, the Distributor or an affiliate may contribute to sales programs for certain Participating Organizations and may provide non-cash compensation to certain Participating Organizations like sponsorship or funding of sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or by giving out merchandise at industry conferences, which may be paid for by the Distributor or an affiliate out of its own resources.

The Plan was most recently approved on September 16, 2010, to continue in effect until November 30, 2011.  Thereafter, the Plan may continue in effect for successive annual periods commencing December 1, provided it is approved by the shareholders or by the Board of Trustees.  This includes a majority of Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan.  The Plan further provides that it may not be amended to increase materially the costs which may be spent by the Fund pursuant to the Plan without shareholder approval, and that other material amendments must be approved by the Trustees including a majority of Trustees who are not interested persons of the Fund and who have no direct or indirect interest in the operation of the Plan or in the agreements related to the Plan.  The Plan may be terminated at any time by a vote of a majority of the disinterested Trustees of the Fund or the Fund’s shareholders, respectively.

Custodian and Transfer Agent

The Bank of New York Mellon, 2 Hanson Place, 7th Floor, Brooklyn, NY 11217, is custodian for the Portfolio’s cash and securities. Reich & Tang Services, Inc. (“Reich & Tang”), an affiliate of the Manager, located at 1411 Broadway, 28th Floor, New York, NY 10018, is transfer agent and dividend agent for the shares of the Portfolio.  As transfer agent, Reich & Tang performs various functions including the processing of shareholder purchase, redemption and exchange transactions and the maintenance of shareholder records regarding such transactions.  As dividend agent, Reich & Tang makes dividend payments to Portfolio shareholders on behalf of the Portfolio and performs certain recordkeeping and reporting functions regarding such payments.  Pursuant to the Transfer Agency Agreement between Reich & Tang and the Portfolio, Reich & Tang, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.02% of the monthly average net assets of the Treasurer Shares and Liquidity Shares of the Portfolio.

For the year ended March 31, 2011 these fees, which are account charges only, and do not include out-of-pocket charges after waivers amounted to:*

	Amount	%
Treasurer Shares	$0	0.00%
Liquidity Shares	$850	0.01%
Total Transfer Agency Fees:	$850
* The Portfolio commenced operations on December 1, 2010 for the Treasurer Shares and November 30, 2010 for the Liquidity Shares.

Counsel And Independent Registered Public Accounting Firm

Legal matters in connection with the issuance of shares of beneficial interest of the Fund are passed upon by Paul, Hastings, Janofsky & Walker LLP, 75 East 55th Street, New York, NY 10022.

PricewaterhouseCoopers LLP, independent registered public accounting firm, has been selected as the independent registered public accountants for the Fund.

VI. BROKERAGE ALLOCATION AND OTHER PRACTICES

The Portfolio’s purchases and sales of securities usually are principal transactions.  Portfolio securities are normally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for such purchases.  The Fund has paid no brokerage commissions since its formation.  Any transaction for which the Portfolio pays a brokerage commission will be effected at the best price and execution available.  Thus, the Portfolio will select a broker for such a transaction based upon which broker can effect the trade at the best price and execution available.  Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.  The interest received by the Portfolio is net of a fee charged by the issuing institution for servicing the

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underlying obligation and issuing the participation certificate, letter of credit, guarantee or insurance and providing the demand repurchase feature.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed in the best interest of shareholders of the Portfolio rather than by any formula.  The primary consideration is prompt execution of orders in an effective manner at the most favorable price.  No preference in purchasing portfolio securities will be given to banks or dealers that are Participating Organizations.

Investment decisions for the Portfolio will be made independently from those for any other investment companies or accounts that may be or become managed by the Manager or its affiliates.  If, however, the Portfolio and other investment companies or accounts managed by the Manager are simultaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account.  In some cases, this policy might adversely affect the price paid or received by the Portfolio or the size of the position obtainable for the Portfolio.  In addition, when purchases or sales of the same security for the Portfolio and for other investment companies managed by the Manager occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantage available to large denomination purchasers or sellers.

No portfolio transactions are executed with the Manager or its affiliates acting as principal to the extent prohibited by applicable law.  In addition, the Portfolio will not buy bankers’ acceptances, certificates of deposit or commercial paper from the Manager or its affiliates.

VII. CAPITAL STOCK AND OTHER SECURITIES

The Fund has an unlimited authorized number of shares of beneficial interest, having a par value of one tenth of one cent ($.01) per share.  These shares are entitled to one vote per share with proportional voting for fractional shares.  The Fund’s Board of Trustees is authorized to divide the shares into separate series of shares, one for each of the Portfolios that may be created.  There are no conversion or preemptive rights in connection with any shares of the Fund. All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable. Shares are redeemable at net asset value, at the option of the shareholder.

The Money Market Portfolio is subdivided into eight Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor ServiceClass, Retail Class, Advantage Shares, Xpress Shares and Pinnacle Shares.  The U.S.  Treasury Portfolio is subdivided into six Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class,  Investor ServiceClass, Retail Class and Pinnacle Shares.  The U.S.  Government Portfolio is subdivided into six Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class, Investor Service Class, Retail Class and Advantage Shares.  The Municipal Money Market Portfolio is subdivided into six Classes of shares of beneficial interest, Institutional Class, Institutional Service Class, Investor Class,  Investor ServiceClass, Retail Class and Advantage Shares.  The RNT Natixis Liquid Prime Portfolio is subdivided into two Classes of shares of beneficial interest, Treasurer Class and Liquidity Class.  Each share, regardless of Class, will represent an interest in the same portfolio of investments and will have identical voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, designations and terms and conditions, except that:  (i) each Class shares will have different Class designations; (ii) all class shares except Institutional Class, Pinnacle Shares, Treasurer Class and Liquidity Class are assessed a service fee pursuant to the Plans of 0.25% of the Class’ shares’ average daily net assets; (iii) only the Investor Class,  Investor Service Class, Retail Class, Advantage Shares and Xpress Shares will be assessed a distribution fee pursuant to the Plans of 0.20%, 0.45%, 0.65%, 0.75% and 0.75%, of the average daily net assets, respectively; (iv) only the Advantage Shares and Xpress Shares will be assessed an additional sub-accounting fee of up to 0.10% of the average daily net assets of the Advantage Shares and Xpress Shares of the Fund; (v) each Class of each Portfolio will vote separately on matters relating solely to that Class under the Plans and any related agreements in accordance with provisions of Rule 12b-1.  Payments that are made under the Plans will be calculated and charged daily to the appropriate Class prior to determining daily net asset value per share and dividends/distributions.

Under its Declaration of Trust, the Fund has the right to redeem for cash shares owned by any shareholder to the extent and at such times as the Fund’s Board of Trustees determines to be necessary or appropriate to prevent an undue concentration share ownership which would cause the Fund to become a “personal holding company” for federal income tax purposes.  In this regard, the Fund may also exercise its right to reject purchase orders.

The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares outstanding voting for the election of Trustees can elect 100% of the Trustees if the holders choose to do so.  In that event, the holders of the remaining shares will not be able to elect any person or persons to the Board of Trustees.  The Fund will not issue certificates evidencing Fund shares.

As a general matter, the Fund will not hold annual or other meetings of the Fund’s shareholders.  This is because the By-laws of the Fund provide for annual or special meetings only (i) for the election (or re-election) of Trustees,

21

(ii) for approval of the revised investment advisory contracts with respect to a particular class or series of beneficial interest, (iii) for approval of the Fund’s distribution agreement with respect to a particular class or series of beneficial interest, and (iv) upon the written request of shareholders entitled to cast not less than 10% of all the votes entitled to be cast at such meeting.  Annual and other meetings may be required with respect to such additional matters relating to the Fund as may be required by the 1940 Act, including the removal of Fund Trustee(s) and communication among shareholders, any registration of the Fund with the SEC or any state, or as the Trustees may consider necessary or desirable.  Each Trustee serves until his successor is elected or qualified, or until such Trustee sooner dies, resigns, retires or is removed by the vote of the shareholders.

VIII. PURCHASE, REDEMPTION AND PRICING OF SHARES

The material relating to the purchase, redemption and pricing of shares for each Class of shares is located in the Shareholder Information section of the Prospectus and is hereby incorporated by reference.

Redemption In-Kind

Although the Fund generally intends to pay redemptions in cash, it reserves the right, on its own initiative or in response to a shareholder request, to pay the redemption price in whole or in part by a distribution of the Fund’s securities.  Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1.00% of the net assets represented by such Class during any 90-day period.  Any redemption payment greater than this amount will also be in cash unless the Fund elects to pay all or a portion of the remainder of the redemption in Portfolio securities, valued in the same way as the Fund determines its net asset value.  Redemption in-kind is not as liquid as a cash redemption.  Shareholders receiving the Portfolio securities could have difficulty selling them, may incur related transaction costs, and would be subject to risks of fluctuations in the securities’ value prior to sale.

Net Asset Value

The Portfolio does not determine net asset value per share on (i) any day in which the New York Stock Exchange is closed for trading (i.e., New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas) and (ii) Columbus Day and Veterans’ Day.  However, on certain days that the New York Stock Exchange is closed, the Portfolio, at the direction of the Manager, may be open for purchases and redemptions and will determine its net asset value.

The net asset value of the Portfolio is determined as of 5:00 p.m., Eastern time, on each Fund Business Day (as defined in the Prospectus).  The net asset value of a Portfolio is computed by dividing the value of the net assets for the Portfolio (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued but excluding capital stock and surplus) by the total number of shares outstanding for the Portfolio.

The Portfolio’s securities are valued at their amortized cost in compliance with the provisions of Rule 2a-7 under the 1940 Act.  Amortized cost valuation involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.  If fluctuating interest rates or credit issues cause the market value of the Portfolio’s share price to be less than $0.997 or greater than $1.003, the Board of Trustees will consider whether any action should be initiated to prevent the share price from going below $0.996 per share or above $1.005, as described in the following paragraph.  Although the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument is higher or lower than the price an investment company would receive if the instrument were sold.

The Fund’s Board of Trustees has established procedures to stabilize the net asset value at $1.00 per share.  These procedures include a review of the extent of any deviation of net asset value per share, based on available market rates, from the Portfolio’s $1.00 amortized cost per share.  Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders.  Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations.  The Portfolio will maintain a dollar-weighted average portfolio maturity of 60 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, including repurchase agreements, to those United States dollar-denominated instruments that the Manager determines present minimal credit risks, and will comply with certain reporting and record keeping procedures.  The Fund has also established procedures to ensure compliance with the requirement that portfolio securities are First Tier Eligible Securities.  (See “Description of the Fund and Its Investments and Risks” herein.)

IX. TAXATION OF THE PORTFOLIO

The Portfolio has elected to qualify and intends to continue to qualify as a regulated investment company under the Code.  To qualify as a regulated investment company, the Portfolio must distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest

22

and the excess of net short-term capital gains over net long-term capital losses), and meet certain diversification of assets, source of income, and other requirements of the Code.  By meeting these requirements, the Portfolio generally will not be subject to federal income tax on its investment company taxable income distributed to shareholders or on its net capital gains (the excess of net long-term capital gains over net short-term capital losses) reported by each portfolio in a notice to shareholders as capital gain dividends and distributed to shareholders.  If the Portfolio does not meet all of these Code requirements, it will be taxed as an regular corporation and its distributions will generally be eligible for taxation to shareholders as dividend income to the extent of the Portfolio’s current or accumulated earnings and profits.  In determining the amount of net capital gains to be distributed, any capital loss carryover from prior years will be applied against capital gains to reduce the amount of distributions paid.

Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement may subject the Portfolio to a nondeductible 4% excise tax.  To prevent imposition of the excise tax, the Portfolio must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98.2% of the excess of its capital gains over capital losses (adjusted for certain losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed or taxed during such years.

Generally, on the sale or exchange of obligations held for more than one year, gain realized by the Portfolio that is not attributable to accrued market discount will be long-term capital gain.  However, gain on the disposition of a bond purchased at a market discount generally will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Distributions of investment company taxable income generally are taxable to shareholders as ordinary income.  Distributions from the Portfolio are not eligible for the dividends-received deduction available to corporations.  Distributions of net capital gains, if any, reported by the Portfolio as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time the Portfolio’s shares have been held by the shareholder.  All distributions are taxable to the shareholder whether reinvested in additional shares or received in cash.  Shareholders will be notified annually as to the federal tax status of distributions.

Upon the taxable disposition (including a sale or redemption) of shares of the Portfolio, a shareholder may realize a gain or loss, depending upon its basis in the shares.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term, generally depending upon the shareholder’s holding period for the shares.  Non-corporate shareholders are subject to tax at a maximum rate of 15% on capital gains resulting from the disposition of shares held for more than 12 months.  A loss realized by a shareholder on the disposition of Fund shares with respect to which capital gains dividends have been paid will, to the extent of such capital gain dividends, also be treated as long-term capital loss if such shares have been held by the shareholder for six months or less.

Income received by the Portfolio from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country, which may decrease the net return on foreign investments as compared to dividends and interest paid by domestic issuers.  The Portfolio does not expect to be eligible to elect to allow shareholders to claim such foreign taxes as a credit against their U.S. tax liability.

The Portfolio is required to report to the IRS all distributions to shareholders except in the case of certain exempt shareholders.  Distributions by the Portfolio (other than distributions to exempt shareholders) are generally subject to backup withholding of federal income tax at a rate under current law of 28% if (1) the shareholder fails to furnish the Portfolio with and to certify the shareholder’s correct taxpayer identification number or social security number, (2) the IRS notifies the Portfolio or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding.  If the withholding provisions are applicable, distributions (whether requested to be reinvested in additional shares or taken in cash) will be reduced by the amounts required to be withheld.  Backup withholding is not an additional tax and any amounts withheld maybe credited against a shareholder’s ultimate federal income tax liability if appropriate documentation is provided.

The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates).  Distributions by the Portfolio also may be subject to state and local taxes, and the treatment of distributions under state and local income tax laws may differ from the federal income tax treatment.  Shareholders should consult their tax advisors with respect to particular questions of federal, state and local taxation.  Shareholders who are not U.S. persons should consult their tax advisors regarding U.S. foreign tax consequences of ownership of shares of the Portfolio,

23

including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty if one applies).

The preceding discussion and that in the Tax Section of the prospectus assumes that a shareholder is subject to tax as a resident of the United States, is not subject to special taxing rules, holds its shares as capital assets and not part of a hedge or straddle transaction.  Investors should consult their own tax advisors regarding specific questions as to federal, state, local or foreign taxes.

X. UNDERWRITERS

The Portfolio sells and redeems its shares on a continuing basis at its net asset value.  The Portfolio does not impose a front end sales charge for either purchases or redemptions, although there may be a fee imposed on certain wire redemption requests.  The Distributor does not receive an underwriting commission.  In effecting sales of Portfolio shares under the Distribution Agreement, the Distributor, as agent for the Fund, will solicit orders for the purchase of the Portfolio’s shares, provided that any subscriptions and orders will not be binding on the Portfolio until accepted by the Portfolio as principal.  Pursuant to the Distribution Agreement with respect to the Treasurer Shares and Liquidity Shares will receive nominal consideration (i.e., $1.00) for providing such distribution related services.

The Glass-Steagall Act and other applicable laws and regulations prohibit banks and other depository institutions from engaging in the business of underwriting, selling or distributing most types of securities.  On November 16, 1999, President Clinton signed the Gramm-Leach-Bliley Act (the “Act”), repealing certain provisions of the Glass-Steagall Act which have restricted affiliation between banks and securities firms and amending the Bank Holding Company Act thereby removing restrictions on banks and insurance companies.  The Act grants banks authority to conduct certain authorized activity through financial subsidiaries.  In the opinion of the Manager, however, based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the shareholder servicing and related administrative functions referred to above.  The Fund’s Board of Trustees will consider appropriate modifications to the Fund’s operations, including discontinuance of any payments then being made under the Plans to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.  It is not anticipated that the discontinuance of payments to such an institution would result in loss to shareholders or change in the Portfolio’s net asset value.  In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

XI. FINANCIAL STATEMENTS

The audited financial statements for the Fund for the fiscal year ended March 31, 2011, and the report therein of PricewaterhouseCoopers LLP, are herein incorporated by reference to the Fund’s Annual Report.  The Annual Report is available upon request and without charge.

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DESCRIPTION OF RATINGS*

Description of Moody’s Investors Service, Inc.’s Two Highest Municipal Bond Ratings:

Aaa: Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.  While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Description of Moody’s Investors Service, Inc.’s Two Highest Ratings of State and Municipal Notes and Other Short-Term Loans:

Moody’s ratings for state and municipal notes and other short-term loans will be designated Moody’s Investment Grade (“MIG”).  This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used will be as follows:

MIG-1:  This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad based access to the market for refinancing.

MIG-2:  This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

Description of Standard & Poor’s Rating Services Two Highest Debt Ratings:

AAA:  Debt rated AAA has the highest rating assigned by Standard & Poor’s.  Capacity to pay interest and repay principal is extremely strong.

AA:  Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only to a small degree.

Plus ( + ) or Minus ( - ):  The AA rating may be modified by the addition of a plus or minus sign to show relative standing within the AA rating category.

Provisional Ratings:  The letter “p” indicates that the rating is provisional.  A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project.  This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.  The investor should exercise his own judgment with respect to such likelihood and risk.

Description of Standard & Poor’s Rating Services Two Highest Commercial Paper Ratings:

A: Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1: An obligor rated A-1 has a strong capacity to meet its financial commitments.  Those issues determined to possess strong safety characteristics will be denoted with a plus (+) sign designation.

A-2:  An obligor rated A-2 has a satisfactory capacity to meet its financial commitments.  However, the relative degree of safety is not as high as for issues designated A-1.

Description of Moody’s Investors Service, Inc.’s Two Highest Commercial Paper Ratings:

Moody’s employs the following designations, both judged to be investment grade, to indicate the relative repayment capacity of rated issues: Prime-1, highest quality; Prime-2, higher quality.

*           As described by the rating agencies.

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PART C - OTHER INFORMATION

Item 23.                      Exhibits.

(a)	Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(a.1)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(a.2)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 26 on November 30, 2010 and incorporated herein by reference.

(a.3)	Amendment to the Declaration of Trust of the Registrant.

(b)	Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(c)	Not applicable.

(d)
Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(d.1)
Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(d.2)
Investment Management Contract dated September 16, 2010, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010 and incorporated herein by reference.

(e)
Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006,  May 22, 2007, and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc.

(e.1)
Distribution Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(e.2)
Distribution Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(e.3)
Distribution Agreement (relating to the RNT Natixis Liquid Prime Portfolio), dated September 16, 2010, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 26 on November 30, 2010 and incorporated herein by reference.

(f)	Not applicable.

(g)
Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

C-1

(g.1)
Amendment to the Custody Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement Form N-1A on November 30, 2010, and incorporated herein by reference.

(g.2)	Amendment to Schedule I of the Custody agreement dated June 30, 2011, between the Registrant and The Bank of New York Mellon.

(g.3)	Amendment to Schedule II of the Custody Agreement dated June 30, 2011, between the Registrant and the Bank of New York Mellon.

(h)
Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(h.1)
Amendment to the Administrative Services Agreement dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(h.2)
Administrative Services Agreement dated September 16, 2010, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 26 to the Registration Statement Form N-1A on November 30, 2011, and incorporated herein by reference.

(h.3)
Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

(h.4)
Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(h.5)
Amendment to the Fund Accounting Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(h.6)
Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(h.7)
Amendment to the Cash Management Agreement and Related Services Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(h.8)
Expense Limitation Agreement dated September 16, 2010 among the Registrant, on behalf of the RNT Natixis Liquid Prime Portfolio with respect to the Treasurer and Liquidity Class Shares filed with Post-Effective Amendment No. 26 on November 30, 2010 and incorporated herein by reference.

(h.9)
Sub-Accounting Agreement between the Registrant and Reich & Tang Services, Inc., on behalf of the Advantage Class and money market Xpress Fund Shares filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

(i)
Opinion of Dechert, Price & Rhoads as to the legality of the securities being registered filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

C-2

(i.1)	Consent of Paul, Hastings, Janofsky & Walker LLP to the use of their name in the Registration Statement.

(i.2)
Opinion of Sullivan & Worcester LLP as to the legality of the securities being registered (with respect to the RNT Natixis Liquid Prime Portfolio), filed with Post-Effective Amendment No. 26 to the Registration Statement Form N-1A on November 30, 2011, and incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm.

(k)	Audited Financial Statements for the fiscal year ended March 31, 2011 filed with the Annual Report on Form N-CSR on June 1, 2011, and incorporated herein by reference.

(l.1)
Written assurance of New England Investment Companies, L.P. that its purchase of shares of the registrant was for investment purposes without any present intention of redeeming or reselling filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(l.2)
Written assurance of Reich & Tang Distributors, Inc. that its purchase of shares of the Treasurer Class shares and Liquidity Class shares of the RNT Natixis Liquid Prime Portfolio of the Registrant was for investment purposes without any present intention of redeeming or reselling, filed with Post-Effective Amendment No. 26 to the Registration Statement Form N-1A on November 30, 2011, and incorporated herein by reference.

(m)
Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006, May 22, 2007 and July 29, 2011 pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(m.1)
Distribution and Service Plan (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(m.2)
Distribution and Service Plan (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(m.3)	Distribution Agreements between the Registrant and Reich & Tang Distributors, Inc. (see Exhibit e - e.2)

(m.4)	Distribution Agreement (relating to the RNT Natixis Liquid Prime Portfolio) (see Exhibit e-3)

(m.5)
Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006, May 22, 2007 and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc.

(m.6)
Shareholder Servicing Agreement (relating to the Advantage Class Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(m.7)
Shareholder Servicing Agreement (relating to the money market Xpress Fund Shares), dated July 20, 2006, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

C-3

(m.8)
Shareholder Servicing Agreement (relating to the RNT Natixis Liquid Prime Portfolio), dated September 16, 2010, between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 26 on November 30, 2010 and incorporated herein by reference.

(n)	Amendment No. 15 to Rule 18f-3 Multi-Class Plan.

(o)	Reserved.

(p)	There are no 17j-1 Codes of Ethics applicable to the Registrant because the Registrant is a money market fund.

(q)	Powers of Attorney of the Trustees of the Registrant filed with Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A on July 29, 2009, and incorporated herein by reference.

Item 24.	Persons Controlled by or Under Common Control with Registrant.

The following open-end management investment companies may be considered to be under common control with the Registrant: California Daily Tax Free Income Fund, Inc. New York Daily Tax Free Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

Item 25.                      Indemnification.

The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 26.                      Business and Other Connections of the Investment Adviser.

The description of Reich & Tang Asset Management, LLC  (“RTAM”) under the caption "Management, Organization and Capital Structure" in the Prospectus and "Investment Advisory and Other Services" and "Management of the Fund" in the Statement of Additional Information constituting parts A and B, respectively, of this Post-Effective Amendment to the Registration Statement are incorporated herein by reference.

RTAM is a limited liability company that is a wholly-owned subsidiary of Natixis Global Asset Management, L.P. ("Natixis Global AM"). Natixis Global AM is the managing member and direct owner of RTAM.

Christopher Brancazio is Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of RTAM.  Mr. Brancazio has been associated with RTAM since September 2007.  Mr. Brancazio is also Chief Compliance Officer and AML Officer of four funds in the Reich & Tang Fund Complex.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  Mr. Brancazio also serves as Senior Vice President, Chief Compliance Officer, AML Officer and Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC. From February 2007 to August 2007, Mr. Brancazio was a Compliance Officer at Bank of New York Asset Management.  From March 2002 to February 2007. Mr. Brancazio served as Vice President, Chief Compliance Officer, and AML Officer of Trainer Wortham & Co. Inc., and the Trainer Wortham Mutual Funds.

Esther Cheung is Head of Fund Accounting for Reich & Tang Asset Management, LLC “RTAM”.  Ms. Cheung has been associated with RTAM since June of 2010.  Ms. Cheung is also Vice President of four funds in the Reich & Tang Fund Complex.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  From February 2004 to May 2010, Ms. Cheung was an audit manager at KPMG, LLP.

Richard De Sanctis is Executive Vice President and Chief Operating Officer of RTAM.  Mr. De Sanctis has been associated with RTAM and its predecessors since December 1990.  Mr. De Sanctis is also Vice President of four funds in the Reich and Tang Fund Complex.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  Mr. De Sanctis also serves as Executive Vice President, Chief Operating Officer and Member of Reich & Tang Deposit Solutions, LLC, Stable Custody Group LLC and Stable Custody Group II LLC, and Director, Executive Vice President and Chief Operating Officer of Reich & Tang Distributors, Inc., and Reich & Tang Services, Inc.

C-4

John Drahzal is an Executive Vice President of RTAM.  Mr. Drahzal has been associated with RTAM since January 2011. Mr. Drahzal also serves as President of Reich & Tang Deposit Solutions, LLC and Chief Executive Officer and President of Reich & Tang Distributors, Inc.  Prior to 2011, Mr. Drahzal served as the Managing Director of Double Rock Corporation and President of Intrasweep LLC and LIDs Capital LLC, wholly owned subsidiaries of Double Rock.

Steven W. Duff is Executive Vice President, Chief Investment Officer and Manager of RTAM.  Mr. Duff has been associated with RTAM and its predecessors since August 1994.  Mr. Duff is also a Director/Trustee of three funds in the Reich & Tang Fund Complex.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  Mr. Duff also serves as a Director of Reich & Tang Distributors, Inc. Prior to December 2007 Mr. Duff was President of the Fund and President of nine funds in the Reich & Tang Fund Complex, Principal Executive Officer of Delafield Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.

Barbara Francis is a Senior Vice President of RTAM.  Ms. Francis has been associated with RTAM and its predecessors since January 1997.  Ms. Francis is also a Senior Vice President of Reich & Tang Deposit Solutions, LLC and Reich & Tang Services, Inc.

Christopher Gill is a Senior Vice President and Assistant Secretary of RTAM.  Mr. Gill has been associated with RTAM and its predecessors since February 1994.   Mr. Gill is Vice President of four funds in the Reich & Tang Fund Complex.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY 10018. Mr. Gill also serves as a Senior Vice President and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President and Director of Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

Thomas Hernly is a Vice President of RTAM.  Mr. Hernly has been associated with RTAM and its predecessors since March 1996.  Mr. Hernly is also a Vice President of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLCJoseph Jerkovich is a Senior Vice President and Chief Financial Officer of RTAM and Reich & Tang Services, Inc. Mr. Jerkovich has been associated with RTAM since September 2004.  Mr. Jerkovich is also Treasurer and Assistant Secretary of four funds in the Reich & Tang Fund Complex.   These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  Mr. Jerkovich is also a Senior Vice President, Chief Financial Officer and Member of Reich & Tang Deposit Solutions, LLC, Senior Vice President, Chief Financial Officer and Director of Reich & Tang Services, Inc., a Senior Vice President, Treasurer, Chief Financial Officer and Member of Stable Custody Group LLC and Stable Custody Group II LLC.

Michael P. Lydon is President, Chief Executive Officer and Manager of RTAM.  Mr. Lydon has been associated with RTAM since January 2005.  Mr. Lydon is also President and Director/Trustee of two funds in the Reich & Tang Fund Complex, President of New York Daily Tax Free Income Fund, Inc., and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  Mr. Lydon also serves as Chief Executive Officer and Member of Reich & Tang Deposit Solutions, LLC,  Executive Vice President and Director of Reich & Tang Distributors Inc., President, Chief Executive Officer and Director for Reich & Tang Services, Inc., Chief Executive Officer and Member for Stable Custody Group LLC and Stable Custody Group II LLC Prior to 2007, Mr. Lydon was Vice President of twelve funds in the Reich & Tang Fund Complex.

Christine Manna is a Vice President and Assistant Secretary of RTAM.  Ms. Manna has been associated with RTAM since June 1995.  Ms. Manna is also Secretary of four funds in the Reich & Tang Fund Complex.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  Ms. Manna is also a Vice President and Assistant Secretary of Reich & Tang Deposit Solutions, LLC, Reich & Tang Distributors, Inc., Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.

Andrew Mintz is a Senior Vice President of RTAM.  Mr. Mintz has been associated with RTAM and its predecessors since March 1991.  Mr. Mintz is also a Senior Vice President of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.

C-5

Thomas Nelson is a Senior Vice President of RTAM.  Mr. Nelson has been associated with RTAM since June 2010.  Mr. Nelson also serves as Senior Vice President of Reich & Tang Deposit Solutions, LLC and Reich & Tang Distributors, Inc.  From December 2008 until June 2010, Mr. Nelson served as the Director of Institutional Sales at Institutional Deposits Corporation, and from January 2006 until October 2007, Mr. Nelson served as a Senior Vice President at ICAP Capital Markets.

Marty O’Connor is a Vice President of RTAM.  Mr. O’Connor has been associated with RTAM and its predecessors since March 1992.  Mr. O’Connor is also a Vice President of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.

Jeffrey D. Plunkett is a Manager of RTAMLLC.  Mr. Plunkett also Executive Vice President and Group General Counsel of Natixis Global Asset Management and has been associated with Natixis Global Asset Management since 1996.

Richard Preuss is a Vice President of RTAM.  Mr. Preuss has been associated with RTAM and its predecessors since July 1986.  Mr. Preuss is also a Vice President of Reich & Tang Deposit Solutions, LLC, Reich & Tang Services, Inc., Stable Custody Group LLC and Stable Custody Group II LLC.

Robert Rickard is Senior Vice President of RTAM.  Mr. Rickard has been associated with RTAM since December 1991. Mr. Rickard is also Vice President of four funds in the Reich & Tang Fund Complex.  These funds are all located at 1411 Broadway, 28th Floor, New York, NY  10018.  Mr. Rickard is also Senior Vice President of Reich & Tang Distributors, Inc.

Duncan Wilkinson is a Manager of RTAM.  Mr. Wilkinson is also Senior Vice President and Deputy Global Chief Financial Officer of Natixis Global Asset Management, and has been associated with Natixis Global Asset Management since 2000.

Item 27.  Principal Underwriters.

(a)
Reich & Tang Distributors, Inc., the Registrant's distributor, is also the distributor of California Daily Tax Free Income Fund, Inc., New York Daily Tax Free Income Fund, Inc. and Tax Exempt Proceeds Fund, Inc.

(b)	The following are the directors and officers of Reich & Tang Distributors, Inc. For all persons listed below, the principal address is 1411 Broadway, 28th Floor, New York, New York 10018.

Name	Positions and Offices with the Distributor	Positions and Offices with the Registrant
Christopher Brancazio	Chief Compliance Officer, AML Officer, Senior Vice President and Secretary	Chief Compliance Officer and AML Officer
Richard De Sanctis	Director, Executive Vice President and Chief Operating Officer	Vice President
John Drahzal	President and Chief Executive Officer	None
Steven W. Duff	Director	Director
Christopher Gill	Director and Senior Vice President	Vice President
Joseph Jerkovich	Senior Vice President and Chief Financial Officer	Treasurer and Assistant Secretary
Michael Lydon	Director and Executive Vice President	President and Director
Christine Manna	Vice President and Assistant Secretary	Secretary
Thomas Nelson	Senior Vice President	None
Robert Rickard	Senior Vice President	Vice President
Alex Shuster	Vice President	Vice President
Christine Stridiron	Vice President	None

(c)           Not applicable.

C-6

Item 28.	Location of Accounts and Records.
Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management, LLC, 1411 Broadway, 28th Floor, New York, NY  10018, the Registrant's manager; and at The Bank of New York Mellon , 2 Hanson Place – 7th Floor, Brooklyn, NY 11217, the Registrant's custodian; and at Reich & Tang Services, Inc., 1411 Broadway, 28th Floor, New York, NY  10018, the Registrant’s transfer agent and dividend disbursing agent.

Item 29.                        Management Services.

Not applicable.

Item 30.                        Undertakings.

Not applicable.

C-7

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 25th day of July, 2011.

DAILY INCOME FUND	DAILY INCOME FUND

	By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on July 25, 2011.

	SIGNATURE	CAPACITY	DATE

(1)	Principal Executive Officer

By:	/s/ Michael P. Lydon
	Michael P. Lydon	President	July 25, 2011

(2)	Principal Financial and Accounting Officer

By:	/s/ Joseph Jerkovich
	Joseph Jerkovich	Treasurer and Assistant Secretary	July 25, 2011

(3)	Board of Trustees

	/s/ Michael P. Lydon	Trustee	July 25, 2011

By:	/s/ Steven W. Duff	Trustee	July 25, 2011

	Albert R. Dowden	Trustee *	July 25, 2011
	Carl Frischling	Trustee *
	Edward A. Kuczmarski	Trustee *
	William Lerner	Trustee *
	Dr. W. Giles Mellon	Trustee *
	Robert Straniere	Trustee *
	Dr. Yung Wong	Trustee *

By:	/s/ Christine Manna
	Christine Manna		July 25, 2011
* Attorney-in-Fact

*	See exhibit (q) herein for Powers of Attorney.

EXHIBIT INDEX

(a.3)	Amendment to the Declaration of Trust of the Registrant.

(e)	Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006, May 22, 2007, and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc.

(g.2)	Amendment to Schedule I of the Custody agreement dated June 30, 2011, between the Registrant and The Bank of New York Mellon.

(g.3)	Amendment to Schedule II of the Custody Agreement dated June 30, 2011, between the Registrant and the Bank of New York Mellon.

(i.1)	Consent of Paul, Hastings, Janofsky & Walker LLP to use of their name in the Registration Statement.

(j)	Consent of Independent Registered Public Accounting Firm.

(m)	Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006, May 22, 2007 and July 29, 2011 pursuant to Rule 12b-1 under the Investment Company Act of 1940.

(m.5)	Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006, May 22, 2007 and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc.

(n)	Amendment No. 15 to Rule 18f-3 Multi-Class Plan.